UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61719-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLC Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2006 STATE FARM INSURANCE ® State Farm Variable Product Trust SEMI-ANNUAL REPORT Large Cap Equity Fund Small Cap Equity Fund International Equity Fund Large Cap Equity Index Fund Small Cap Equity Index Fund International Equity Index Fund Stock and Bond Balanced Fund Bond Fund Money Market Fund

Table of Contents

Message to Variable Product Customers	1

Portfolio Summary	2

Expense Example	5

Board Approval of Investment Advisory Agreements	7

Schedule of Investments

Large Cap Equity Fund	9

Small Cap Equity Fund	11

International Equity Fund	13

Large Cap Equity Index Fund	17

Small Cap Equity Index Fund	23

International Equity Index Fund	43

Stock and Bond Balanced Fund	56

Bond Fund	57

Money Market Fund	61

Financial Statements

Statements of Assets and Liabilities	62

Statements of Operations	64

Statements of Changes in Net Assets	66

Notes to Financial Statements	70

Financial Highlights	78

1-888-702-2307

State Farm VP Management Corp.

Securities Products Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust . It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Not FDIC Insured	• May lose value • No bank guarantee

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MA, MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MA, MT, NY, WI; 97085 in MT; A97035 in NY & WI.

This material must be accompanied or preceded by a prospectus.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2006 for the State Farm Variable Product Trust. Included are financial statements and a complete list of portfolio holdings to help you further understand the underlying Funds available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. We encourage your review and consideration of this entire report.

After a relatively strong start in the 1st quarter, equity and bond markets declined during the 2nd quarter with concerns over rising interest rates, inflation, and prospects of an economic slowdown. In the domestic equity market, small cap stocks as measured by the Russell 2000® Index outperformed large cap stocks as measured by the S&P 500® Index with a gain of 8.21% versus 2.71% year-to-date through June 30, 2006. During the same timeframe, international equity markets overall gained ground in the 2nd quarter and provided a return of 10.16% as measured by the MSCI EAFE® Free Index. Among fixed income markets, the Lehman Brothers U.S. Government/Credit Intermediate Bond Index declined -0.17% year-to-date through June 30, 2006.1

Look for a detailed discussion of factors that impacted the performance of the underlying Funds during 2006 in the next State Farm Variable Product Trust Annual Report.

Sincerely,

Susan D. Waring

Vice President

State Farm Investment Management Corp.

[1]	Source: All index performance information as of 6/30/2006 was obtained from Lipper Analytics. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The Lehman Brothers Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities from 1 up to (but not including) 10 years and an outstanding par value of at least 250 million. It is not possible to invest directly in an index. The stocks of small companies are more volatile than the stocks of larger, more established companies. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Portfolio Summary

*	Illustrated by sector and based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 11 other countries each of which represents less than 2% of net assets.

Portfolio Summary (continued)

*	Illustrated by sector and based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 12 other countries each of which represents less than 3% of net assets.

Portfolio Summary (continued)

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)(1)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[2]
Large Cap Equity Fund
Actual	$1,000.00	$1,040.66	0.70%	$3.54
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51
Small Cap Equity Fund
Actual	1,000.00	1,022.82	0.90%	4.51
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51
International Equity Fund
Actual	1,000.00	1,062.77	1.00%	5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01
Large Cap Equity Index Fund
Actual	1,000.00	1,026.13	0.31%	1.56
Hypothetical (5% return before expenses)	1,000.00	1,023.26	0.31%	1.56
Small Cap Equity Index Fund
Actual	1,000.00	1,080.33	0.48%	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48%	2.41
International Equity Index Fund
Actual	1,000.00	1,096.54	0.70%	3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[2]
Stock and Bond Balanced Fund[3]
Actual	$1,000.00	$1,015.89	0.41%	$2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.76	0.41%	2.06
Bond Fund
Actual	1,000.00	1,000.87	0.56%	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56%	2.81
Money Market Fund
Actual	1,000.00	1,020.94	0.50%	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50%	2.51

[1]	This expense example reflects only the underlying Fund fees. As an owner of an interest in the Accounts, you do not directly own shares of the underlying Funds. Instead, you allocate premiums to a subaccount of the Accounts and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in the Accounts is also subject to contract level fees and expenses which are not included in this expense example.
[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
[3]	Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/40% throughout the year. Refer to the Stock and Bond Balanced Fund’s Schedule of Investments for the ratio as of June 30, 2006.

Board Approval of Investment Advisory Agreements

Board Review of the Continuation of the Investment Advisory Agreement and Continuation of the Investment Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“VP Trust”) held on June 16, 2006, all of the Trustees present, including those Trustees present who were not interested persons of VP Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and VP Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, VP Trust and Barclays Global Fund Advisors (“Barclays”), which agreement will be referred to as the “Barclays Sub-Advisory Agreement,” and (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, VP Trust and Capital Guardian Trust Company (“Capital Guardian”), which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement.” Together the Barclays Sub-Advisory Agreement and the Capital Guardian Sub-Advisory Agreement will be referred to as the “Sub-Advisory Agreements.”

Barclays serves as the investment sub-adviser to VP Trust’s Large Cap Equity Index Fund, Small Cap Equity Index Fund and International Equity Index Fund (collectively, the “Sub-Advised Equity Index Funds”). In this role, Barclays is primarily responsible for the day-to-day management of the investments of the Sub-Advised Equity Index Funds. Capital Guardian serves as investment sub-adviser to VP Trust’s Large Cap Equity Fund, Small Cap Equity Fund and its International Equity Fund (collectively the “Sub-Advised Equity Funds”). In this role, Capital Guardian is primarily responsible for the day-to-day management of the investments of the Sub-Advised Equity Funds.

Prior to the June 16, 2006 meeting, independent legal counsel to the Independent Trustees of the Board had sent to SFIMC, Barclays and Capital Guardian a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. SFIMC, Barclays and Capital Guardian provided materials to the Board responding to those requests prior to the meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Board also received a report prepared by Lipper Inc., an independent fund tracking organization, (the “Lipper Report”) relating to the performance and expenses of the nine series of VP Trust (each a “Fund” and collectively the “Funds”) prior to the June 16th meeting. In addition, the Board received and reviewed a memorandum from the legal counsel to VP Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering whether to approve continuation of the agreements.

The Independent Trustees of VP Trust also had conducted a preliminary review of all this material on May 31, 2006 at a separate meeting, during which management of VP Trust expanded on those materials, responded to specific questions from the Independent Trustees and produced enhanced materials in response to specific requests at the June 16th Board meeting.

As part of the Board’s consideration of whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees met in executive session and were advised by independent legal counsel. The Board considered the investment performance of SFIMC in managing each Fund, the investment performance of Barclays in sub-advising the Sub-Advised Equity Index Funds and the investment performance of Capital Guardian in sub-advising the Sub-Advised Equity Funds, including, as applicable, the year-to-date, one, three, and five year performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board further considered that the performance of each Sub-Advised Equity Index Fund closely matched the performance of each such Fund’s benchmark index, net of fees. The Board concluded that the net performance of those Funds over the periods reviewed was acceptable and closely tracked their benchmarks.

The Board next reviewed the performance of VP Trust’s Bond Fund, Money Market Fund and the Stock and Bond Balanced Fund. The Lipper Report indicated that the performance of those Funds was competitive with each Fund’s benchmarks and/or indexes and with the performance of each Fund’s Peer Funds. After extensive discussion of this and other information, the Board concluded that the investment performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund over the periods reviewed was acceptable.

The Board then considered the since inception performance of the Sub-Advised Equity Funds, each of which is sub-advised by Capital Guardian. The Board extensively reviewed each Fund’s performance compared to benchmarks, an index and to the performance of Peer Funds.

With respect to Capital Guardian’s services provided to the Small Cap Equity Fund, the Board determined that, despite Capital Guardian’s efforts to improve the Fund’s performance compared to its benchmarks, index and its Peer Funds, the Small Cap Equity Fund’s performance over the period examined was less robust than expected. In response to management’s statements that it currently was examining alternatives to Capital Guardian’s continuing as investment sub-adviser to the Small Cap Equity Fund, including possibly seeking a new investment sub-adviser(s), merging the Fund or changing its investment strategy, the Board unanimously agreed that Capital Guardian should be terminated as a sub-adviser to the Small Cap Equity Fund as soon as practicable.

With respect to Capital Guardian’s services provided to the Large Cap Equity Fund and the International Equity Fund, the Board concluded that the performance of those Funds was acceptable.

The Board next examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. The Board noted that each Fund’s expense structure and overall fees were competitive as compared to the expense structure and overall fees of the Peer Funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC, Barclays and Capital Guardian in providing advisory or sub-advisory services to each Fund. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable and appropriate for the shareholders and that the amount of net income earned by each entity (if any) with respect to each Fund was within industry standards.

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC, Barclays and Capital Guardian to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at SFIMC, Barclays and Capital Guardian, and concluded that, except with respect to Capital Guardian’s sub-advisory services provided to the Small Cap Equity Fund, each organization’s investment management team has a satisfactory, long-term track record. The Board considered that SFIMC has been engaged in the business of managing mutual funds since 1968, and that as of December 31, 2005, SFIMC managed more than $9.6 billion in assets. The Board noted that Barclays is one of the largest investment managers in the world, with over $1.5 trillion in assets under management as of December 31, 2005, including 2,000 funds that track over 2,000 indexes. The Board noted that Capital Guardian had approximately $157 billion of assets under management as of December 31, 2005, and that it was part of one of the largest investment managers in the world. After considering all of this information, the Board concluded that SFIMC, Barclays and Capital Guardian each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, SFIMC, Barclays and Capital Guardian (except with respect to Capital Guardian’s sub-advisory services provided to the Small Cap Equity Fund) would be able to continue to provide satisfactory services to VP Trust.

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund company achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the Funds within VP Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by VP Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. In tandem with monitoring SFIMC’s profitability, the Board determined to continue to monitor whether it is appropriate for SFIMC to continue to charge a level percentage advisory fee to the Funds within VP Trust.

The Board next discussed whether SFIMC, Barclays or Capital Guardian derive any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC, Barclays or Capital Guardian (and each company’s respective affiliates) receive for providing various services to VP Trust, particularly because SFIMC, Barclays or Capital Guardian do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary, or so-called “fallout” benefits enables SFIMC, Barclays and Capital Guardian to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC, Barclays and Capital Guardian, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the continuation of the Advisory Agreement and the Sub-Advisory Agreements for all Funds (other than with respect to Capital Guardian and the Small Cap Equity Fund) through June 30, 2007. With respect to the Small Cap Equity Fund, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved continuing the Capital Guardian Sub-Advisory Agreement through December 31, 2006, to provide time to SFIMC to finalize its recommendations to the Board. The Board anticipates taking preliminary action with respect to the Small Cap Equity Fund at its September meeting, although there is no guarantee that any action will be taken by that time.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.23%)

Consumer Discretionary (4.82%)
AutoNation Inc. (a)	4,751	$101,861
Carnival Corp.	2,500	104,350
Clear Channel Communications Inc.	13,800	427,110
Dollar Tree Stores Inc. (a)	3,600	95,400
General Motors Corp.	6,900	205,551
Jarden Corp. (a)	5,200	158,340
Leggett & Platt Inc.	10,500	262,290
McDonald’s Corp.	2,900	97,440

		1,452,342

Consumer Staples (12.02%)
Altria Group Inc.	13,100	961,933
Anheuser-Busch Companies Inc.	3,200	145,888
Avon Products Inc.	8,900	275,900
Campbell Soup Co.	8,300	308,013
General Mills Inc.	4,000	206,640
Kraft Foods Inc. Class A	26,700	825,030
Sara Lee Corp.	31,700	507,834
Unilever NV New York Shares	17,400	392,370

		3,623,608

Energy (8.04%)
Anadarko Petroleum Corp.	5,700	271,833
Chevron Corp.	6,900	428,214
Exxon Mobil Corp.	4,700	288,345
Royal Dutch Shell PLC ADR Class A	1,700	113,866
Royal Dutch Shell PLC ADR Class B	11,900	831,453
Transocean Inc. (a)	6,100	489,952

		2,423,663

Financials (29.26%)
American International Group Inc.	6,500	383,825
AmeriCredit Corp. (a)	11,500	321,080
Berkshire Hathaway Inc. Class A (a)	2	183,318
Capital One Financial Corp.	4,700	401,615
Chubb Corp.	5,800	289,420
Everest Re Group Ltd.	900	77,913
Fifth Third Bancorp	9,600	354,720
General Growth Properties Inc.	12,900	581,274
Goldman Sachs Group Inc.	900	135,387
Hartford Financial Services Group Inc.	3,700	313,020
Host Hotels & Resorts Inc.	3,700	80,919
Hudson City Bancorp Inc.	50,100	667,833
IndyMac Bancorp Inc.	6,900	316,365
JPMorgan Chase & Co.	28,700	1,205,400
Marsh & McLennan Companies Inc.	25,200	677,628
RenaissanceRe Holdings Ltd.	3,800	184,148
St. Paul Travelers Co. Inc.	2,100	93,618
Wachovia Corp.	7,200	389,376
Washington Mutual Inc.	24,600	1,121,268
Wells Fargo & Co.	11,200	751,296

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
XL Capital Ltd. Class A	4,700	$288,110

		8,817,533

Health Care (11.03%)
AstraZeneca PLC ADR	8,000	478,560
Eli Lilly & Co.	1,900	105,013
Medco Health Solutions Inc. (a)	8,900	509,792
Merck & Co. Inc.	20,300	739,529
Pfizer Inc.	21,000	492,870
Triad Hospitals Inc. (a)	9,600	379,968
WellPoint Inc. (a)	8,500	618,545

		3,324,277

Industrials (6.66%)
American Standard Cos. Inc.	3,000	129,810
Emerson Electric Co.	2,600	217,906
General Electric Co.	27,500	906,400
Hubbell Inc. Class B	2,500	119,125
Raytheon Co.	3,900	173,823
Siemens AG ADR	2,100	182,322
Tyco International Ltd.	7,000	192,500
Union Pacific Corp.	900	83,664

		2,005,550

Materials (5.39%)
Air Products & Chemicals Inc.	3,100	198,152
Alcoa Inc.	10,900	352,724
E.I. du Pont de Nemours and Co.	2,800	116,480
International Paper Co.	11,600	374,680
Lyondell Chemical Co.	7,900	179,014
Methanex Corp.	5,200	110,136
The Dow Chemical Co.	7,500	292,725

		1,623,911

Technology (9.84%)
Affiliated Computer Services Inc. Class A (a)	4,200	216,762
Fairchild Semiconductor International Inc. (a)	22,800	414,276
Flextronics International Ltd. (a)	43,000	456,660
Hewlett-Packard Co.	10,800	342,144
Intel Corp.	48,400	917,180
International Rectifier Corp. (a)	2,100	82,068
Jabil Circuit Inc.	5,700	145,920
Sun Microsystems Inc. (a)	93,900	389,685

		2,964,695

Telecommunication Services (4.95%)
AT&T Inc.	19,800	552,222
Embarq Corp. (a)	235	9,633
Sprint Nextel Corp.	24,700	493,753

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecommunication Services (Cont.)
Verizon Communications Inc.	13,000	$435,370

		1,490,978

Utilities (4.22%)
CMS Energy Corp. (a)	19,900	257,506
Duke Energy Corp.	6,100	179,157
Equitable Resources Inc.	3,900	130,650
Exelon Corp.	5,000	284,150
MDU Resources Group Inc.	2,600	95,186
NiSource Inc.	9,200	200,928
Pinnacle West Capital Corp.	3,100	123,721

		1,271,298

Total Common Stocks
(cost $28,047,318)		28,997,855

Short-term Investments (3.32%)
JPMorgan 100% US Treasury Securities Money Market Fund	512,172	512,172
JPMorgan Treasury Plus Money Market Fund	487,676	487,676

Total Short-term Investments
(cost $999,848)		999,848

TOTAL INVESTMENTS (99.55%)
(cost $29,047,166)		29,997,703
OTHER ASSETS, NET OF LIABILITIES (0.45%)		134,740

NET ASSETS (100.00%)		$30,132,443

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (95.95%)

Consumer Discretionary (19.19%)
Advo Inc.	8,500	$209,185
American Axle & Manufacturing Holdings Inc.	16,800	287,448
Arbitron Inc.	8,400	321,972
Blue Nile Inc. (a)	1,300	41,808
California Pizza Kitchen Inc. (a)	4,000	109,920
Citadel Broadcasting Corp.	4,200	37,380
Citi Trends Inc. (a)	2,600	110,994
Fossil Inc. (a)	3,200	57,632
Four Seasons Hotels Inc.	6,300	387,072
Franklin Covey Co. (a)	9,700	71,780
Furniture Brands International Inc.	20,300	423,052
Harte-Hanks Inc.	3,100	79,484
J Crew Group Inc. (a)	5,200	142,740
Jarden Corp. (a)	11,100	337,995
Lithia Motors Inc. Class A	2,900	87,928
MDU Communications Inc. (a)	274,600	252,632
Morton’s Restaurant Group Inc. (a)	4,000	61,280
Nautilus Inc.	11,100	174,381
Orient Express Hotels Ltd. Class A	11,500	446,660
Princeton Review Inc. (a)	1,500	7,980
Progressive Gaming International Corp. (a)	10,900	85,020
Radio One Inc. Class D (a)	11,800	87,320
Restoration Hardware Inc. (a)	25,800	185,244
Ruth’s Chris Steak House (a)	4,900	100,058
Scientific Games Corp. Class A (a)	10,500	374,010
Six Flags Inc. (a)	6,200	34,844
Smith & Wesson Holding Corp. (a)	5,300	43,566
Stage Stores Inc.	6,900	227,700
Steiner Leisure Ltd. (a)	1,400	55,342
Tarragon Corp.	2,600	36,010
Texas Roadhouse Inc. Class A (a)	9,200	124,384

		5,002,821

Consumer Staples (1.70%)
Fresh Del Monte Produce Inc.	2,300	39,721
Interstate Bakeries Corp. (a)	11,400	79,800
Prestige Brands Holdings Inc. (a)	10,700	106,679
Tootsie Roll Industries Inc.	4,635	135,017
WD-40 Co.	2,400	80,568

		441,785

Energy (7.20%)
Alpha Natural Resources Inc. (a)	18,400	361,008
Core Laboratories NV (a)	2,000	122,080
Delta Petroleum Corp. (a)	51,300	878,769
Energy Partners Ltd. (a)	3,300	62,535
Helmerich & Payne Inc.	1,100	66,286
Hydril (a)	1,500	117,780
Newpark Resources Inc. (a)	27,800	170,970

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
St. Mary Land & Exploration Co.	2,400	$96,600

		1,876,028

Financials (16.58%)
American Financial Realty Trust	4,600	44,528
Annaly Mortgage Management Inc.	12,300	157,563
Anthracite Capital Inc.	15,000	182,400
Bancshares of Florida Inc. (a)	6,200	136,400
Banner Corp.	12,100	466,334
Cardinal Financial Corp.	12,100	140,602
Columbia Banking Systems Inc.	12,108	452,597
Equity Inns Inc.	4,700	77,832
Federal Agricultural Mortgage Corp. Class C	6,900	191,130
Franklin Bank Corp. (a)	6,100	123,159
Gramercy Capital Corp.	7,700	199,430
Harbor Florida Bancshares Inc.	3,700	137,418
Heritage Financial Corp.	4,500	118,530
International Securities Exchange Inc.	7,200	274,104
LaSalle Hotel Properties	1,400	64,820
Medallion Financial Corp.	5,600	72,576
MFA Mortgage Investments Inc.	7,100	48,848
Montpelier Re Holdings Ltd.	4,300	74,347
optionsXpress Holdings Inc.	1,500	34,965
Pan Pacific Retail Properties Inc.	1,200	83,244
ProAssurance Corp. (a)	1,800	86,724
Provident Bankshares Corp.	2,700	98,253
Seacoast Banking Corp. of Florida	12,900	343,527
Southcoast Financial Corp. (a)	6,380	136,213
Tanger Factory Outlet Centers Inc.	4,800	155,376
Trammell Crow Co. (a)	12,000	422,040

		4,322,960

Health Care (7.94%)
Atherogenics Inc. (a)	8,700	113,535
Dexcom Inc. (a)	2,500	33,950
Exelixis Inc. (a)	12,500	125,625
Human Genome Sciences Inc. (a)	34,500	369,150
Incyte Corp. (a)	35,400	162,840
Matria Healthcare Inc. (a)	3,300	70,686
National Medical Health Card Systems Inc. (a)	1,700	23,460
Option Care Inc.	28,900	346,222
Pharmacyclics Inc. (a)	17,800	68,708
Pharmion Corp. (a)	10,000	170,300
Renovis Inc. (a)	3,200	48,992
Rigel Pharmaceuticals Inc. (a)	7,400	72,002
VistaCare Inc. Class A (a)	11,200	135,520
Wright Medical Group Inc. (a)	11,000	230,230
ZymoGenetics Inc. (a)	5,200	98,644

		2,069,864

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (13.41%)
Actuant Corp. Class A	9,100	$454,545
Albany International Corp. Class A	2,500	105,975
Ducommun Inc. (a)	7,700	142,604
ESCO Technologies Inc. (a)	4,100	219,145
Exponent Inc. (a)	11,400	192,660
G&K Services Inc. Class A	4,600	157,780
Griffon Corp. (a)	3,800	99,180
Jacuzzi Brands Inc. (a)	11,400	100,320
Jetblue Airways Corp. (a)	20,350	247,049
K&F Industries Holdings Inc. (a)	9,900	175,527
Ladish Co. Inc. (a)	10,000	374,700
Pinnacle Airlines Corp. (a)	15,900	111,936
RailAmerica Inc. (a)	43,900	459,194
Resources Connection Inc. (a)	11,700	292,734
Tennant Co.	4,800	241,344
Tetra Tech Inc. (a)	2,700	47,898
United Stationers Inc. (a)	1,500	73,980

		3,496,571

Materials (7.48%)
Apex Silver Mines Ltd. (a)	13,400	201,670
AptarGroup Inc.	4,800	238,128
Georgia Gulf Corp.	15,700	392,814
Methanex Corp.	23,000	487,140
Packaging Corp. of America	10,100	222,402
Texas Industries Inc.	7,700	408,870

		1,951,024

Technology (20.70%)
Advanced Energy Industries Inc. (a)	26,000	344,240
Atheros Communications (a)	6,700	127,032
Benchmark Electronics Inc. (a)	10,500	253,260
Credence Systems Corp. (a)	16,400	57,400
CyberSource Corp. (a)	8,800	102,960
Cymer Inc. (a)	4,900	227,654
Dot Hill Systems Corp. (a)	9,900	33,858
Electro Scientific Industries Inc. (a)	11,700	210,483
EMS Technologies Inc. (a)	19,400	348,618
Fairchild Semiconductor International Inc. (a)	11,700	212,589
FEI Co. (a)	2,200	49,896
Gateway Inc. (a)	104,000	197,600
Intergraph Corp. (a)	1,200	37,788
Kanbay International Inc. (a)	10,600	154,124
Kulicke & Soffa Industries Inc. (a)	28,200	208,962
LoJack Corp. (a)	2,000	37,720
LTX Corp. (a)	22,400	157,024
Measurement Specialties Inc. (a)	8,000	178,160
MIPS Technologies Inc. (a)	10,700	64,949
MKS Instruments Inc. (a)	12,600	253,512
Moldflow Corp. (a)	4,000	46,840
National Instruments Corp.	7,100	194,540

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Novatel Wireless Inc. (a)	12,200	$126,636
ON Semiconductor Corp. (a)	16,600	97,608
Pixelworks Inc. (a)	6,000	16,380
Rudolph Technologies Inc. (a)	4,900	71,050
Sapient Corp. (a)	80,102	424,541
SCO Group Inc. (a)	10,300	42,230
Semtech Corp. (a)	7,000	101,150
Silicon Laboratories Inc. (a)	500	17,575
Spansion Inc. Class A (a)	3,900	62,166
SupportSoft Inc. (a)	10,100	39,794
SYNNEX Corp. (a)	5,000	94,800
Traffic.com Inc. (a)	15,800	88,322
Veeco Instruments Inc. (a)	16,500	393,360
WidePoint Corp. (a)	112,700	322,322

		5,397,143

Telecommunication Services (0.41%)
General Communication Inc. Class A (a)	8,700	107,184

Utilities (1.34%)
Duquesne Light Holdings Inc.	6,000	98,640
Pure Cycle Corp. (a)	5,400	57,834
SEMCO Energy Inc. (a)	34,500	191,820

		348,294

Total Common Stocks
(cost $26,124,042)		25,013,674

Short-term Investments (4.03%)
JPMorgan 100% US Treasury Securities Money Market Fund	543,575	543,575
JPMorgan Treasury Plus Money Market Fund	506,298	506,298

Total Short-term Investments
(cost $1,049,873)		1,049,873

TOTAL INVESTMENTS (99.98%)
(cost $27,173,915)		26,063,547
OTHER ASSETS, NET OF LIABILITIES (0.02%)		6,356

NET ASSETS (100.00%)		$26,069,903

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.87%)

Australia (2.29%)
Amcor Ltd.	11,838	$58,763
Foster’s Group Ltd.	14,400	58,532
Insurance Australia Group Ltd.	19,976	79,416
Macquarie Bank Ltd.	2,018	103,471
Promina Group Ltd.	13,286	55,485
Qantas Airways Ltd.	20,902	45,976
QBE Insurance Group Ltd.	3,974	60,538
Rinker Group Ltd.	15,113	184,067
Woolworths Ltd.	7,511	112,466

		758,714

Austria (0.40%)
Erste Bank Der Oester Spark	1,000	56,278
Telekom Austria AG	1,309	29,149
Wienerberger AG	1,000	47,517

		132,944

Belgium (0.59%)
Fortis	1,700	57,991
SES Global FDR Class A	4,000	56,790
UCB SA	1,500	81,155

		195,936

Canada (6.12%)
Abitibi Consolidated Inc.	10,000	26,964
Alcan Inc.	8,200	384,106
Barrick Gold Corp.	7,700	227,920
CAMECO Corp.	7,700	306,745
Canadian Natural Resources	5,200	287,507
Inco Ltd.	2,200	144,980
Magna International Inc. Class A	600	42,806
Manulife Financial Corp.	1,600	50,696
Methanex Corp.	3,000	63,236
Potash Corp. of Saskatchewan Inc.	2,400	205,536
Rogers Communications Inc. Class B	800	32,185
Suncor Energy Inc.	1,600	129,485
Telus Corp. Non Voting	1,700	68,606
The Toronto Dominion Bank	1,100	55,852

		2,026,624

Denmark (0.33%)
Novo Nordisk A/S	1,700	108,293

Finland (1.70%)
Neste Oil OYJ	2,600	91,585
Nokia Corp. ADR	4,100	83,066
Nokia OYJ	12,400	253,129
UPM-Kymmene OYJ	6,300	135,778

		563,558

France (11.50%)
Accor SA	2,000	121,740

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Air Liquide	550	$107,140
AXA Co.	2,100	68,923
BNP Paribas	4,620	442,305
Bouygues	7,571	389,284
Carrefour SA	1,200	70,358
Dassault Systemes SA	1,000	53,592
Essilor International	900	90,595
Groupe Danone	1,200	152,488
L’Oreal	2,300	217,253
Lafarge SA	1,700	213,416
PagesJuanes SA	1,779	55,862
Renault SA	1,600	171,904
Safran SA	1,300	28,300
Sanofi-Aventis	7,500	731,937
Schneider Electric SA	3,100	323,152
Societe Generale Class A	900	132,382
Thales SA	1,400	54,687
Total SA	2,400	157,937
Veolia Environnement	2,200	113,710
Vivendi SA	3,200	112,147

		3,809,112

Germany (5.73%)
Allianz AG	1,200	189,586
Altana AG	1,200	66,858
Bayer AG	2,500	114,923
Bayerische Motoren Werke AG	1,100	54,956
Commerzbank AG	2,200	80,028
Continental AG	600	61,333
DaimlerChrysler AG	2,300	113,642
Depfa Bank PLC	4,500	74,594
Deutsche Bank AG	1,200	135,068
Deutsche Post AG	3,300	88,469
E.On AG	900	103,626
Infineon Technologies AG (a)	5,900	65,729
SAP AG	1,100	232,148
Siemens AG	3,200	278,444
Volkswagen AG	3,400	238,443

		1,897,847

Greece (0.13%)
Greek Org of Football Prognostics SA	1,200	43,437

Hong Kong (1.86%)
Bank of East Asia Ltd.	19,400	79,810
Hang Lung Group Ltd.	25,000	54,080
Hang Lung Properties Ltd.	31,000	55,483
Hong Kong & China Gas Co. Ltd.	24,000	52,689
Li & Fung Ltd.	48,800	98,652
PCCW Ltd.	61,000	43,592
Sun Hung Kai Properties Ltd.	6,000	61,187
Sun Hung Kai Properties Ltd. (b)	2,000	20,396

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Swire Pacific Ltd. Class A	14,500	$149,644

		615,533

Ireland (0.57%)
CRH PLC	5,800	188,578

Italy (0.35%)
Banca Intesa SpA	8,800	51,551
ENI SpA	2,200	64,804

		116,355

Japan (29.09%)
Advantest Corp.	1,400	142,642
Aeon Co. Ltd.	7,800	171,077
Astellas Pharma Inc.	1,300	47,711
Bridgestone Corp.	2,600	50,096
Canon Inc.	1,800	88,238
Daiichi Sanyko Co. Ltd.	3,000	82,576
Fanuc Ltd.	2,900	260,503
Hankyu Holdings Inc.	9,000	44,041
Hirose Electric Co. Ltd.	700	85,023
Hoya Corp.	2,400	85,355
Japan Tobacco Inc.	24	87,452
Kansai Electric Power	6,200	138,693
Kao Corp.	5,000	130,855
Keyence Corp.	220	56,173
Millea Holdings Inc.	11	204,736
Mitsubishi Corp.	9,900	197,671
Mitsubishi Estate Co. Ltd.	13,000	276,040
Mitsubishi Heavy Industries Ltd.	12,000	51,800
Mitsubishi UFJ Financial Group Inc.	18	251,660
Mitsui & Co. Ltd.	5,000	70,605
Mizuho Financial Group Inc.	58	491,105
Murata Manufacturing Co. Ltd.	1,000	64,925
NGK Spark Plug Co. Ltd.	4,000	80,391
Nidec Corp.	1,000	71,653
Nikon Corp.	5,000	87,295
Nintendo Co. Ltd.	1,800	301,992
Nippon Electric Glass Co. Ltd.	8,000	160,433
Nippon Telegraph & Telephone Corp.	15	73,532
Nissan Motor Co. Ltd.	24,000	262,146
Nitto Denko Corp.	4,600	327,595
Odakyu Electric Railway Co.	10,000	64,488
Orix Corp.	1,710	417,638
Ricoh Co. Ltd.	5,000	98,086
Rohm Co. Ltd.	1,200	107,270
Shimamura Co. Ltd.	900	98,619
Shin-Etsu Chemical Co. Ltd.	1,900	103,268
SMC Corp.	1,900	268,796
Softbank Corp.	22,700	508,786
Sompo Japan Insurance Inc.	9,000	125,830
Sony Corp.	1,700	75,018

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Sumitomo Corp.	18,000	$237,347
Sumitomo Metal Industries Ltd.	24,000	98,986
Sumitomo Mitsui Financial Group Inc.	83	877,578
Sumitomo Realty & Development Co. Ltd.	3,000	73,925
Suzuki Motor Corp.	14,000	302,779
T&D Holdings Inc.	1,050	84,870
Takeda Pharmaceutical Co. Ltd.	2,500	155,540
TDK Corp.	700	53,216
Tokyo Electric Power Co.	2,400	66,271
Tokyo Electron Ltd.	4,900	342,538
Tokyo Gas Co. Ltd.	14,000	65,938
Tokyu Corp.	17,000	99,231
Toshiba Corp.	21,000	137,076
Trend Micro Inc.	4,000	134,918
Ushio Inc.	2,700	56,977
Yahoo! Japan Corp.	254	134,502
Yamada Denki Co. Ltd.	1,900	193,752
Yamato Holdings Co. Ltd.	12,000	212,863

		9,640,120

Netherlands (5.26%)
ABN AMRO Holdings NV	9,746	266,640
Aegon NV	14,019	239,738
ASML Holding NV (a)	2,800	56,728
Heineken NV	7,400	313,764
ING Groep NV	11,400	448,079
Koninklijke KPN NV	22,700	255,213
Koninklijke Numico NV (a)	1,506	67,592
TNT NV	2,700	96,627

		1,744,381

Norway (0.20%)
DNB NOR ASA	5,400	67,013

Singapore (0.79%)
DBS Group Holdings Ltd.	5,000	57,175
Singapore Telecommunications	128,000	205,402

		262,577

Spain (3.89%)
Altadis SA	2,100	99,275
Banco Bilbao Vizcaya Argentaria SA	17,900	368,152
Banco Santander Central Hispano SA	20,000	292,135
Iberdrola SA	3,000	103,334
Inditex	2,200	92,803
Repsol YPF SA	8,200	234,831
Telefonica SA	5,900	98,254

		1,288,784

Sweden (0.98%)
Atlas Copco AB Class A	5,200	144,510

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Sweden (Cont.)
Ericsson LM Class B	31,000	$102,518
Scania AB Class B	1,700	77,243

		324,271

Switzerland (8.10%)
Adecco SA	1,001	59,198
Compagnie Financiere Richemont AG Class A	7,968	364,981
Credit Suisse Group	3,371	188,603
Givaudan	82	64,558
Holcim Ltd.	4,549	348,649
Nestle SA	1,031	323,835
Novartis AG	10,604	574,197
Roche Holding AG	1,307	216,060
Swiss Reinsurance	4,540	317,323
Swisscom AG	336	110,621
Synthes Inc. (a)	471	56,826
UBS AG	529	57,982

		2,682,833

United Kingdom (16.99%)
ARM Holdings PLC	23,900	50,052
AstraZeneca PLC	9,700	585,632
BAE Systems PLC	29,300	200,336
BHP Billiton PLC	3,600	69,833
Brambles Industries PLC	13,200	104,961
British Land Co. PLC	3,300	77,073
Cadbury Schweppes PLC	5,000	48,218
Carnival PLC	2,500	101,845
Diageo PLC	4,100	68,956
HBOS PLC	22,100	384,153
HSBC Holdings PLC	7,600	133,723
Kingfisher PLC	15,000	66,155
Lloyds TSB Group PLC	10,300	101,234
Pearson PLC	5,500	74,906
Reed Elsevier PLC	32,700	330,160
Rio Tinto PLC	2,200	116,311
Royal Bank of Scotland Group	21,200	697,030
Royal Dutch Shell PLC Class A	20,784	699,153
Scottish & Southern Energy PLC	5,300	112,807
Smith & Nephew PLC	8,000	61,615
Standard Chartered PLC	8,100	197,716
Tesco PLC	8,900	54,969
Unilever PLC	4,830	108,609
Vodafone Group PLC	396,300	844,596
Wolseley PLC	2,800	61,771
Xstrata PLC	4,800	181,961

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Yell Group PLC	10,200	$96,478

		5,630,253

Total Common Stocks
(cost $27,431,291)		32,097,163

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.16%)
Investors Bank & Trust Repurchase Agreement, (c) 3.750%, to be repurchased at $1,047,837 on 07/03/06	$1,047,509	$1,047,509

Total Repurchase Agreement
(cost $1,047,509)		1,047,509

TOTAL INVESTMENTS (100.03%)
(cost $28,478,800)		33,144,672
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.03%)		(8,647)

NET ASSETS (100.0%)		$33,136,025

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Repurchase agreement is fully collateralized by U.S. Government Agency securities with a coupon rate of 8.375%, a maturity date of July 25, 2014, and a market value of $1,099,885 as of June 30, 2006.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

Approximately 31.97% of the investment securities are denominated in the Euro, followed by 29.08% in the Japanese Yen, 13.11% in the British Pound, 8.09% in the Swiss Franc, 4.99% in the Canadian Dollar, 4.54% in the U.S. Dollar and 2.75% in the Swedish Krone. The remaining investment securities representing 5.47% of total investments, are denominated in five currencies, each of which represents less than 2.30% of total investments.

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$8,811,913	26.59
Information Technology	3,469,790	10.47
Consumer Discretionary	3,449,136	10.41
Materials	3,366,568	10.16
Industrials	3,175,512	9.58
Health Care	2,858,997	8.63
Telecommunication Services	2,150,434	6.49
Consumer Staples	2,085,698	6.30
Energy	1,972,047	5.95
Utilities	757,068	2.29

Total Stocks	32,097,163	96.87
Repurchase Agreement	1,047,509	3.16
Cash and Other Assets, net of Liabilities	(8,647)	(0.03)

Net Assets	$33,136,025	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.00%)

Aerospace/Defense (1.45%)
Boeing Co.	36,933	$3,025,182
General Dynamics Corp.	18,641	1,220,240
Lockheed Martin Corp.	16,288	1,168,501
Northrop Grumman Corp.	15,963	1,022,590
Raytheon Co.	20,639	919,880
Rockwell Collins Inc.	7,920	442,490

		7,798,883

Agriculture, Foods, & Beverage (3.68%)
Anheuser-Busch Companies Inc.	35,743	1,629,523
Archer-Daniels-Midland Co.	30,239	1,248,266
Campbell Soup Co.	8,609	319,480
Coca-Cola Enterprises Inc.	13,940	283,958
ConAgra Foods Inc.	23,927	529,026
Constellation Brands Inc. (a)	9,094	227,350
Dean Foods Co. (a)	6,210	230,950
General Mills Inc.	16,405	847,482
HJ Heinz Co.	15,406	635,035
Kellogg Co.	11,375	550,891
McCormick & Co. Inc.	6,119	205,293
Molson Coors Brewing Co. Class B	2,634	178,796
Pepsi Bottling Group Inc.	6,206	199,523
PepsiCo Inc.	76,353	4,584,234
Reynolds American Inc.	3,933	453,475
Sara Lee Corp.	34,959	560,043
Sysco Corp.	28,489	870,624
The Coca-Cola Co.	94,565	4,068,186
The Hershey Co.	8,239	453,722
Tyson Foods, Inc.	11,639	172,956
Whole Foods Market Inc.	6,485	419,190
WM Wrigley Jr. Co.	10,200	462,672
Yum! Brands Inc.	12,461	626,415

		19,757,090

Airlines (0.10%)
Southwest Airlines Co.	32,563	533,056

Automotive (0.68%)
Cooper Tire & Rubber Co.	2,786	31,036
Ford Motor Co.	86,630	600,346
General Motors Corp.	26,055	776,178
Genuine Parts Co.	7,971	332,072
Goodyear Tire & Rubber Co. (a)	8,187	90,876
Harley-Davidson Inc.	12,312	675,806
ITT Industries Inc.	8,511	421,294
Navistar International Corp. (a)	2,849	70,114
Paccar Inc.	7,634	628,889

		3,626,611

Banks (6.75%)
AmSouth Bancorporation	15,887	420,211
Bank of America Corp.	210,935	10,145,974

	Shares	Value
Common Stocks (Cont.)

Banks (Cont.)
Bank of New York Co. Inc.	35,679	$1,148,864
BB&T Corp.	25,397	1,056,261
Comerica Inc.	7,483	389,041
Fifth Third Bancorp	25,724	950,502
Golden West Financial Corp.	11,793	875,041
Huntington Bancshares Inc.	11,426	269,425
JPMorgan Chase & Co.	160,450	6,738,900
M&T Bank Corp.	3,648	430,172
Northern Trust Corp.	8,517	470,990
PNC Financial Services Group Inc.	13,667	959,013
State Street Corp.	15,320	889,939
SunTrust Banks Inc.	16,866	1,286,201
Synovus Financial Corp.	14,890	398,754
US Bancorp	82,392	2,544,265
Washington Mutual Inc.	44,502	2,028,401
Wells Fargo & Co.	77,606	5,205,811

		36,207,765

Building Materials & Construction (0.64%)
American Standard Cos. Inc.	8,191	354,425
Centex Corp.	5,650	284,195
DR Horton Inc.	12,527	298,393
Fluor Corp.	4,062	377,482
KB Home	3,529	161,805
Leggett & Platt Inc.	8,373	209,157
Lennar Corp.	6,433	285,432
Louisiana-Pacific Corp.	4,880	106,872
Masco Corp.	18,534	549,348
Pulte Homes Inc.	9,834	283,121
Stanley Works	3,324	156,959
Vulcan Materials Co.	4,615	359,970

		3,427,159

Chemicals (1.55%)
Air Products & Chemicals Inc.	10,348	661,444
Ashland Inc.	3,272	218,243
E.I. du Pont de Nemours and Co.	42,548	1,769,997
Eastman Chemical Co.	3,768	203,472
Hercules Inc. (a)	5,239	79,947
International Flavors & Fragrances Inc.	3,618	127,498
Monsanto Co.	12,494	1,051,870
Pall Corp.	5,768	161,504
PPG Industries Inc.	7,681	506,946
Praxair Inc.	14,963	808,002
Rohm & Haas Co.	6,727	337,157
Sealed Air Corp.	3,737	194,623
Sigma-Aldrich Corp.	3,086	224,167
Temple-Inland Inc.	5,090	218,208
The Dow Chemical Co.	44,518	1,737,538

		8,300,616

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Commercial Service/Supply (1.83%)
Allied Waste Industries Inc. (a)	11,128	$126,414
Apollo Group Inc. Class A (a)	6,470	334,305
Ball Corp.	4,788	177,347
Cendant Corp.	46,399	755,840
Cintas Corp.	6,329	251,641
Convergys Corp. (a)	6,466	126,087
Eastman Kodak Co.	13,238	314,800
Ecolab Inc.	8,378	339,979
Equifax Inc.	5,970	205,010
First Data Corp.	35,320	1,590,813
Interpublic Group of Companies Inc. (a)	20,096	167,801
Monster Worldwide Inc. (a)	5,939	253,358
Moody’s Corp.	11,295	615,126
Omnicom Group Inc.	7,938	707,196
Pactiv Corp. (a)	6,573	162,682
Paychex Inc.	15,389	599,863
Pitney Bowes Inc.	10,129	418,328
Robert Half International Inc.	7,907	332,094
RR Donnelley & Sons Co.	9,956	318,094
Ryder System Inc.	2,788	162,903
Snap-On Inc.	2,697	109,013
Waste Management Inc.	25,035	898,256
WW Grainger Inc.	3,512	264,208
Xerox Corp. (a)	42,039	584,762

		9,815,920

Computer Software & Services (4.29%)
Adobe Systems Inc. (a)	27,623	838,634
Affiliated Computer Services Inc. Class A (a)	5,513	284,526
Autodesk Inc. (a)	10,637	366,551
Automatic Data Processing Inc.	26,667	1,209,349
BMC Software Inc. (a)	9,820	234,698
CA Inc.	20,982	431,180
Computer Sciences Corp. (a)	8,679	420,411
Compuware Corp. (a)	17,623	118,074
Comverse Technology Inc. (a)	9,319	184,237
eBay Inc. (a)	53,401	1,564,115
Electronic Arts Inc. (a)	14,131	608,198
Electronic Data Systems Corp.	23,929	575,732
EMC Corp. (a)	109,362	1,199,701
Intuit Inc. (a)	7,990	482,516
Juniper Networks Inc. (a)	26,017	416,012
Microsoft Corp.	405,533	9,448,919
Oracle Corp. (a)	179,870	2,606,316
Unisys Corp. (a)	15,818	99,337
Yahoo! Inc. (a)	57,752	1,905,816
		22,994,322
Computers (2.81%)
Apple Computer Inc. (a)	39,283	2,243,845
Dell Inc. (a)	105,149	2,566,687

	Shares	Value
Common Stocks (Cont.)

Computers (Cont.)
Gateway Inc. (a)	11,936	$22,678
Hewlett-Packard Co.	129,042	4,088,051
International Business Machines Corp.	71,691	5,507,303
Sun Microsystems Inc. (a)	161,460	670,059

		15,098,623

Consumer & Marketing (4.74%)
Alberto-Culver Co.	3,465	168,815
Altria Group Inc.	96,460	7,083,058
Avery Dennison Corp.	5,093	295,700
Avon Products Inc.	20,733	642,723
Black & Decker Corp.	3,556	300,340
Brown-Forman Corp. Class B	3,821	273,927
Brunswick Corp.	4,360	144,970
Clorox Co.	6,991	426,241
Colgate-Palmolive Co.	23,731	1,421,487
Danaher Corp.	10,911	701,796
Darden Restaurants Inc.	6,040	237,976
Fortune Brands Inc.	6,742	478,749
Harman International Industries Inc.	3,085	263,366
Hasbro Inc.	8,218	148,828
Kimberly-Clark Corp.	21,211	1,308,719
Mattel Inc.	17,862	294,902
Newell Rubbermaid Inc.	12,856	332,070
Starbucks Corp. (a)	35,442	1,338,290
The Estee Lauder Companies	5,471	211,564
The Procter & Gamble Co.	151,589	8,428,348
UST Inc.	7,542	340,823
Wendy’s International Inc.	5,379	313,542
Whirlpool Corp.	3,583	296,135
		25,452,369
Electronic/Electrical Mfg. (5.71%)
Advanced Micro Devices Inc. (a)	22,344	545,640
Agilent Technologies Inc. (a)	19,722	622,426
Applied Materials Inc.	72,556	1,181,212
Emerson Electric Co.	18,943	1,587,613
Freescale Semiconductor Inc. Class B (a)	18,909	555,925
General Electric Co.	480,372	15,833,061
Intel Corp.	269,024	5,098,005
KLA-Tencor Corp.	9,194	382,195
Linear Technology Corp.	14,086	471,740
LSI Logic Corp. (a)	18,079	161,807
Micron Technology Inc. (a)	31,282	471,107
Molex Inc.	6,542	219,615
National Semiconductor Corp.	15,515	370,033
PerkinElmer Inc.	6,043	126,299
Rockwell Automation Inc.	8,229	592,570
Texas Instruments Inc.	72,156	2,185,605

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Waters Corp. (a)	4,808	$213,475

		30,618,328

Financial Services (9.99%)
AMBAC Financial Group Inc.	4,851	393,416
American Express Co.	56,978	3,032,369
Ameriprise Financial Inc.	11,413	509,819
Apartment Investment and Management Co.	4,456	193,613
Archstone-Smith Trust	9,829	500,001
Bear Stearns Companies Inc.	5,568	779,965
Boston Properties Inc.	4,213	380,855
Capital One Financial Corp.	13,994	1,195,787
Charles Schwab Corp.	47,464	758,475
CIT Group Inc.	9,205	481,329
Citigroup Inc.	229,744	11,082,851
Commerce Bancorp Inc.	8,475	302,303
Compass Bancshares Inc.	5,956	331,154
Countrywide Financial Corp.	28,057	1,068,411
E*Trade Financial Corp. (a)	19,673	448,938
Equity Office Properties Trust	16,770	612,273
Equity Residential	13,471	602,558
Federal Home Loan Mortgage Corp.	31,914	1,819,417
Federal National Mortgage Association	44,705	2,150,311
Federated Investors Inc. Class B	3,863	121,685
First Horizon National Corp.	5,813	233,683
Franklin Resources Inc.	7,082	614,788
Goldman Sachs Group Inc.	19,996	3,007,998
H&R Block Inc.	15,107	360,453
Janus Capital Group Inc.	9,862	176,530
Keycorp	18,653	665,539
Kimco Realty Corp.	9,781	356,909
Legg Mason Inc.	6,096	606,674
Lehman Brothers Holdings Inc.	24,652	1,606,078
Marshall & Ilsley Corp.	10,397	475,559
MBIA Inc.	6,177	361,663
Mellon Financial Corp.	19,087	657,165
Merrill Lynch & Co. Inc.	42,680	2,968,821
MGIC Investment Corp.	4,025	261,625
Morgan Stanley	49,507	3,129,337
National City Corp.	25,181	911,300
North Fork Bancorporation Inc.	21,665	653,633
Principal Financial Group	12,869	716,160
ProLogis	11,307	589,321
Public Storage Inc.	3,799	288,344
Regions Financial Corp.	21,020	696,182
Simon Property Group Inc.	8,478	703,165
SLM Corp.	19,079	1,009,661
Sovereign Bancorp Inc.	17,477	354,958
T Rowe Price Group Inc.	12,308	465,365
Vornado Realty Trust	5,467	533,306
Wachovia Corp.	74,408	4,023,985

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Zions Bancorporation	4,896	$381,594

		53,575,326

Forest Products & Paper (0.39%)
International Paper Co.	22,837	737,635
MeadWestvaco Corp.	8,350	233,215
OfficeMax Inc.	3,279	133,619
Plum Creek Timber Co. Inc.	8,498	301,679
Weyerhaeuser Co.	11,366	707,534

		2,113,682

Health Care (11.82%)
Abbott Laboratories	70,628	3,080,087
Aetna Inc.	26,229	1,047,324
Allergan Inc.	7,048	755,968
AmerisourceBergen Corp.	9,632	403,773
Amgen Inc. (a)	54,470	3,553,078
Applera Corp.- Applied Biosystems Group	8,585	277,725
Barr Pharmaceuticals Inc. (a)	4,859	231,726
Bausch & Lomb Inc.	2,483	121,766
Baxter International Inc.	30,237	1,111,512
Becton Dickinson & Co.	11,376	695,415
Biogen Idec Inc. (a)	15,828	733,311
Biomet Inc.	11,408	356,956
Boston Scientific Corp. (a)	56,179	946,054
Bristol-Myers Squibb Co.	90,819	2,348,579
Cardinal Health Inc.	19,220	1,236,423
Caremark Rx Inc.	20,548	1,024,729
Coventry Health Care Inc. (a)	7,370	404,908
CR Bard Inc.	4,793	351,135
Eli Lilly & Co.	52,200	2,885,094
Express Scripts Inc. (a)	6,810	488,549
Forest Laboratories Inc. (a)	14,998	580,273
Genzyme Corp. (a)	12,033	734,615
Gilead Sciences Inc. (a)	21,111	1,248,927
HCA Inc.	18,892	815,190
Health Management Associates Inc.	11,051	217,815
Hospira Inc. (a)	7,097	304,745
Humana Inc. (a)	7,638	410,161
IMS Health Inc.	9,150	245,677
Johnson & Johnson	136,877	8,201,670
King Pharmaceuticals Inc. (a)	11,171	189,907
Laboratory Corp. of America Holdings (a)	5,765	358,756
Manor Care Inc.	3,627	170,179
McKesson Corp.	14,100	666,648
Medco Health Solutions Inc. (a)	14,002	802,035
Medimmune Inc. (a)	11,316	306,664
Medtronic Inc.	55,752	2,615,884
Merck & Co. Inc.	100,812	3,672,581
Mylan Laboratories Inc.	9,461	189,220

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Patterson Cos. Inc. (a)	6,396	$223,412
Pfizer Inc.	338,661	7,948,374
Quest Diagnostics Inc.	7,486	448,561
Schering-Plough Corp.	68,394	1,301,538
St. Jude Medical Inc. (a)	16,519	535,546
Stryker Corp.	13,461	566,843
Tenet Healthcare Corp. (a)	21,722	151,619
UnitedHealth Group Inc.	62,115	2,781,510
Watson Pharmaceuticals Inc. (a)	4,660	108,485
WellPoint Inc. (a)	29,521	2,148,243
Wyeth	62,169	2,760,925
Zimmer Holdings Inc. (a)	11,489	651,656

		63,411,771

Insurance (4.49%)
ACE Ltd.	15,012	759,457
Aflac Inc.	23,051	1,068,414
American International Group Inc.	119,990	7,085,410
Aon Corp.	14,832	516,450
Chubb Corp.	19,158	955,984
Cigna Corp.	5,571	548,799
Cincinnati Financial Corp.	8,026	377,302
Genworth Financial Inc.	17,015	592,803
Hartford Financial Services Group Inc.	13,996	1,184,062
Lincoln National Corp.	13,256	748,169
Loews Corp.	18,753	664,794
Marsh & McLennan Companies Inc.	25,377	682,387
MetLife Inc.	35,037	1,794,245
Progressive Corp.	36,236	931,628
Prudential Financial Inc.	22,783	1,770,239
Safeco Corp.	5,413	305,022
St. Paul Travelers Co. Inc.	32,154	1,433,425
The Allstate Corp.	29,449	1,611,744
Torchmark Corp.	4,547	276,094
UnumProvident Corp.	13,771	249,668
XL Capital Ltd. Class A	8,321	510,077

		24,066,173

Leisure, Lodging & Gaming (0.57%)
Carnival Corp.	19,991	834,424
Harrah’s Entertainment Inc.	8,552	608,732
Hilton Hotels Corp.	15,171	429,036
Marriott International Inc. Class A	15,091	575,269
Starwood Hotels & Resorts Worldwide Inc.	10,027	605,029

		3,052,490

Machinery & Manufacturing (3.51%)
3M Co.	34,824	2,812,734
Bemis Co. Inc.	4,846	148,384
Caterpillar Inc.	30,953	2,305,379
Cooper Industries Ltd. Class A	4,292	398,813

	Shares	Value
Common Stocks (Cont.)

Machinery & Manufacturing (Cont.)
Cummins Inc.	2,143	$261,982
Deere & Co.	10,897	909,791
Dover Corp.	9,369	463,110
Eaton Corp.	6,932	522,673
Goodrich Corp.	5,692	229,331
Honeywell International Inc.	38,230	1,540,669
Illinois Tool Works Inc.	19,122	908,295
Ingersoll-Rand Co. Ltd. Class A	15,187	649,700
Johnson Controls Inc.	9,005	740,391
Millipore Corp. (a)	2,484	156,467
Parker Hannifin Corp.	5,517	428,119
Textron Inc.	5,950	548,471
Thermo Electron Corp. (a)	7,479	271,039
Tyco International Ltd.	94,068	2,586,870
United Technologies Corp.	46,743	2,964,441

		18,846,659

Media & Broadcasting (3.22%)
CBS Corp. Class B	35,589	962,683
Clear Channel Communications Inc.	23,423	724,942
Comcast Corp. Class A (a)	97,769	3,200,957
Dow Jones & Co. Inc.	2,704	94,667
EW Scripps Co. Class A	3,926	169,368
Gannett Co. Inc.	10,950	612,433
Meredith Corp.	1,917	94,968
New York Times Co.	6,703	164,492
News Corp. Class A	109,561	2,101,380
The McGraw-Hill Companies Inc.	16,629	835,275
The Walt Disney Co.	101,331	3,039,930
Time Warner Inc.	198,128	3,427,614
Tribune Co.	10,117	328,094
Univision Communications Inc. (a)	10,276	344,246
Viacom Inc. Class B	33,328	1,194,475

		17,295,524

Mining & Metals (0.95%)
Alcoa Inc.	40,113	1,298,057
Allegheny Technologies Inc.	3,988	276,129
Freeport-McMoRan Copper & Gold Inc.	8,696	481,845
Newmont Mining Corp.	20,728	1,097,133
Nucor Corp.	14,423	782,448
Phelps Dodge Corp.	9,441	775,673
United States Steel Corp.	5,769	404,522

		5,115,807

Oil & Gas (9.88%)
Anadarko Petroleum Corp.	21,210	1,011,505
Apache Corp.	15,291	1,043,611
Baker Hughes Inc.	15,762	1,290,120
BJ Services Co.	14,937	556,553
Chesapeake Energy Corp.	17,869	540,537
Chevron Corp.	102,467	6,359,102

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
ConocoPhillips Co.	76,248	$4,996,531
Devon Energy Corp.	20,330	1,228,135
El Paso Corp.	31,988	479,820
EOG Resources Inc.	11,171	774,597
Exxon Mobil Corp.	279,602	17,153,583
Halliburton Co.	23,840	1,769,166
Hess Corp.	11,157	589,647
Kerr-McGee Corp.	10,385	720,200
Kinder Morgan Inc.	4,849	484,367
Marathon Oil Corp.	16,673	1,388,861
Murphy Oil Corp.	7,715	430,960
Nabors Industries Ltd. (a)	14,174	478,939
National Oilwell Varco Inc. (a)	8,051	509,789
Noble Corp.	6,319	470,260
Occidental Petroleum Corp.	19,823	2,032,849
Rowan Companies Inc.	5,044	179,516
Schlumberger Ltd.	54,499	3,548,430
Sunoco Inc.	6,123	424,263
Transocean Inc. (a)	14,997	1,204,559
Valero Energy Corp.	28,522	1,897,283
Weatherford International Ltd. (a)	16,067	797,245
Williams Companies Inc.	27,587	644,432

		53,004,860

Retailers (5.89%)
Amazon.com Inc. (a)	14,215	549,836
AutoNation Inc. (a)	6,750	144,720
Autozone Inc. (a)	2,416	213,091
Bed Bath & Beyond Inc. (a)	13,066	433,399
Best Buy Co. Inc.	18,499	1,014,485
Big Lots Inc. (a)	5,285	90,268
Circuit City Stores Inc.	6,987	190,186
Coach Inc. (a)	17,811	532,549
Costco Wholesale Corp.	21,788	1,244,748
CVS Corp.	37,791	1,160,184
Dillard’s Inc. Class A	2,815	89,658
Dollar General Corp.	14,604	204,164
Family Dollar Stores Inc.	7,126	174,088
Federated Department Stores Inc.	25,542	934,837
GAP Inc.	25,707	447,302
Home Depot Inc.	95,630	3,422,598
J.C. Penney Co. Inc.	10,841	731,876
Kohls Corp. (a)	15,636	924,400
Kroger Co.	33,419	730,539
Limited Brands	16,006	409,594
Lowe’s Companies Inc.	35,759	2,169,498
McDonald’s Corp.	57,410	1,928,976
Nordstrom Inc.	10,049	366,788
Office Depot Inc. (a)	13,423	510,074
RadioShack Corp.	6,225	87,150
Safeway Inc.	20,721	538,746
Sears Holdings Corp. (a)	4,513	698,793
Staples Inc.	33,562	816,228

	Shares	Value
Common Stocks (Cont.)

Retailers (Cont.)
Supervalu Inc.	9,378	$287,905
Target Corp.	39,994	1,954,507
The Sherwin-Williams Co.	5,093	241,816
Tiffany & Co.	6,561	216,644
TJX Companies Inc.	21,223	485,158
Wal-Mart Stores Inc.	115,500	5,563,635
Walgreen Co.	46,714	2,094,656

		31,603,096

Technology (3.06%)
Altera Corp. (a)	16,512	289,786
American Power Conversion Corp.	7,885	153,679
Analog Devices Inc.	16,839	541,205
Avaya Inc. (a)	19,150	218,693
Broadcom Corp. (a)	21,144	635,377
Citrix Systems Inc. (a)	8,400	337,176
Fiserv Inc. (a)	8,236	373,585
Fisher Scientific International Inc. (a)	5,758	420,622
Google Inc. (a)	9,520	3,992,022
International Game Technology	15,673	594,634
Jabil Circuit Inc.	8,245	211,072
L-3 Communications Holdings Inc.	5,656	426,576
Lexmark International Group Inc. (a)	4,768	266,197
Maxim Integrated Products Inc.	14,743	473,398
NCR Corp. (a)	8,364	306,457
Network Appliance Inc. (a)	17,238	608,501
Novell Inc. (a)	16,540	109,660
Novellus Systems Inc. (a)	5,662	139,851
NVIDIA Corp. (a)	16,260	346,175
Parametric Technology Corp. (a)	5,146	65,406
PMC-Sierra Inc. (a)	9,703	91,208
QLogic Corp. (a)	7,453	128,490
QUALCOMM Inc.	77,424	3,102,380
Sabre Holdings Corp.	6,090	133,980
SanDisk Corp. (a)	8,989	458,259
Sanmina-SCI Corp. (a)	24,632	113,307
Solectron Corp. (a)	41,957	143,493
Symantec Corp. (a)	48,016	746,169
Symbol Technologies Inc.	11,692	126,157
Tektronix Inc.	3,910	115,032
Teradyne Inc. (a)	9,152	127,487
VeriSign Inc. (a)	11,253	260,732
Xilinx Inc.	15,848	358,957

		16,415,723

Telecom & Telecom Equipment (5.32%)
ADC Telecommunications Inc. (a)	5,411	91,230
Alltel Corp.	17,968	1,146,897
Andrew Corp. (a)	7,373	65,325
AT&T Inc.	179,597	5,008,960
BellSouth Corp.	83,549	3,024,474
CenturyTel Inc.	5,298	196,821

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Ciena Corp. (a)	26,906	$129,418
Cisco Systems Inc. (a)	282,284	5,513,007
Citizens Communications Co.	15,079	196,781
Corning Inc. (a)	71,932	1,740,035
Embarq Corp. (a)	6,828	279,880
JDS Uniphase Corp. (a)	77,229	195,389
Lucent Technologies Inc. (a)	205,896	498,268
Motorola Inc.	114,362	2,304,394
Qwest Communications International Inc. (a)	72,246	584,470
Sprint Nextel Corp.	137,599	2,750,604
Tellabs Inc. (a)	20,769	276,435
Verizon Communications Inc.	134,704	4,511,237

		28,513,625

Textiles & Clothing (0.25%)
Jones Apparel Group Inc.	5,239	166,548
Liz Claiborne Inc.	4,825	178,815
Nike Inc.	8,705	705,105
VF Corp.	4,047	274,872

		1,325,340

Transportation (1.87%)
Burlington Northern Santa Fe Corp.	16,916	1,340,593
CSX Corp.	10,229	720,531
FedEx Corp.	14,091	1,646,674
Norfolk Southern Corp.	19,148	1,019,057
Union Pacific Corp.	12,420	1,154,563
United Parcel Service Inc. Class B	50,174	4,130,825

		10,012,243

Utilities & Energy (3.56%)
Allegheny Energy Inc. (a)	7,526	278,989
Ameren Corp.	9,435	476,467
American Electric Power Co. Inc.	18,137	621,192
CenterPoint Energy Inc.	14,316	178,950
CMS Energy Corp. (a)	10,200	131,988
CONSOL Energy Inc.	8,458	395,158
Consolidated Edison Inc.	11,309	502,572
Constellation Energy Group Inc.	8,223	448,318
Dominion Resources Inc.	16,071	1,201,950
DTE Energy Co.	8,197	333,946
Duke Energy Corp.	57,079	1,676,410
Dynegy Inc. (a)	16,961	92,777
Edison International	15,009	585,351
Entergy Corp.	9,574	677,360
Exelon Corp.	30,875	1,754,626
FirstEnergy Corp.	15,192	823,558
FPL Group Inc.	18,686	773,227
KeySpan Corp.	8,048	325,139
Nicor Inc.	2,047	84,950
NiSource Inc.	12,575	274,638

	Shares or principal amount	Value
Common Stocks (Cont.)

Utilities & Energy (Cont.)
Peoples Energy Corp.	1,779	$63,884
PG&E Corp.	16,029	629,619
Pinnacle West Capital Corp.	4,578	182,708
PPL Corp.	17,519	565,864
Progress Energy Inc.	11,624	498,321
Public Service Enterprise Group Inc.	11,624	768,579
Sempra Energy	11,906	541,485
TECO Energy Inc.	9,621	143,738
The AES Corp. (a)	30,505	562,817
The Southern Co.	34,313	1,099,732
TXU Corp.	21,387	1,278,729
Xcel Energy Inc.	18,616	357,055
XTO Energy Corp.	16,860	746,392

		19,076,489

Total Common Stocks
(cost $514,936,349)		531,059,550

Short-term Investments (0.96%)
U.S. Treasury Bills, 4.658%, 09/21/2006 (b)	$5,222,000	5,166,490

Total Short-term Investments
(cost $5,165,038)		5,166,490

TOTAL INVESTMENTS (99.96%)
(cost $520,101,387)		536,226,040
OTHER ASSETS, NET OF LIABILITIES (0.04%)		197,623

NET ASSETS (100.00%)		$536,423,663

(a)	Non-income producing security.

(b)	At June 30, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (91.92%)

Automotive & Transportation (3.61%)
AAR Corp. (a)	7,637	$169,771
ABX Air Inc. (a)	9,431	56,963
Accuride Corp. (a)	2,741	34,180
Aftermarket Technology Corp. (a)	3,731	92,715
Airtran Holdings Inc. (a)	19,252	286,085
Alaska Air Group Inc. (a)	7,257	286,071
Amerco Inc. (a)	1,962	197,495
American Axle & Manufacturing Holdings Inc.	8,244	141,055
American Commercial Lines Inc. (a)	5,634	339,449
American Railcar Industries Inc.	1,422	47,082
Arkansas Best Corp.	5,074	254,766
ArvinMeritor Inc.	14,770	253,896
Aviall Inc. (a)	6,648	315,913
Bandag Inc.	2,333	85,364
Bristow Group Inc. (a)	4,691	168,876
Celadon Group Inc. (a)	3,977	87,653
Commercial Vehicle Group Inc. (a)	3,301	68,265
Cooper Tire & Rubber Co.	13,280	147,939
Dynamex Inc. (a)	1,325	28,898
EGL Inc. (a)	7,674	385,235
ExpressJet Holdings Inc. (a)	8,628	59,620
Fleetwood Enterprises Inc. (a)	12,543	94,574
Florida East Coast Industries Inc.	6,652	348,099
Forward Air Corp.	7,578	308,652
Freightcar America Inc.	2,385	132,391
Frontier Airlines Holdings Inc. (a)	7,888	56,873
Genesee & Wyoming Inc. (a)	6,967	247,120
Greenbrier Companies Inc.	2,081	68,132
GulfMark Offshore Inc. (a)	3,037	78,446
Heartland Express Inc.	13,417	240,030
Horizon Lines Inc.	1,298	20,794
Hub Group Inc. (a)	7,546	185,103
IMPCO Technologies Inc. (a)	3,706	39,543
Interpool Inc.	1,579	35,085
Jetblue Airways Corp. (a)	33,003	400,656
Keystone Automotive Industries Inc. (a)	3,388	143,041
Knight Transportation Inc.	12,657	255,671
Lear Corp.	12,160	270,074
Marine Products Corp.	3,600	35,028
Maritrans Inc.	1,482	36,902
Marten Transport Ltd. (a)	2,475	53,807
Mesa Air Group Inc. (a)	6,593	64,941
Miller Industries Inc. (a)	1,369	28,338
Modine Manufacturing Co.	6,653	155,414
Monaco Coach Corp.	6,305	80,074
Navistar International Corp. (a)	10,596	260,768
Noble International Ltd.	1,914	27,408
Old Dominion Freight Line Inc. (a)	5,608	210,805
P.A.M. Transportation Services Inc. (a)	745	21,523
Pacer International Inc.	7,330	238,811
Patriot Transportation Holding Inc. (a)	173	15,013
PHI Inc. (a)	2,624	87,117

	Shares	Value
Common Stocks (Cont.)

Automotive & Transportation (Cont.)
Polaris Industries Inc.	7,388	$319,900
Quality Distribution Inc. (a)	1,071	14,223
Quantum Fuel Systems Technologies Worldwide Inc. (a)	7,025	23,885
RailAmerica Inc. (a)	7,981	83,481
Republic Airways Holdings Inc. (a)	5,936	101,031
SCS Transportation Inc. (a)	3,237	89,115
Skywest Inc.	12,096	299,981
Superior Industries International Inc.	4,674	85,487
Tenneco Inc. (a)	9,740	253,240
Universal Truckload Services Inc. (a)	808	27,577
US Xpress Enterprises Inc. Class A (a)	1,521	41,097
USA Truck Inc. (a)	1,014	18,069
Visteon Corp. (a)	28,727	207,122
Wabash National Corp.	6,741	103,542
Werner Enterprises Inc.	10,641	215,693
Winnebago Industries Inc.	6,462	200,581

		9,831,548

Consumer Discretionary (17.96%)
1-800-FLOWERS.COM Inc. (a)	4,082	23,553
24/7 Real Media Inc. (a)	8,844	77,650
99 Cents Only Stores (a)	9,649	100,929
Aaron Rents Inc.	8,478	227,889
ABM Industries Inc.	8,679	148,411
AC Moore Arts & Crafts Inc. (a)	3,021	49,273
Administaff Inc.	4,443	159,104
Advisory Board Co. (a)	4,262	204,960
Advo Inc.	6,670	164,149
Aeropostale Inc. (a)	11,333	327,410
AFC Enterprises (a)	5,387	68,684
Alderwoods Group Inc. (a)	8,600	167,356
Ambassadors Group Inc.	3,754	108,416
Ambassadors International Inc.	1,052	24,459
America’s Car-Mart Inc. (a)	1,696	34,446
American Greetings Corp.	9,470	198,965
American Retirement Corp. (a)	6,564	215,102
American Woodmark Corp.	2,358	82,624
Ameristar Casinos Inc.	4,974	96,744
AMN Healthcare Services Inc. (a)	5,565	112,970
Applebee’s International Inc.	13,205	253,800
aQuantive Inc. (a)	14,322	362,776
Arbitron Inc.	6,618	253,668
Arctic Cat Inc.	3,670	71,602
Asbury Automotive Group Inc. (a)	3,119	65,312
Aztar Corp. (a)	7,509	390,168
Bally Technologies Inc. (a)	11,268	185,584
Bally Total Fitness Holding Corp. (a)	5,895	39,968
Banta Corp.	4,628	214,415
Barrett Business Services Inc. (a)	1,117	20,497
bebe stores inc.	3,326	51,287
Belo Corp.	15,562	242,767

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Big 5 Sporting Goods Corp.	4,749	$92,606
Big Lots Inc. (a)	21,203	362,147
BJ’s Restaurant Inc. (a)	2,861	63,915
Blockbuster Inc. (a)	35,707	177,821
Blue Nile Inc. (a)	2,926	94,100
Blyth Inc.	5,123	94,571
Bob Evans Farms Inc.	8,007	240,290
Bon-Ton Stores Inc.	921	20,151
Books-A-Million Inc.	2,240	37,363
Borders Group Inc.	11,035	203,706
Bowne & Co. Inc.	8,388	119,948
Bright Horizons Family Solutions Inc. (a)	5,986	225,612
Brightpoint Inc. (a)	11,682	158,057
Brown Shoe Co. Inc.	5,800	197,664
Buckle Inc.	1,875	78,506
Buffalo Wild Wings Inc. (a)	1,490	57,082
Build-A-Bear Workshop Inc. (a)	2,365	50,871
Cabela’s Inc. (a)	5,512	106,161
Cache Inc. (a)	1,987	34,455
California Pizza Kitchen Inc. (a)	4,158	114,262
Callaway Golf Co.	14,933	193,980
Carmike Cinemas Inc.	2,268	47,809
Carter’s Inc. (a)	8,560	226,241
Casella Waste Systems Inc. (a)	4,100	53,669
Casual Male Retail Group Inc. (a)	6,376	64,079
Catalina Marketing Corp.	10,842	308,563
Cato Corp. Class A	6,313	163,191
CBIZ Inc. (a)	10,497	77,783
CDI Corp.	2,940	85,260
CEC Entertainment Inc. (a)	7,241	232,581
Central European Distribution Corp. (a)	6,137	154,407
Central Garden & Pet Co. (a)	3,932	169,273
Central Parking Corp.	5,770	92,320
Century Casinos Inc. (a)	3,826	40,976
Cenveo Inc. (a)	9,746	174,941
Charlotte Russe Holding Inc. (a)	2,549	61,023
Charming Shoppes Inc. (a)	25,532	286,980
Charter Communications Inc. (a)	69,135	78,123
Chattem Inc. (a)	3,845	116,773
Chemed Corp.	5,367	292,663
Cherokee Inc.	1,566	64,770
Children’s Place Retail Stores Inc. (a)	4,103	246,385
Chipolte Mexican Grill Inc. (a)	1,414	86,183
Christopher & Banks Corp.	8,159	236,611
Churchill Downs Inc.	1,791	67,073
Citadel Broadcasting Corp.	6,903	61,437
Citi Trends Inc. (a)	1,054	44,995
CKE Restaurants Inc.	11,743	195,051
CKX Inc. (a)	9,772	132,606
Clark Inc.	4,368	57,658
CMGI Inc. (a)	87,372	105,720
CNET Networks Inc. (a)	27,636	220,535
CNS Inc.	2,284	55,958

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Cogent Inc. (a)	7,600	$114,532
Coinmach Service Corp.	4,729	48,472
Coinstar Inc. (a)	5,579	133,561
Columbia Sportswear Co. (a)	1,830	82,826
Conn’s Inc. (a)	1,215	32,258
Consolidated Graphics Inc. (a)	2,663	138,636
Core-Mark Holding Co. Inc. (a)	1,596	57,137
Corinthian Colleges Inc. (a)	17,401	249,878
Cornell Co. Inc. (a)	1,380	21,197
Cosi Inc. (a)	6,970	43,423
Cost Plus Inc. (a)	4,871	71,409
CoStar Group Inc. (a)	3,782	226,277
Courier Corp.	1,897	75,918
Covad Communications Group Inc. (a)	54,586	109,718
Cox Radio Inc. (a)	7,191	103,694
CRA International Inc. (a)	2,301	103,867
Crocs Inc. (a)	1,663	41,824
Cross Country Healthcare Inc. (a)	5,825	105,957
Crown Media Holdings Inc. (a)	5,600	23,072
CSK Auto Corp. (a)	9,855	117,964
CSS Industries Inc.	768	22,080
Cumulus Media Inc. (a)	11,129	118,746
Deb Shops Inc.	1,160	27,968
Deckers Outdoor Corp. (a)	1,952	75,269
dELiA*s Inc. (a)	4,058	32,789
Denny’s Corp. (a)	25,949	95,752
DeVry Inc. (a)	11,143	244,812
DHB Industries Inc. (a) (b)	5,191	2,024
DiamondCluster International Inc. (a)	5,535	43,837
Directed Electronics Inc. (a)	909	11,926
Dollar Thrifty Automotive Group Inc. (a)	5,304	239,051
Domino’s Pizza Inc.	6,841	169,246
Dover Downs Gaming & Entertainment Inc.	2,506	49,218
Dover Motorsports Inc.	3,660	21,484
Dress Barn Inc. (a)	10,218	259,026
drugstore.com inc. (a)	14,097	40,881
DSW Inc. (a)	2,585	94,146
DTS Inc. (a)	4,082	79,517
DynCorp International Inc. (a)	3,780	39,236
Earthlink Inc. (a)	27,623	239,215
Educate Inc. (a)	2,378	18,215
Elizabeth Arden Inc. (a)	5,056	90,401
Emmis Communications Corp. (a)	8,342	130,469
Ennis Inc.	5,527	108,771
Entercom Communications Corp.	7,088	185,422
Entravision Communications Corp. (a)	12,260	105,068
Ethan Allen Interiors Inc.	6,829	249,600
Exponent Inc. (a)	2,718	45,934
EZCORP Inc. (a)	2,183	82,277
First Advantage Corp. Class A (a)	619	14,398
First Consulting Group Inc. (a)	3,183	28,138
Fisher Communications Inc. (a)	1,361	57,339

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Forrester Research Inc. (a)	3,838	$107,387
Fossil Inc. (a)	8,929	160,811
Fred’s Inc.	8,903	118,855
FTD Group Inc. (a)	1,722	23,247
FTI Consulting Inc. (a)	9,153	245,026
Furniture Brands International Inc.	10,124	210,984
G&K Services Inc. Class A	4,109	140,939
Gaiam Inc. (a)	2,834	39,733
Gaylord Entertainment Co. (a)	8,197	357,717
Gemstar-TV Guide International Inc. (a)	43,917	154,588
Genesco Inc. (a)	4,771	161,594
Geo Group Inc. (a)	2,594	90,920
Gevity HR Inc.	5,450	144,698
Gray Television Inc.	9,926	57,472
Great Wolf Resorts Inc. (a)	4,571	54,898
Group 1 Automotive Inc.	4,668	262,995
GSI Commerce Inc. (a)	6,661	90,123
Guess ? Inc. (a)	3,726	155,561
Guitar Center Inc. (a)	5,310	236,136
Gymboree Corp. (a)	6,453	224,306
Harris Interactive Inc. (a)	9,415	53,666
Hartmarx Corp. (a)	3,850	23,100
Haverty Furniture Companies Inc.	4,011	62,933
Heidrick & Struggles International Inc. (a)	4,556	154,175
Hibbett Sporting Goods Inc. (a)	7,470	178,533
Hollinger International Inc.	15,457	124,120
Home Solutions of America Inc. (a)	6,661	41,098
Hooker Furniture Corp.	3,283	55,056
Hot Topic Inc. (a)	9,783	112,602
Hudson Highland Group Inc. (a)	4,990	53,842
Iconix Brand Group Inc. (a)	6,619	108,154
ICT Group Inc. (a)	1,112	27,277
IHOP Corp.	4,312	207,321
Ikanos Communications (a)	3,291	49,990
IKON Office Solutions Inc.	19,939	251,231
Infospace Inc. (a)	6,787	153,861
InfoUSA Inc.	6,127	63,169
Insight Enterprises Inc. (a)	10,607	202,063
Inter Parfums Inc.	958	16,497
Internap Network Services Corp. (a)	54,506	57,231
inVentiv Health Inc. (a)	5,283	152,045
iPass Inc. (a)	10,839	60,698
Isle of Capri Casinos Inc. (a)	3,984	102,190
Jack in the Box Inc. (a)	7,402	290,158
Jackson Hewitt Tax Service Inc.	8,248	258,575
Jakks Pacific Inc. (a)	5,548	111,459
Jo-Ann Stores Inc. (a)	4,446	65,134
John H Harland Co.	5,461	237,553
Jos. A. Bank Clothiers Inc. (a)	3,270	78,349
Journal Communications Inc. Class A	6,832	76,792
Journal Register Co.	9,571	85,756
K-Swiss Inc. Class A	5,677	151,576

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
K2 Inc. (a)	9,036	$98,854
Kellwood Co.	6,037	176,703
Kelly Services Inc. Class A	3,924	106,615
Kenexa Corp. (a)	2,978	94,849
Kenneth Cole Productions Inc.	2,255	50,354
Kforce Inc. (a)	4,942	76,552
Kimball International Inc. Class B	7,187	141,656
Korn/Ferry International (a)	7,897	154,702
Krispy Kreme Doughnuts Inc. (a)	12,179	99,137
La-Z-Boy Inc.	11,437	160,118
Labor Ready Inc. (a)	10,590	239,864
Lakes Entertainment Inc. (a)	3,985	48,179
Lancaster Colony Corp.	5,051	199,363
Landry’s Restaurants Inc.	3,494	113,380
Lawson Products Inc.	834	32,876
Leapfrog Enterprises Inc. (a)	7,131	72,023
LECG Corp. (a)	4,142	76,503
Lee Enterprises Inc. Class A	8,007	215,789
Life Time Fitness Inc. (a)	5,500	254,485
Lifetime Brands Inc.	2,013	43,622
Lin TV Corp. (a)	6,690	50,510
Lincoln Educational Services (a)	157	2,683
Liquidity Services Inc. (a)	1,286	20,023
Lithia Motors Inc. Class A	3,598	109,091
Live Nation Inc. (a)	11,859	241,449
LKQ Corp. (a)	7,878	149,682
LodgeNet Entertainment Corp. (a)	3,076	57,367
Lodgian Inc. (a)	5,278	75,212
LoJack Corp. (a)	3,250	61,295
Lone Star Steakhouse & Saloon Inc.	3,582	93,956
Luby’s Inc. (a)	3,857	40,229
Magna Entertainment Corp. (a)	9,510	50,023
Maidenform Brands Inc. (a)	2,066	25,474
Mannatech Inc.	3,189	40,213
Marchex Inc. Class B (a)	4,237	69,614
Marcus Corp.	4,820	100,642
MarineMax Inc. (a)	2,705	70,952
Martha Stewart Living Omnimedia Inc. (a)	4,437	74,142
Marvel Entertainment Inc. (a)	8,334	166,680
Matthews International Corp.	6,924	238,670
MAXIMUS Inc.	4,123	95,447
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,356	56,073
Media General Inc.	3,976	166,555
Mediacom Communications Corp. Class A (a)	13,610	84,790
Midas Inc. (a)	4,172	76,765
Midway Games Inc. (a)	5,983	48,402
Monarch Casino & Resort Inc. (a)	1,854	52,134
Monro Muffler Brake Inc.	1,918	62,450
Morgans Hotel Group (a)	3,681	57,276
Morton’s Restaurant Group Inc. (a)	1,476	22,612

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Movado Group Inc.	4,600	$105,570
MPS Group Inc. (a)	23,326	351,290
MTR Gaming Group Inc. (a)	4,420	41,460
Multimedia Games Inc. (a)	4,908	49,718
MWI Veterinary Supply Inc. (a)	934	34,026
National Presto Industries Inc.	1,399	73,140
Nautilus Inc.	6,852	107,645
Navigant Consulting Inc. (a)	10,787	244,326
Navigant International Inc. (a)	2,144	34,368
Net 1 UEPS Technologies Inc. (a)	9,214	252,003
Netflix Inc. (a)	7,452	202,769
Netratings Inc. (a)	2,858	39,698
New York & Co. Inc. (a)	2,750	26,868
NIC Inc. (a)	6,215	44,934
Nu Skin Enterprises Inc.	11,710	173,893
O’Charley’s Inc. (a)	5,111	86,887
Oakley Inc.	6,009	101,252
On Assignment Inc. (a)	4,408	40,510
Outdoor Channel Holdings Inc. (a)	2,708	27,947
Overstock.com Inc. (a)	2,553	54,277
Oxford Industries Inc.	3,029	119,373
Pacific Sunwear of California Inc. (a)	15,091	270,582
Pantry Inc. (a)	4,201	241,726
Papa John’s International Inc. (a)	5,214	173,105
ParkerVision Inc. (a)	3,327	30,276
Parlux Fragrances Inc. (a)	2,418	23,430
Payless Shoesource Inc. (a)	13,985	379,972
PeopleSupport Inc. (a)	3,332	44,849
PEP Boys-Manny Moe & Jack	11,861	139,130
Perficient Inc. (a)	3,075	38,007
Perry Ellis International Inc. (a)	1,408	35,636
Petco Animal Supplies Inc. (a)	11,117	227,120
PetMed Express Inc. (a)	3,497	38,362
PF Chang’s China Bistro Inc. (a)	5,473	208,083
PHH Corp. (a)	10,510	289,445
Phillips-Van Heusen Corp.	10,009	381,943
Pier 1 Imports Inc.	15,426	107,673
Pinnacle Entertainment Inc. (a)	8,839	270,915
Playboy Enterprises Inc. (a)	4,731	47,215
Playtex Products Inc. (a)	9,512	99,210
Pre-Paid Legal Services Inc.	2,426	83,697
Prestige Brands Holdings Inc. (a)	5,275	52,592
Priceline.com Inc. (a)	5,410	161,543
PriceSmart Inc. (a)	863	8,647
Primedia Inc. (a)	36,110	66,081
Private Media Group Inc. (a)	5,369	25,234
Progressive Gaming International Corp. (a)	5,726	44,663
ProQuest Co. (a)	5,371	66,010
Quiksilver Inc. (a)	22,040	268,447
Radio One Inc. Class D (a)	15,513	114,796
Rare Hospitality International Inc. (a)	7,548	217,080
RC2 Corp. (a)	3,719	143,777

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Reader’s Digest Association Inc.	20,592	$287,464
Red Robin Gourmet Burgers Inc. (a)	3,084	131,255
Regis Corp.	9,132	325,191
Renaissance Learning Inc.	2,288	31,002
Rent-A-Center Inc. (a)	12,592	313,037
Resources Connection Inc. (a)	10,294	257,556
Restoration Hardware Inc. (a)	5,593	40,158
Retail Ventures Inc. (a)	3,307	58,931
Revlon Inc. (a)	29,760	37,498
Riviera Holdings Corp. (a)	1,916	39,661
Rollins Inc.	6,979	137,068
Ruby Tuesday Inc.	12,694	309,861
Rush Enterprises Inc. Class A (a)	3,100	56,327
Russ Berrie & Co. Inc. (a)	2,502	30,675
Russell Corp.	6,605	119,947
Ruth’s Chris Steak House (a)	3,053	62,342
Ryan’s Restaurant Group Inc. (a)	9,287	110,608
Salem Communications Corp. (a)	2,749	35,764
Schawk Inc.	2,559	44,783
Scholastic Corp. (a)	6,919	179,686
School Specialty Inc. (a)	4,835	153,995
Sealy Corp. (a)	2,699	35,816
Select Comfort Corp. (a)	12,297	282,462
Shoe Carnival Inc. (a)	2,178	51,967
Shuffle Master Inc. (a)	7,748	253,979
Sinclair Broadcast Group Inc.	8,907	76,244
SIRVA Inc. (a)	7,560	48,913
Sitel Corp. (a)	9,533	37,369
Six Flags Inc. (a)	21,290	119,650
Skechers U.S.A. Inc. (a)	4,990	120,309
Sohu.com Inc. (a)	5,148	132,767
Sonic Automotive Inc.	6,306	139,867
Sonic Corp. (a)	16,163	336,029
Sotheby’s Holdings Inc. (a)	11,304	296,730
Source Interlink Co. Inc. (a)	5,887	70,055
Sourcecorp (a)	3,691	91,500
Spanish Broadcasting System Inc. (a)	7,500	38,325
Spectrum Brands Inc. (a)	5,716	73,851
Speedway Motorsports Inc.	2,732	103,106
Spherion Corp. (a)	13,991	127,598
Stage Stores Inc.	5,907	194,931
Stamps.com Inc. (a)	4,132	114,952
Standard Parking Corp. (a)	761	20,608
Standard Register Co.	4,163	49,332
Stanley Furniture Co. Inc.	2,360	56,569
Star Maritime Acquisition Corp. (a)	2,559	25,999
Startek Inc.	2,775	41,486
Stein Mart Inc.	5,275	78,070
Steinway Musical Instruments Inc. (a)	1,659	40,679
Steven Madden Ltd. (a)	3,967	117,503
Stewart Enterprises Inc.	23,831	137,028
Strayer Education Inc.	3,064	297,576
Stride Rite Corp.	8,174	107,815

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Syms Corp. (a)	462	$8,501
Synagro Technologies Inc.	12,041	47,321
Systemax Inc. (a)	654	5,101
Take-Two Interactive Software Inc. (a)	12,216	132,177
Talbots Inc.	4,332	79,925
TeleTech Holdings Inc. (a)	8,630	109,256
Tempur-Pedic International Inc. (a)	8,245	111,390
Texas Roadhouse Inc. Class A (a)	9,738	131,658
The Finish Line Inc. Class A	8,734	103,323
The Knot Inc. (a)	3,126	65,427
The Men’s Wearhouse Inc.	8,378	253,853
The Providence Service Corp. (a)	2,249	61,240
The Sportsman’s Guide Inc. (a)	1,350	41,175
The Steak n Shake Co. (a)	5,678	85,965
The Yankee Candle Co. Inc.	9,391	234,869
THQ Inc. (a)	12,490	269,784
Timberland Co. (a)	8,823	230,280
TiVo Inc. (a)	14,477	103,511
Too Inc. (a)	7,200	276,408
Topps Co. Inc.	7,818	64,264
Travelzoo Inc. (a)	667	20,237
Triarc Companies Inc. Class B	11,133	174,009
True Religion Apparel Inc. (a)	2,337	41,365
Trump Entertainment Resorts Inc. (a)	4,895	98,634
Tuesday Morning Corp.	5,570	73,246
Tupperware Brands Corp.	10,922	215,054
Under Armour Inc. Class A (a)	3,768	160,592
Unifirst Corp.	2,415	83,318
United Online Inc.	13,650	163,800
United Stationers Inc. (a)	6,583	324,674
Universal Electronics Inc. (a)	2,900	51,359
Universal Technical Institute Inc. (a)	4,584	100,940
USANA Health Sciences Inc. (a)	2,409	91,301
Vail Resorts Inc. (a)	5,814	215,699
Valassis Communications Inc. (a)	9,964	235,051
Value Line Inc.	444	18,959
ValueClick Inc. (a)	18,772	288,150
ValueVision Media Inc. Class A (a)	5,214	57,510
Vertrue Inc. (a)	2,069	89,029
Viad Corp.	4,497	140,756
Volcom Inc. (a)	2,358	75,432
Volt Information Sciences Inc. (a)	2,248	104,757
Warnaco Group Inc. (a)	9,760	182,317
Waste Connections Inc. (a)	9,157	333,315
Waste Industries USA Inc.	927	21,024
Waste Services Inc. (a)	11,808	106,154
Watson Wyatt Worldwide Inc.	7,288	256,100
WD-40 Co.	3,862	129,647
WebSideStory Inc. (a)	3,007	36,685
West Marine Inc. (a)	3,131	42,206
Westwood One Inc.	12,099	90,743
Wet Seal Inc. (a)	11,191	54,612
Weyco Group Inc.	704	16,347

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Wireless Facilities Inc. (a)	11,848	$32,582
WMS Industries Inc. (a)	4,599	125,967
Wolverine World Wide Inc.	12,115	282,643
World Fuel Services Corp.	5,557	253,899
World Wrestling Entertainment Inc.	3,627	61,260
Zale Corp. (a)	10,302	248,175
Zumiez Inc. (a)	2,538	95,353

		48,915,370

Consumer Staples (1.76%)
Alliance One International Inc.	18,054	80,160
Arden Group Inc. Class A	163	18,447
Boston Beer Co. Inc. (a)	2,003	58,668
Casey’s General Stores Inc.	11,095	277,486
Chiquita Brands International Inc.	8,830	121,677
Coca-Cola Bottling Co. Consolidated	461	23,405
Diamond Foods Inc.	2,523	40,545
Farmer Brothers Co.	2,000	43,360
Flowers Foods Inc.	10,473	299,947
Green Mountain Coffee Roasters Inc. (a)	840	33,743
Hain Celestial Group Inc. (a)	6,043	155,668
Imperial Sugar Co.	2,143	50,832
Ingles Markets Inc.	2,553	43,401
J&J Snack Foods Corp.	2,580	85,321
Jones Soda Co. (a)	4,600	41,400
Lance Inc.	5,292	121,822
Longs Drug Stores Corp.	5,832	266,056
M & F Worldwide Corp. (a)	2,173	34,985
Maui Land & Pineapple Co. Inc. (a)	639	24,154
Medifast Inc. (a)	2,221	39,689
Nash Finch Co.	2,910	61,954
National Beverage Corp.	1,832	26,289
Pathmark Stores Inc. (a)	8,960	84,314
Peet’s Coffee & Tea Inc. (a)	2,997	90,479
Performance Food Group Co. (a)	9,236	280,590
Pilgrim’s Pride Corp.	7,220	186,276
Premium Standard Farms Inc.	1,876	30,447
Ralcorp Holdings Inc. (a)	6,082	258,667
Reddy Ice Holdings Inc.	2,481	50,488
Ruddick Corp.	7,500	183,825
Sanderson Farms Inc.	2,778	77,756
Seaboard Corp.	58	74,240
Sensient Technology Corp.	10,133	211,881
Smart & Final Inc. (a)	3,327	56,027
Spartan Stores Inc.	3,740	54,716
The Great Atlantic & Pacific Tea Co. Inc.	4,050	92,016
Tiens Biotech Group USA Inc. (a)	361	1,545
Tootsie Roll Industries Inc.	5,353	155,933
TreeHouse Foods Inc. (a)	5,465	130,559
United Natural Foods Inc. (a)	8,850	292,227
Universal Corp.	4,605	171,398
Vector Group Ltd.	6,580	106,925
Village Super Market Inc.	182	11,897

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
Weis Markets Inc.	2,964	$122,117
Wild Oats Markets Inc. (a)	6,559	128,556

		4,801,888

Durable Products (6.98%)
ACCO Brands Corp. (a)	7,983	174,828
Actuant Corp. Class A	5,504	274,925
ADE Corp. (a)	2,194	71,283
Advanced Energy Industries Inc. (a)	5,639	74,660
Albany International Corp. Class A	5,940	251,797
American Ecology Corp.	2,924	77,486
American Superconductor Corp. (a)	5,481	48,397
Andrew Corp. (a)	28,585	253,263
AO Smith Corp.	3,478	161,240
Applied Films Corp. (a)	3,622	103,191
Applied Industrial Technologies Inc.	9,601	233,400
ARGON ST Inc. (a)	1,905	50,730
Arris Group Inc. (a)	19,716	258,674
Astec Industries Inc. (a)	3,167	108,058
ASV Inc. (a)	3,334	76,815
Asyst Technologies Inc. (a)	11,241	84,645
ATMI Inc. (a)	7,809	192,258
Audiovox Corp. (a)	4,114	56,197
Axcelis Technologies Inc. (a)	22,063	130,172
Badger Meter Inc.	2,065	55,755
Baldor Electric Co.	6,930	216,840
Basin Water Inc. (a)	574	5,751
BE Aerospace Inc. (a)	14,138	323,195
Belden CDT Inc.	9,814	324,353
Blount International Inc. (a)	5,595	67,252
Brady Corp.	8,290	305,404
Briggs & Stratton Corp.	9,780	304,256
Brooks Automation Inc. (a)	17,239	203,420
Bucyrus International Inc. Class A	6,177	311,938
C-COR Inc. (a)	10,381	80,141
CalAmp Corp. (a)	3,819	33,951
Capstone Turbine Corp. (a)	17,462	39,813
Cascade Corp.	2,454	97,056
Cavco Industries Inc. (a)	948	42,129
Champion Enterprises Inc. (a)	15,801	174,443
Cognex Corp.	8,455	220,084
Cohu Inc.	5,526	96,981
Color Kinetics Inc. (a)	2,499	47,256
Columbus McKinnon Corp. (a)	2,714	59,002
CompX International Inc.	800	14,320
Credence Systems Corp. (a)	18,526	64,841
CTS Corp.	8,673	129,141
Curtiss-Wright Corp.	8,850	273,288
Cymer Inc. (a)	7,554	350,959
Darling International Inc. (a)	13,321	60,344
Dionex Corp. (a)	4,189	228,971
DXP Enterprises Inc. (a)	175	5,437

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Electro Scientific Industries Inc. (a)	6,747	$121,379
Emcore Corp. (a)	6,986	67,066
EnPro Industries Inc. (a)	4,856	163,162
Entegris Inc. (a)	26,119	248,914
ESCO Technologies Inc. (a)	5,246	280,399
Esterline Technologies Corp. (a)	4,738	197,053
Federal Signal Corp.	10,679	161,680
FEI Co. (a)	5,355	121,451
Flanders Corp. (a)	1,978	19,839
Flow International Corp. (a)	6,270	88,219
Franklin Electric Co. Inc.	3,847	198,659
Gehl Co. (a)	1,644	41,971
GenCorp Inc. (a)	10,386	166,488
General Cable Corp. (a)	9,147	320,145
GenTek Inc. (a)	1,184	31,790
Global Imaging Systems Inc. (a)	5,204	214,821
Heico Corp.	4,283	121,423
Herman Miller Inc.	11,037	284,423
Hovnanian Enterprises Inc. (a)	9,248	278,180
InterDigital Communications Corp. (a)	11,667	407,295
Interface Inc. (a)	9,451	108,214
Intevac Inc. (a)	3,972	86,113
Itron Inc. (a)	4,938	292,626
K&F Industries Holdings Inc. (a)	2,735	48,492
Kadant Inc. (a)	3,068	70,564
Kaman Corp.	4,732	86,122
Knoll Inc.	5,038	92,498
Kulicke & Soffa Industries Inc. (a)	11,745	87,030
Levitt Corp Class A	3,711	59,376
Lindsay Manufacturing Co.	3,428	92,967
Littelfuse Inc. (a)	4,897	168,359
LTX Corp. (a)	13,895	97,404
M/I Homes Inc.	2,631	92,295
MasTec Inc. (a)	6,569	86,776
Mattson Technology Inc. (a)	8,834	86,308
Measurement Specialties Inc. (a)	2,636	58,704
Meritage Homes Corp. (a)	3,801	179,597
Metrologic Instruments Inc. (a)	2,210	33,172
Middleby Corp. (a)	1,127	97,553
Mine Safety Appliances Co.	5,403	217,201
MKS Instruments Inc. (a)	7,339	147,661
Mobile Mini Inc. (a)	6,620	193,701
Moog Inc. (a)	7,096	242,825
MTC Technologies Inc. (a)	1,923	45,440
NACCO Industries Inc.	1,150	158,021
Nordson Corp.	5,596	275,211
Orbital Sciences Corp. (a)	11,345	183,108
Orleans Homebuilders Inc.	448	7,280
OYO Geospace Corp. (a)	696	39,749
Palm Harbor Homes Inc. (a)	3,557	62,568
Paxar Corp. (a)	7,590	156,126
Photon Dynamics Inc. (a)	4,018	50,305
Photronics Inc. (a)	7,762	114,878

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Plantronics Inc.	9,312	$206,820
Powell Industries Inc. (a)	1,390	33,263
Power-One Inc. (a)	14,905	98,373
Powerwave Technologies Inc. (a)	21,852	199,290
Presstek Inc. (a)	6,899	64,230
Radyne Corp. (a)	2,903	33,036
RAE Systems Inc. (a)	6,795	27,180
Raser Technologies Inc. (a)	3,119	30,067
Regal-Beloit Corp.	5,647	249,315
Robbins & Myers Inc.	3,398	88,824
Rofin-Sinar Technologies Inc. (a)	3,409	195,915
Rudolph Technologies Inc. (a)	6,160	89,320
Sauer-Danfoss Inc.	2,992	76,057
Semitool Inc. (a)	3,500	31,570
Sequa Corp. (a)	1,427	116,301
Skyline Corp.	1,829	78,245
Smith & Wesson Holding Corp. (a)	4,949	40,681
Sonic Solutions (a)	4,946	81,609
Standex International Corp.	2,910	88,319
Symmetricom Inc. (a)	9,478	67,009
TAL International Group Inc. (a)	2,434	58,659
Taser International Inc. (a)	11,776	93,148
Team Inc. (a)	1,070	26,804
Technical Olympic USA Inc.	2,507	36,001
Technitrol Inc.	9,172	212,332
Tecumseh Products Co. (a)	3,622	69,542
Teledyne Technologies Inc. (a)	7,209	236,167
Tennant Co.	2,146	107,901
The Gormann-Rupp Co.	1,987	52,854
Titan International Inc.	2,510	46,962
TransDigm Group Inc. (a)	1,215	29,099
Triumph Group Inc. (a)	3,668	176,064
TurboChef Technologies Inc. (a)	2,646	29,424
Ultratech Inc. (a)	4,871	76,670
United Industrial Corp.	2,458	111,225
Varian Semiconductor Equipment Associates Inc. (a)	10,740	350,231
Veeco Instruments Inc. (a)	6,137	146,306
Vicor Corp.	4,537	75,178
Viisage Technology Inc. (a)	4,125	62,535
Wabtec Corp.	9,143	341,948
Watts Water Technologies Inc.	5,341	179,191
WCI Communities Inc. (a)	7,273	146,478
Woodward Governor Co.	6,285	191,755
X-Rite Inc.	4,133	45,422
Zygo Corp. (a)	2,944	48,252

		19,016,513

Financial Services (21.25%)
1st Source Corp.	3,794	128,351
21st Century Insurance Group	4,755	68,472
Aames Investment Corp.	8,448	42,156

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Acadia Realty Trust	5,076	$120,047
Accredited Home Lenders Holding Co. (a)	3,761	179,813
ACE Cash Express Inc. (a)	2,011	58,862
Advance America Cash Advance Centers Inc.	12,136	212,865
Advanta Corp.	4,700	168,965
Advent Software Inc. (a)	5,332	192,325
Affirmative Insurance Holding Inc.	911	14,257
Agree Realty Corp.	1,738	59,040
Alabama National Bancorporation	2,877	196,068
Alexander’s Inc. (a)	600	163,056
Alexandria Real Estate Equities Inc.	4,473	396,666
Alfa Corp.	10,104	167,322
Amcore Financial Inc.	5,293	155,138
American Campus Communities Inc.	4,095	101,761
American Equity Investment Life Holdings Co.	9,315	99,298
American Financial Realty Trust	23,110	223,705
American Home Mortgage Investment Corp.	8,018	295,543
American Physicians Capital Inc. (a)	2,522	132,632
AmericanWest Bancorp	1,582	35,832
Ameris Bancorp	2,760	63,866
Anchor Bancorp Wisconsin Inc.	4,474	134,981
Anthracite Capital Inc.	10,555	128,349
Anworth Mortgage Asset Corp.	8,846	73,422
Apollo Investment Corp.	14,990	277,015
Arbor Realty Trust Inc.	2,445	61,247
Ares Capital Corp.	6,828	115,598
Argonaut Group Inc. (a)	5,466	164,199
Arrow Financial Corp.	2,458	67,423
Ashford Hospitality Trust Inc.	9,077	114,552
Asset Acceptance Capital Corp. (a)	2,736	54,173
Asta Funding Inc.	2,534	94,898
Avatar Holdings Inc. (a)	1,175	66,940
Baldwin & Lyons Inc.	2,266	57,783
BancFirst Corp.	1,654	74,016
BancTrust Financial Group Inc.	3,517	82,544
Bank Mutual Corp.	16,887	206,359
Bank of Granite Corp.	2,926	60,949
Bank of the Ozarks Inc.	2,305	76,756
BankAtlantic Bancorp Inc.	9,926	147,302
BankFinancial Corp.	2,904	50,239
Bankrate Inc. (a)	1,869	70,573
BankUnited Financial Corp.	6,189	188,888
Banner Corp.	2,260	87,100
Berkshire Hills Bancorp Inc.	2,118	75,147
BFC Financial Corp. (a)	360	2,491
BioMed Realty Trust Inc.	10,235	306,436
Boston Private Financial Holdings Inc.	6,124	170,860
Bristol West Holdings Inc.	3,812	60,992

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Brookline Bancorp Inc.	13,097	$180,346
Cadence Financial Corp.	2,127	47,368
Calamos Asset Management Inc. Class A	5,009	145,211
Camden National Corp.	2,196	87,620
Capital City Bank Group Inc.	2,640	79,728
Capital Corp. of the West	1,411	45,152
Capital Lease Funding Inc.	6,611	75,431
Capital Southwest Corp.	307	32,066
Capital Title Group Inc.	3,756	27,682
Capital Trust Inc.	2,780	99,024
Capitol Bancorp Ltd.	2,504	97,531
Cardinal Financial Corp.	4,141	48,118
Cascade Bancorp	4,777	136,192
Cash America International Inc.	6,725	215,200
Cass Information Systems Inc.	555	27,023
Cathay General Bancorp	9,428	342,991
Cedar Shopping Centers Inc.	6,690	98,477
Centennial Bank Holdings Inc. (a)	9,384	97,031
Center Financial Corp.	1,599	37,800
Centerstate Banks of Florida Inc.	1,024	20,992
CentraCore Properties Trust	3,238	80,140
Central Pacific Financial Corp.	6,519	252,285
Charter Financial Corp.	800	31,568
CharterMac	9,440	176,622
Chemical Financial Corp.	5,577	170,656
Chittenden Corp.	9,004	232,753
Citizens Banking Corp.	8,906	217,395
Citizens First Bancorp Inc.	892	23,825
City Bank	2,597	121,176
City Holding Co.	3,800	137,332
Clayton Holdings Inc. (a)	1,203	15,699
Clifton Savings Bancorp Inc.	389	4,213
CNA Surety Corp. (a)	2,515	43,459
Coastal Financial Corp.	5,570	72,633
CoBiz Inc.	3,520	79,270
Cohen & Steers Inc.	2,000	47,200
Columbia Bancorp	1,522	38,157
Columbia Banking Systems Inc.	3,077	115,018
Commerce Group Inc.	8,645	255,373
Commercial Capital Bancorp Inc.	8,750	137,812
Community Bancorp Inc.	701	29,659
Community Bancorp NV (a)	914	28,407
Community Bank System Inc.	6,669	134,514
Community Banks Inc.	5,838	151,788
Community Trust Bancorp Inc.	3,207	112,021
CompuCredit Corp. (a)	4,225	162,409
Consolidated-Tomoka Land Co.	1,490	82,159
Corporate Office Properties Trust	7,224	303,986
Corus Bankshares Inc.	6,768	177,186
Cousins Properties Inc.	7,972	246,574
Crawford & Co.	6,408	46,009
Credit Acceptance Corp. (a)	1,539	41,768

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Crescent Real Estate Equities Co.	13,240	$245,734
CVB Financial Corp.	12,296	192,555
CyberSource Corp. (a)	6,286	73,546
Darwin Professional Underwriters Inc. (a)	571	10,084
Deerfield Triarc Capital Corp.	6,908	89,666
Delphi Financial Group Inc.	8,020	291,607
DiamondRock Hospitality Co.	10,659	157,860
Digital Realty Trust Inc.	3,244	80,094
Dime Community Bancshares	7,452	101,124
Direct General Corp.	4,380	74,110
Dollar Financial Corp. (a)	2,145	38,610
Donegal Group Inc.	1,593	30,920
Doral Financial Corp.	15,534	99,573
Downey Financial Corp.	3,043	206,468
EastGroup Properties Inc.	5,207	243,063
Education Realty Trust Inc.	5,496	91,508
eFunds Corp. (a)	10,332	227,821
Electro Rent Corp. (a)	2,786	44,632
EMC Insurance Group Inc.	661	19,010
Enstar Group Inc. (a)	497	45,818
Enterprise Financial Services Corp.	887	22,574
Entertainment Properties Trust	5,697	245,256
Equity Inns Inc.	9,311	154,190
Equity Lifestyle Properties Inc.	4,674	204,861
Equity One Inc.	7,612	159,091
Euronet Worldwide Inc. (a)	6,561	251,746
Extra Space Storage Inc.	8,716	141,548
Farmers Capital Bank Corp.	2,132	69,823
FBL Financial Group Inc.	2,632	85,277
Federal Agricultural Mortgage Corp. Class C	2,848	78,890
FelCor Lodging Trust Inc.	12,771	277,642
Fidelity Bankshares Inc.	5,895	187,579
Fieldstone Investment Corp.	7,536	69,030
Financial Federal Corp.	6,120	170,197
First Acceptance Corp. (a)	3,296	38,827
First Bancorp (North Carolina)	2,385	50,085
First BanCorp (Puerto Rico)	13,830	128,619
First Busey Corp.	2,920	59,772
First Cash Financial Services Inc. (a)	5,156	101,831
First Charter Corp.	6,755	165,700
First Commonwealth Financial Corp.	15,434	196,012
First Community Bancorp (CA)	3,113	183,916
First Community Bancshares Inc.	2,481	81,848
First Financial Bancorp	8,035	119,802
First Financial Bankshares Inc.	4,383	160,155
First Financial Corp. Indiana	2,948	88,469
First Financial Holdings Inc.	3,007	96,224
First Indiana Corp.	3,395	88,372
First Industrial Realty Trust Inc.	8,142	308,907
First Merchants Corp.	3,557	86,471
First Midwest Bancorp Inc.	8,094	300,126

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
First Niagara Financial Group Inc.	26,430	$370,549
First Oak Brook Bancshares Inc.	1,500	55,500
First Place Financial Corp. Ohio	2,670	61,437
First Potomac Realty Trust	4,666	139,000
First Regional Bancorp (a)	447	39,336
First Republic Bank	4,812	220,390
First South Bancorp Inc.	1,226	41,966
First State Bancorporation	2,998	71,292
FirstFed Financial Corp. (a)	3,413	196,828
FirstMerit Corp.	12,843	268,932
FLAG Financial Corp.	1,913	37,208
Flagstar Bancorp Inc.	6,962	111,114
Flushing Financial Corp.	3,870	69,505
FNB Corp. (PA)	11,454	180,630
FNB Corp. (VA)	1,400	51,800
FPIC Insurance Group Inc. (a)	1,833	71,029
Franklin Bank Corp. (a)	3,065	61,882
Franklin Street Properties Corp.	8,611	169,464
Fremont General Corp.	11,744	217,969
Friedman Billings Ramsey Group Inc.	27,314	299,635
Frontier Financial Corp.	5,755	195,612
GAMCO Investors Inc.	1,858	68,300
GB&T Bancshares Inc.	1,552	33,772
Getty Realty Corp.	4,299	122,264
GFI Group Inc. (a)	2,088	112,648
Glacier Bancorp Inc.	7,162	209,632
Gladstone Capital Corp.	2,249	48,106
Gladstone Investment Corp.	2,002	30,030
Glenborough Realty Trust Inc.	6,915	148,949
Glimcher Realty Trust	8,490	210,637
Global Cash Access Inc. (a)	5,791	90,513
GMH Communities Trust	7,821	103,081
Gramercy Capital Corp.	3,080	79,772
Great American Financial Resources Inc.	3,261	68,253
Great Southern Bancorp Inc.	2,520	76,936
Greater Bay Bancorp	10,356	297,735
Greene County Bancshares Inc.	1,057	32,725
Greenhill & Co. Inc.	3,277	199,111
H&E Equipment Services Inc. (a)	1,831	53,923
Hancock Holding Co.	6,036	338,016
Hanmi Financial Corp.	7,950	154,548
Harbor Florida Bancshares Inc.	4,490	166,759
Harleysville Group Inc.	5,091	161,487
Harleysville National Corp.	6,176	130,993
Harris & Harris Group Inc. (a)	4,007	44,237
Healthcare Realty Trust Inc.	8,477	269,992
Heartland Financial USA Inc.	1,908	50,848
Heartland Payment Systems Inc. (a)	2,310	64,403
Heritage Commerce Corp.	1,702	42,193
Heritage Property Investment Trust	6,122	213,780
Hersha Hospitality Trust	6,983	64,872
Highland Hospitality Corp.	10,794	151,980

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Highwoods Properties Inc.	10,332	$373,812
Hilb Rogal & Hobbs Co.	6,715	250,268
Home Federal Bancorp Inc.	299	4,084
Home Properties Inc.	5,826	323,401
HomeBanc Corp.	11,240	89,246
Horace Mann Educators Corp.	9,608	162,856
Horizon Financial Corp.	1,310	35,933
HouseValues Inc. (a)	2,018	13,985
Huron Consulting Group Inc. (a)	3,272	114,814
IBERIABANK Corp.	1,951	112,261
IMPAC Mortgage Holdings Inc.	16,054	179,484
Independence Holding Co.	641	14,365
Independent Bank Corp. (MA)	3,051	99,066
Independent Bank Corp. (MI)	5,100	134,130
Infinity Property & Casualty Corp.	4,650	190,650
Inland Real Estate Corp.	13,234	196,922
Innkeepers USA Trust	6,470	111,802
Integra Bank Corp.	3,758	81,736
Interactive Data Corp. (a)	5,719	114,895
Interchange Financial Services Corp.	3,772	84,870
International Bancshares Corp.	6,577	180,736
International Securities Exchange Inc.	6,991	266,147
Intervest Bancshares Corp. (a)	781	31,630
Investors Bancorp Inc. (a)	6,691	90,663
Investors Real Estate Trust	8,373	75,608
Irwin Financial Corp.	4,272	82,834
ITLA Capital Corp.	1,001	52,633
James River Group Inc. (a)	1,473	36,678
Jer Investors Trust Inc.	4,384	68,171
Kansas City Life Insurance Co.	1,029	43,393
Kearny Financial Corp.	1,424	21,075
Kite Realty Group Trust	5,816	90,671
KKR Financial Corp.	12,237	254,652
KNBT Bancorp Inc.	5,843	96,526
Knight Capital Group Inc. (a)	25,204	383,857
LaBranche & Co. Inc. (a)	11,613	140,633
Lakeland Bancorp Inc.	2,893	45,333
Lakeland Financial Corp.	2,400	58,296
LandAmerica Financial Group Inc.	3,533	228,232
LaSalle Hotel Properties	6,823	315,905
Lexington Corporate Properties Trust	10,684	230,774
Longview Fibre Co.	11,101	211,918
LTC Properties Inc.	4,218	94,272
Luminent Mortgage Capital Inc.	7,770	71,950
Macatawa Bank Corp.	3,048	71,293
MAF Bancorp Inc.	6,288	269,378
Maguire Properties Inc.	8,081	284,209
MainSource Financial Group Inc.	2,256	39,322
MarketAxess Holdings Inc. (a)	4,858	53,487
Marlin Business Services Inc. (a)	1,721	38,826
MB Financial Inc.	4,527	160,075
MBT Financial Corp.	1,670	26,720
MCG Capital Corp.	9,797	155,772

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
McGrath Rentcorp	4,226	$117,525
Meadowbrook Insurance Group Inc. (a)	3,931	32,706
Medallion Financial Corp.	2,260	29,290
Medical Properties Trust Inc.	6,197	68,415
Mercantile Bank Corp.	1,681	66,988
MetroCorp Bancshares Inc.	535	15,665
MFA Mortgage Investments Inc.	11,938	82,133
Mid-America Apartment Communities Inc.	4,803	267,767
Mid-State Bancshares	5,523	154,644
Midland Co.	1,858	70,567
Midwest Banc Holdings Inc.	2,559	56,938
Morningstar Inc. (a)	2,824	117,140
MortgageIT Holdings Inc.	5,094	61,434
Move Inc. (a)	27,287	149,533
MVC Capital Inc.	2,871	38,586
Nara Bancorp Inc.	4,152	77,850
NASB Financial Inc.	1,288	43,496
National Financial Partners Corp.	7,565	335,205
National Health Investors Inc.	6,437	173,091
National Interstate Corp.	2,905	78,784
National Penn Bancshares Inc.	8,592	170,637
National Retail Properties Inc.	11,463	228,687
National Western Life Insurance Co. (a)	400	95,860
Nationwide Health Properties Inc.	14,117	317,774
Navigators Group Inc. (a)	2,176	95,352
NBT Bancorp Inc.	7,609	176,757
NCO Group Inc. (a)	6,290	166,308
Netbank Inc.	11,231	74,462
NewAlliance Bancshares Inc.	19,861	284,211
Newcastle Investment Corp.	8,831	223,601
NGP Capital Resources Co.	3,754	54,921
Northern Empire Bancshares (a)	1,275	30,600
NorthStar Realty Finance Corp.	7,798	93,654
Northwest Bancorp Inc.	2,921	77,406
Novastar Financial Inc.	5,951	188,111
NYMAGIC Inc.	541	15,716
OceanFirst Financial Corp.	3,690	81,992
Ocwen Financial Corp. (a)	8,551	108,683
Odyssey Re Holdings Corp.	751	19,789
Ohio Casualty Corp.	13,129	390,325
Old National Bancorp	14,434	288,247
Old Second Bancorp Inc.	3,260	101,060
Omega Financial Corp.	1,800	56,358
Omega Healthcare Investors Inc.	10,993	145,327
Online Resources Corp. (a)	3,802	39,313
Open Solutions Inc. (a)	3,804	101,224
optionsXpress Holdings Inc.	3,564	83,077
Oriental Financial Group Inc.	4,655	59,398
Pacific Capital Bancorp	9,334	290,474
Park National Corp.	2,267	224,002
Parkway Properties Inc.	3,495	159,022
Partners Trust Financial Group Inc.	12,685	144,736

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Pennfed Financial Services Inc.	2,872	$53,563
Pennsylvania Real Estate Investment Trust	7,421	299,586
Penson Worldwide Inc. (a)	872	15,007
Peoples Bancorp Inc.	2,565	76,540
PFF Bancorp Inc.	4,591	152,238
Phoenix Co. Inc.	20,996	295,624
PICO Holdings Inc. (a)	2,922	94,234
Pinnacle Financial Partners Inc. (a)	2,753	83,774
Piper Jaffray Co. (a)	4,530	277,281
Placer Sierra Bancshares	1,406	32,605
PMA Capital Corp. (a)	5,628	57,968
Portfolio Recovery Associates Inc. (a)	3,489	159,447
Post Properties Inc.	7,979	361,768
Potlatch Corp.	6,657	251,302
Preferred Bank	455	24,393
Premierwest Bancorp	4,121	59,466
Presidential Life Corp.	4,502	110,659
PrivateBancorp Inc.	3,769	156,074
ProAssurance Corp. (a)	5,717	275,445
Prosperity Bancshares Inc.	4,104	134,981
Provident Bankshares Corp.	6,897	250,982
Provident Financial Services Inc.	15,513	278,458
Provident New York Bancorp	7,980	105,496
PS Business Parks Inc.	3,930	231,870
QC Holdings, Inc. (a)	878	11,862
R&G Financial Corp. Class B	6,171	53,009
RAIT Investment Trust	5,992	174,966
Ramco-Gershenson Properties Trust	4,337	116,795
Realty Income Corp.	14,274	312,601
Redwood Trust Inc.	3,005	146,734
Renasant Corp.	2,492	100,552
Republic Bancorp Inc.	17,188	212,959
Republic Bancorp Inc. (Kentucky)	1,389	28,613
Republic Property Trust	3,936	38,888
Resource America Inc.	3,464	65,989
Rewards Network Inc. (a)	4,522	36,945
RLI Corp.	4,812	231,842
Rockville Financial Inc. (a)	1,779	26,187
Royal Bancshares of Pennsylvania Inc.	268	6,507
S&T Bancorp Inc.	5,946	197,586
Safety Insurance Group Inc.	2,248	106,892
Sanders Morris Harris Group Inc.	1,455	21,985
Sandy Spring Bancorp Inc.	2,977	107,351
Santander BanCorp	1,863	45,867
Saul Centers Inc.	3,342	136,287
Saxon Capital Inc.	11,301	129,283
SCBT Financial Corp.	1,848	65,881
SCPIE Holdings Inc. (a)	1,535	35,689
Seabright Insurance Holdings (a)	2,677	43,126
Seacoast Banking Corp. of Florida	2,970	79,091
Security Bank Corp. (Georgia)	1,906	42,447
Selective Insurance Group Inc.	5,615	313,710

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Senior Housing Properties Trust	11,903	$213,183
Shore Bancshares Inc.	1,213	32,909
Sierra Bancorp	568	14,893
Signature Bank (a)	5,058	163,778
Simmons First National Corp.	2,940	85,289
Sizeler Property Investors Inc.	1,503	24,138
Smithtown Bancorp Inc.	1,129	27,277
Sound Federal Bancorp Inc.	481	10,000
Southside Bancshares Inc.	1,354	30,221
Southwest Bancorp Inc.	3,288	83,844
Sovran Self Storage Inc.	3,730	189,447
Spirit Finance Corp.	12,545	141,257
State Auto Financial Corp.	2,612	84,994
State National Bancshares Inc.	1,578	60,138
Sterling Bancorp NY	5,023	97,949
Sterling Bancshares Inc. TX	9,115	170,906
Sterling Financial Corp. PA	5,546	121,457
Sterling Financial Corp. WA	7,825	238,741
Stewart Information Services Corp.	3,762	136,598
Stifel Financial Corp. (a)	1,885	66,559
Strategic Hotels & Resorts Inc.	13,661	283,329
Suffolk Bancorp	2,500	81,875
Summit Bancshares Inc.	1,204	25,537
Sun Bancorp Inc. (New Jersey) (a)	1,590	25,822
Sun Communities Inc.	4,293	139,651
Sunstone Hotel Investors Inc.	10,063	292,431
Superior Bancorp (a)	2,313	25,443
Susquehanna Bancshares Inc.	10,021	239,502
SVB Financial Group (a)	6,908	314,038
SWS Group Inc.	4,306	103,861
SY Bancorp Inc.	3,299	90,657
Tanger Factory Outlet Centers Inc.	6,964	225,425
Tarragon Corp.	2,135	29,570
Taylor Capital Group Inc.	733	29,914
Technology Investment Capital Corp.	2,929	42,910
Texas Capital Bancshares Inc. (a)	4,531	105,572
Texas Regional Bancshares Inc.	9,497	360,126
Texas United Bancshares Inc.	1,297	36,511
The Bancorp Inc. (a)	1,793	44,843
The BISYS Group Inc. (a)	21,752	298,002
The Mills Corp.	10,346	276,755
TheStreet.com Inc.	3,182	40,793
Thomas Weisel Partners Group Inc. (a)	688	13,079
TierOne Corp.	5,285	178,474
TNS Inc. (a)	4,121	85,263
Tompkins Trustco Inc.	2,345	100,835
Tower Group Inc.	3,282	99,280
TradeStation Group Inc. (a)	4,498	56,990
Trammell Crow Co. (a)	7,623	268,101
Triad Guaranty Inc. (a)	2,232	109,100
Trico Bancshares	2,400	65,712
Trustco Bank Corp. NY	16,513	181,973
Trustmark Corp.	9,124	282,570

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Trustreet Properties Inc.	13,241	$174,649
U-Store-It Trust	8,554	161,328
UCBH Holdings Inc.	16,801	277,889
UMB Financial Corp.	5,300	176,702
Umpqua Holdings Corp.	11,291	289,614
Union Bankshares Corp.	1,700	73,338
United Bankshares Inc.	7,156	262,124
United Community Banks Inc.	6,409	195,090
United Community Financial Corp.	6,815	81,780
United Fire & Casualty Co.	3,234	97,440
United PanAm Financial Corp. (a)	1,625	49,400
United Security Bancshares	1,100	23,529
Universal American Financial Corp. (a)	5,961	78,387
Universal Health Realty Income Trust	3,690	115,681
Univest Corp. of Pennsylvania	1,452	40,104
Urstadt Biddle Properties Inc.	4,525	73,712
USB Holding Co. Inc.	3,612	81,270
USI Holdings Corp. (a)	7,826	104,947
Vineyard National Bancorp	1,282	34,486
Virginia Commerce Bancorp (a)	2,724	65,104
Virginia Financial Group Inc.	1,600	67,552
W Holding Co. Inc.	17,853	118,722
Waddell & Reed Financial Inc.	14,619	300,567
Washington Real Estate Investment Trust	10,227	375,331
Washington Trust Bancorp Inc.	2,810	77,893
Wauwatosa Holdings Inc. (a)	406	6,926
WesBanco Inc.	4,478	138,773
West Bancorporation Inc.	2,809	52,444
West Coast Bancorp (Oregon)	3,410	100,493
Westamerica Bancorporation	5,719	280,059
Western Alliance Bancorp (a)	1,931	67,160
Westfield Financial Inc.	1,364	38,097
Williams Scotsman International Inc. (a)	5,096	111,297
Willow Grove Bancorp Inc.	1,354	21,542
Wilshire Bancorp Inc.	3,218	57,988
Windrose Medical Properties Trust	4,915	71,759
Winston Hotels Inc.	3,988	48,853
Winthrop Realty Trust	2,970	17,642
Wintrust Financial Corp.	4,953	251,860
World Acceptance Corp. (a)	3,745	133,022
Wright Express Corp. (a)	8,206	235,840
WSFS Financial Corp.	1,900	116,755
Yardville National Bancorp	2,149	76,784
Zenith National Insurance Corp.	6,380	253,095

		57,903,582

Health Care (10.70%)
Abaxis Inc. (a)	3,801	85,028
Abiomed Inc. (a)	4,027	52,230
Acadia Pharmaceuticals Inc. (a)	4,283	36,149
Adams Respiratory Therapeutics Inc. (a)	5,721	255,271

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Adeza Biomedical Corp. (a)	2,622	$36,760
Adolor Corp. (a)	9,490	237,345
Advanced Magnetics Inc.	1,484	44,846
ADVENTRX Pharmaceuticals Inc. (a)	11,663	36,972
Affymetrix Inc. (a)	12,357	316,339
Air Methods Corp. (a)	1,867	48,878
Akorn Inc. (a)	8,495	33,810
Albany Molecular Research Inc. (a)	6,083	64,966
Alexion Pharmaceuticals Inc. (a)	6,709	242,329
Align Technology Inc. (a)	11,801	87,209
Alkermes Inc. (a)	19,816	374,919
Alliance Imaging Inc. (a)	5,240	33,536
Allscripts Healthcare Solution Inc. (a)	8,548	150,017
Alnylam Pharmaceuticals Inc. (a)	6,061	91,400
Alpharma Inc.	8,830	212,273
Altus Pharmaceuticals Inc. (a)	1,103	20,350
Amedisys Inc. (a)	2,927	110,933
American Medical Systems Holdings Inc. (a)	13,177	219,397
American Oriental Bioengineering Inc. (a)	8,559	47,331
AMERIGROUP Corp. (a)	9,491	294,601
Amsurg Corp. (a)	6,561	149,263
Anadys Pharmaceuticals Inc. (a)	4,476	13,070
Analogic Corp.	2,699	125,800
Andrx Corp. (a)	13,933	323,106
AngioDynamics Inc. (a)	2,208	59,726
Applera Corp. - Celera Genomics Group (a)	16,826	217,897
Apria Healthcare Group Inc. (a)	9,623	181,875
Arena Pharmaceuticals Inc. (a)	8,416	97,457
Ariad Pharmaceuticals Inc. (a)	11,990	54,075
Array Biopharma Inc. (a)	6,767	58,196
Arrow International Inc.	4,653	152,944
Arthrocare Corp. (a)	5,070	212,991
Aspect Medical Systems Inc. (a)	3,206	55,913
Atherogenics Inc. (a)	9,636	125,750
Auxilium Pharmaceuticals Inc. (a)	4,561	35,485
AVANIR Pharmaceuticals (a)	5,331	36,464
AVI BioPharma Inc. (a)	8,473	31,774
Bentley Pharmaceuticals Inc. (a)	3,806	41,714
Bio-Rad Laboratories Inc. (a)	3,741	242,941
Bio-Reference Labs Inc. (a)	2,005	43,629
BioCryst Pharmaceuticals Inc. (a)	4,109	58,882
Bioenvision Inc. (a)	7,070	37,683
BioMarin Pharmaceutical Inc. (a)	16,794	241,330
Biosite Inc. (a)	3,188	145,564
Bradley Pharmaceuticals Inc. (a)	2,570	26,214
Bruker BioSciences Corp. (a)	7,785	41,728
Cambrex Corp.	6,070	126,438
Candela Corp. (a)	4,179	66,279
Capital Senior Living Corp. (a)	3,478	35,754

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Caraco Pharmaceutical Laboratories Inc. (a)	2,208	$20,203
Cell Genesys Inc. (a)	9,941	49,904
Centene Corp. (a)	8,926	210,029
Cepheid Inc. (a)	10,103	98,100
Cerus Corp. (a)	4,814	34,324
Coley Pharmaceutical Group Inc. (a)	2,955	34,130
Combinatorx Inc. (a)	4,917	43,220
Computer Programs & Systems Inc.	1,713	68,451
Conceptus Inc. (a)	4,203	57,329
Conmed Corp. (a)	6,417	132,832
Connetics Corp. (a)	7,481	87,977
Conor Medsystems Inc. (a)	5,196	143,358
Corvel Corp. (a)	1,400	35,000
Cotherix Inc. (a)	3,398	29,257
Cubist Pharmaceuticals Inc. (a)	11,282	284,081
CV Therapeutics Inc. (a)	8,925	124,682
Cyberonics Inc. (a)	4,573	97,496
Cypress Bioscience Inc. (a)	6,588	40,450
Cytokinetics Inc. (a)	4,038	25,399
Datascope Inc.	2,422	74,694
deCODE genetics Inc. (a)	11,966	74,070
Dendreon Corp. (a)	12,545	60,718
DepoMed Inc. (a)	7,614	44,694
Dexcom Inc. (a)	2,986	40,550
Diagnostic Products Corp.	4,563	265,430
Digene Corp. (a)	3,660	141,788
Diversa Corp. (a)	5,480	52,937
DJO Inc. (a)	4,628	170,449
Durect Corp. (a)	10,373	40,144
Eclipsys Corp. (a)	8,774	159,336
Emeritus Corp. (a)	938	17,588
Emisphere Technologies Inc. (a)	4,091	34,896
Encore Medical Corp. (a)	10,151	48,826
Encysive Pharmaceuticals Inc. (a)	12,926	89,577
Enzo Biochem Inc. (a)	6,053	91,279
Enzon Pharmaceuticals Inc. (a)	10,170	76,682
eResearch Technology Inc. (a)	10,352	94,203
ev3 Inc. (a)	2,596	38,447
Exelixis Inc. (a)	15,382	154,589
Five Star Quality Care Inc. (a)	5,825	64,483
Foxhollow Technologies Inc. (a)	3,400	92,888
Genesis HealthCare Corp. (a)	4,288	203,123
Genitope Corp. (a)	4,238	26,784
Genomic Health Inc. (a)	2,004	23,587
Genta Inc. (a)	22,610	37,080
Gentiva Health Services Inc. (a)	5,079	81,416
Geron Corp. (a)	11,664	80,482
Greatbatch Inc. (a)	4,859	114,672
GTx Inc. (a)	1,965	17,882
Haemonetics Corp. (a)	4,558	211,993
Hana Biosciences Inc. (a)	5,636	51,119
Healthcare Services Group Inc.	4,725	98,989

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
HealthExtras Inc. (a)	5,037	$152,218
Healthspring Inc. (a)	3,005	56,344
HealthTronics Inc. (a)	5,303	40,568
Healthways Inc. (a)	6,873	361,795
Hi-Tech Pharmacal Co. Inc. (a)	1,865	30,903
Hologic Inc. (a)	9,654	476,521
Horizon Health Corp. (a)	2,485	51,887
Human Genome Sciences Inc. (a)	28,454	304,458
Hythiam Inc. (a)	5,362	37,373
I-Flow Corp. (a)	4,094	44,297
ICOS Corp. (a)	12,942	284,595
ICU Medical Inc. (a)	2,460	103,910
Idenix Pharmaceuticals Inc. (a)	3,931	36,951
Illumina Inc. (a)	7,874	233,543
Immucor Inc. (a)	14,787	284,354
Incyte Corp. (a)	17,709	81,461
Indevus Pharmaceuticals Inc. (a)	8,833	48,317
Integra LifeSciences Holdings Corp. (a)	4,654	180,622
InterMune Inc. (a)	7,007	115,265
IntraLase Corp. (a)	3,649	61,084
Invacare Corp.	6,206	154,405
Inverness Medical Innovations Inc. (a)	5,122	144,594
IRIS International Inc. (a)	2,906	38,243
Isis Pharmaceuticals Inc. (a)	18,910	114,405
Kendle International Inc. (a)	2,253	82,753
Kensey Nash Corp. (a)	2,164	63,838
Keryx Biopharmaceuticals Inc. (a)	7,862	111,640
Kindred Healthcare Inc. (a)	5,890	153,140
KV Pharmaceutical Co. (a)	8,226	153,497
Kyphon Inc. (a)	8,291	318,043
Landauer Inc.	2,101	100,638
Laserscope (a)	4,214	129,833
LCA-Vision Inc.	4,082	215,979
Lexicon Genetics Inc. (a)	13,789	60,534
LHC Group Inc. (a)	1,925	38,346
Lifecell Corp. (a)	6,262	193,621
Luminex Corp. (a)	5,719	99,453
Magellan Health Services Inc. (a)	6,453	292,385
MannKind Corp. (a)	4,071	86,753
Martek Biosciences Corp. (a)	6,568	190,144
Matria Healthcare Inc. (a)	4,046	86,665
Maxygen Inc. (a)	6,920	51,762
Medarex Inc. (a)	22,416	215,418
Medcath Corp. (a)	1,553	29,259
Medical Action Industries Inc. (a)	1,444	31,898
Medicines Co. (a)	10,633	207,875
Medicis Pharmaceutical Corp.	10,550	253,200
Mentor Corp.	6,381	277,573
Meridian Bioscience Inc.	3,633	90,643
Merit Medical Systems Inc. (a)	5,181	71,291
Metabasis Therapeutics Inc. (a)	3,883	29,627
MGI Pharma Inc. (a)	14,646	314,889
Molecular Devices Corp. (a)	3,456	105,615

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Molina Healthcare Inc. (a)	2,139	$81,389
Momenta Pharmaceuticals Inc. (a)	3,655	46,455
Monogram Biosciences Inc. (a)	22,344	44,241
Myogen Inc. (a)	8,122	235,538
Myriad Genetics Inc. (a)	7,169	181,017
Nabi Biopharmaceuticals (a)	13,137	75,406
Nastech Pharmaceutical Co. Inc. (a)	4,200	66,360
National Healthcare Corp.	1,800	80,190
Natus Medical Inc. (a)	3,016	29,828
NBTY Inc. (a)	10,503	251,127
Nektar Therapeutics (a)	17,066	312,990
Neurocrine Biosciences Inc. (a)	7,498	79,479
Neurometrix Inc. (a)	2,404	73,226
New River Pharmaceuticals Inc. (a)	2,990	85,215
Nighthawk Radiology Holdings Inc. (a)	907	16,272
Northfield Laboratories Inc. (a)	5,228	51,705
Northstar Neuroscience Inc. (a)	1,488	15,445
Novavax Inc. (a)	10,991	55,395
Noven Pharmaceuticals Inc. (a)	5,363	95,998
NPS Pharmaceuticals Inc. (a)	10,809	52,748
NuVasive Inc. (a)	6,185	112,753
Nuvelo Inc. (a)	9,751	162,354
NxStage Medical Inc. (a)	2,164	18,892
Odyssey HealthCare Inc. (a)	8,465	148,730
Omnicell Inc. (a)	4,996	69,045
Onyx Pharmaceuticals Inc. (a)	7,549	127,050
Option Care Inc.	4,105	49,178
OraSure Technologies Inc. (a)	8,248	78,521
OSI Pharmaceuticals Inc. (a)	10,619	350,002
Owens & Minor Inc.	8,074	230,916
Pain Therapeutics Inc. (a)	6,766	56,496
Palomar Medical Technologies Inc. (a)	3,310	151,035
Panacos Pharmaceuticals Inc. (a)	10,049	55,470
Par Pharmaceutical Cos Inc. (a)	6,934	128,002
Parexel International Corp. (a)	6,168	177,947
Penwest Pharmaceutical Co. (a)	4,460	97,362
Per-Se Technologies Inc. (a)	7,156	180,188
Peregrine Pharmaceuticals Inc. (a)	31,652	50,327
Perrigo Co.	14,733	237,201
Pharmion Corp. (a)	5,367	91,400
Phase Forward Inc. (a)	6,245	71,942
PolyMedica Corp.	5,608	201,664
Pozen Inc. (a)	5,400	38,016
PRA International (a)	2,558	56,967
Progenics Pharmaceuticals Inc. (a)	3,953	95,109
PSS World Medical Inc. (a)	15,040	265,456
Psychiatric Solutions Inc. (a)	9,933	284,680
Quality Systems Inc. (a)	3,348	123,273
Quidel Corp. (a)	5,258	49,951
Radiation Therapy Services Inc. (a)	2,067	55,623
Regeneron Pharmaceutical Inc. (a)	8,647	110,855
RehabCare Group Inc. (a)	3,964	68,894
Renovis Inc. (a)	4,512	69,079

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Res-Care Inc. (a)	3,576	$71,520
Rigel Pharmaceuticals Inc. (a)	5,136	49,973
Salix Pharmaceuticals Ltd. (a)	8,680	106,764
Sangamo BioSciences Inc. (a)	4,735	27,937
Santarus Inc. (a)	8,421	56,000
Savient Pharmaceuticals Inc. (a)	9,801	51,455
Sciele Pharma Inc. (a)	6,014	139,465
Serologicals Corp. (a)	7,542	237,120
SFBC International Inc. (a)	3,765	57,077
Sirna Therapeutics Inc. (a)	7,118	40,573
Sirona Dental Systems Inc.	3,384	134,074
Solexa Inc. (a)	4,002	34,017
Somaxon Pharmaceuticals Inc. (a)	991	15,470
SonoSite Inc. (a)	3,456	134,922
Spectranetics Corp. (a)	5,734	61,468
Stereotaxis Inc. (a)	4,198	45,296
STERIS Corp.	14,186	324,292
Sun Healthcare Group Inc. (a)	3,750	32,587
Sunrise Senior Living Inc. (a)	7,707	213,099
SuperGen Inc. (a)	12,498	45,368
SurModics Inc. (a)	3,380	122,052
Symbion Inc. (a)	2,855	59,270
Symmetry Medical Inc. (a)	5,614	86,456
Tanox Inc. (a)	5,970	82,565
Telik Inc. (a)	11,478	189,387
ThermoGenesis Corp. (a)	14,764	60,828
Thoratec Corp. (a)	11,086	153,763
Trimeris Inc. (a)	4,008	46,052
TriPath Imaging Inc. (a)	5,666	37,509
United Surgical Partners International Inc. (a)	9,121	274,268
United Therapeutics Corp. (a)	4,641	268,111
Valeant Pharmaceuticals International	17,032	288,181
Ventana Medical Systems Inc. (a)	6,650	313,747
Viasys Healthcare Inc. (a)	6,977	178,611
ViroPharma Inc. (a)	12,283	105,879
Visicu Inc. (a)	1,116	19,697
VistaCare Inc. Class A (a)	2,846	34,437
Vital Images Inc. (a)	2,350	58,045
Vital Signs Inc.	1,233	61,070
West Pharmaceutical Services Inc.	6,569	238,323
Wright Medical Group Inc. (a)	6,279	131,419
Xenoport Inc. (a)	3,699	66,989
Young Innovations Inc.	881	31,038
Zoll Medical Corp. (a)	2,443	80,033
ZymoGenetics Inc. (a)	6,570	124,633

		29,144,115

Materials & Processes (7.99%)
A. Schulman Inc.	7,612	174,239
Aaon Inc.	2,100	53,886
Acuity Brands Inc.	9,260	360,307

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
AEP Industries Inc. (a)	1,038	$34,690
Affordable Residential Communities (a)	5,591	60,103
AK Steel Holding Corp. (a)	24,860	343,814
Aleris International Inc. (a)	6,358	291,514
Alico Inc.	700	38,577
AM Castle & Co.	2,147	69,241
AMCOL International Corp.	4,867	128,245
American Vanguard Corp.	3,191	49,397
Ameron International Corp.	2,237	149,924
Ampco-Pittsburgh Corp.	718	20,571
AMREP Corp.	461	25,041
Apogee Enterprises Inc.	5,880	86,436
AptarGroup Inc.	5,655	280,544
Arch Chemicals Inc.	5,202	187,532
Balchem Corp.	1,903	42,817
Barnes Group Inc.	6,614	131,949
Beacon Roofing Supply Inc. (a)	7,693	169,323
Bluegreen Corp. (a)	3,876	44,419
BlueLinx Holdings Inc.	602	7,844
Bowater Inc.	11,270	256,392
Brookfield Homes Corp.	3,387	111,602
Brush Engineered Materials Inc. (a)	4,752	99,079
Buckeye Technologies Inc. (a)	6,119	46,749
Builders Firstsource Inc. (a)	1,243	25,307
Building Materials Holding Corp.	5,984	166,774
Cabot Microelectronics Corp. (a)	5,235	158,673
Calgon Carbon Corp.	6,895	41,991
California Coastal Communities Inc. (a)	1,285	41,120
Caraustar Industries Inc. (a)	6,462	58,158
Century Aluminum Co. (a)	4,516	161,176
Ceradyne Inc. (a)	5,257	260,169
CF Industries Holdings Inc.	9,024	128,682
Chaparral Steel Co. (a)	4,711	339,286
Chesapeake Corp.	4,435	72,778
China BAK Battery Inc. (a)	5,353	45,554
CIRCOR International Inc.	3,578	109,093
Clarcor Inc.	10,549	314,255
Clean Harbors Inc. (a)	3,002	121,011
Cleveland-Cliffs Inc.	4,440	352,048
Coeur d’Alene Mines Corp. (a)	52,371	251,904
Comfort Systems USA Inc.	6,792	97,058
Compass Minerals International Inc.	5,369	133,957
Delta & Pine Land Co.	8,182	240,551
Deltic Timber Corp.	2,486	140,136
Drew Industries Inc. (a)	3,792	122,861
Dycom Industries Inc. (a)	10,264	218,521
Dynamic Materials Corp.	1,993	67,224
ElkCorp	4,649	129,103
EMCOR Group Inc. (a)	6,624	322,390
Encore Wire Corp. (a)	4,350	156,339
Energy Conversion Devices Inc. (a)	7,276	265,065
EnerSys (a)	7,731	161,578
ENGlobal Corp. (a)	2,647	20,620

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Ferro Corp.	9,029	$144,103
Genlyte Group Inc. (a)	5,224	378,374
Georgia Gulf Corp.	6,485	162,255
Gibraltar Industries Inc.	5,149	149,321
Glatfelter	6,608	104,869
Gold Kist Inc. (a)	9,698	129,662
Goodman Global Inc. (a)	3,372	51,187
GrafTech International Ltd. (a)	22,152	128,482
Granite Construction Inc.	7,157	323,997
Graphic Packaging Corp. (a)	13,034	49,399
Greif Inc.	3,281	245,944
Griffon Corp. (a)	6,174	161,141
HB Fuller Co.	6,246	272,138
Hecla Mining Co. (a)	26,746	140,416
Hercules Inc. (a)	24,049	366,988
Hexcel Corp. (a)	16,623	261,147
Infrasource Services Inc. (a)	4,244	77,283
Innospec Inc.	2,646	67,261
Insituform Technologies Inc. (a)	6,255	143,177
Insteel Industries Inc.	2,447	59,217
Interline Brands Inc. (a)	4,720	110,354
Jacuzzi Brands Inc. (a)	16,491	145,121
Kaydon Corp.	5,748	214,458
Koppers Holdings Inc.	1,691	33,803
Kronos Worldwide Inc.	1,333	38,990
L.B. Foster Co. (a)	1,318	31,988
Ladish Co. Inc. (a)	2,433	91,164
Lamson & Sessions Co. (a)	2,124	60,237
Layne Christensen Co. (a)	1,833	51,966
LSI Industries Inc.	3,668	62,319
MacDermid Inc.	6,355	183,024
Maverick Tube Corp. (a)	8,420	532,060
Medis Technologies Ltd. (a)	3,696	74,955
Mercer International Inc.-SBI (a)	3,492	30,311
Metal Management Inc.	4,724	144,649
MGP Ingredients Inc.	1,471	34,157
Minerals Technologies Inc.	3,980	206,960
Mueller Industries Inc.	8,098	267,477
Mueller Water Products Inc. (a)	5,026	87,503
Myers Industries Inc.	5,005	86,036
NCI Building Systems Inc. (a)	4,496	239,052
Neenah Paper Inc.	3,551	108,128
Newkirk Realty Trust Inc.	3,993	69,318
NewMarket Corp.	3,704	181,718
NL Industries Inc.	2,829	30,412
NN Inc.	2,400	29,640
NS Group Inc. (a)	4,648	256,012
Nuco2 Inc. (a)	2,514	60,437
Olin Corp.	14,669	263,015
Olympic Steel Inc.	1,095	38,752
OM Group Inc. (a)	6,046	186,519
Omnova Solutions Inc. (a)	6,033	34,267
Oregon Steel Mills Inc. (a)	7,746	392,412

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Perini Corp. (a)	3,682	$82,845
Pioneer Companies Inc. (a)	2,214	60,398
PolyOne Corp. (a)	20,012	175,705
PW Eagle Inc.	1,776	53,706
Quanex Corp.	7,483	322,293
Raven Industries Inc.	2,710	85,365
RBC Bearings Inc. (a)	3,394	77,044
Resource Capital Corp.	1,063	13,681
Rock-Tenn Co.	6,469	103,181
Rockwood Holdings Inc. (a)	5,211	119,905
Royal Gold Inc.	3,579	99,568
RTI International Metals Inc. (a)	5,039	281,378
Ryerson Inc.	5,256	141,912
Schnitzer Steel Industries Inc.	4,389	155,722
Schweitzer-Mauduit International Inc.	3,607	78,092
Senomyx Inc. (a)	5,405	77,994
Shiloh Industries Inc. (a)	164	2,467
Silgan Holdings Inc.	4,992	184,754
Simpson Manufacturing Co. Inc.	7,527	271,348
Spartech Corp.	6,088	137,589
Steel Technologies Inc.	2,058	40,007
Stepan Co.	1,373	43,359
Sterling Construction Co. Inc. (a)	1,488	41,069
Stillwater Mining Co. (a)	10,526	133,470
Superior Essex Inc. (a)	2,805	83,954
Symyx Technologies Inc. (a)	6,713	162,119
Tejon Ranch Co. (a)	1,924	79,192
Terra Industries Inc. (a)	15,493	98,690
Texas Industries Inc.	4,711	250,154
The Andersons Inc.	2,194	91,292
Tredegar Corp.	7,219	114,205
Trex Co. Inc. (a)	2,368	61,307
Tronox Inc. Class B	8,545	112,538
UAP Holding Corp.	8,855	193,128
Universal Forest Products Inc.	3,617	226,894
US Concrete Inc. (a)	5,091	56,256
USEC Inc.	18,311	216,985
Valmont Industries Inc.	3,664	170,339
Washington Group International Inc. (a)	5,544	295,717
Watsco Inc.	4,839	289,469
Wausau Paper Corp.	9,963	124,039
Wheeling-Pittsburgh Corp. (a)	2,010	39,979
Worthington Industries Inc.	12,539	262,692
WR Grace & Co. (a)	14,063	164,537
Xerium Technologies Inc.	2,467	23,239
Zoltek Companies Inc. (a)	2,581	77,146

		21,757,915

Oil & Gas (4.52%)
Allis-Chalmers Energy Inc. (a)	2,537	34,478
Alon USA Energy Inc.	2,300	72,381
Alpha Natural Resources Inc. (a)	8,058	158,098
Arena Resources Inc. (a)	2,218	76,055

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
ATP Oil & Gas Corp. (a)	3,871	$162,311
Atwood Oceanics Inc. (a)	5,500	272,800
Aurora Oil & Gas Corp. (a)	14,193	56,772
Basic Energy Services Inc. (a)	2,008	61,385
Berry Petroleum Co.	7,678	254,526
Bill Barrett Corp. (a)	5,172	153,143
Bois d’Arc Energy Inc. (a)	2,678	44,107
Brigham Exploration Co. (a)	7,918	62,631
Bronco Drilling Co. Inc. (a)	2,280	47,629
Callon Petroleum Co. (a)	3,540	68,464
CARBO Ceramics Inc.	3,864	189,838
Carrizo Oil & Gas Inc. (a)	3,942	123,424
Clayton Williams Energy Inc. (a)	1,425	49,220
Complete Production Services Inc. (a)	4,603	108,815
Comstock Resources Inc. (a)	8,139	243,031
Dawson Geophysical Co. (a)	1,330	40,924
Delek US Holdings Inc. (a)	1,880	28,576
Delta Petroleum Corp. (a)	10,089	172,825
Dril-Quip Inc. (a)	2,188	180,379
Edge Petroleum Corp. (a)	3,371	67,353
Encore Acquisition Co. (a)	10,157	272,512
Energy Partners Ltd. (a)	6,810	129,049
Evergreen Solar Inc. (a)	12,418	161,186
EXCO Resources Inc. (a)	9,442	107,639
Exploration Co. of Delaware (a)	5,610	59,803
FuelCell Energy Inc. (a)	9,957	95,388
Gasco Energy Inc. (a)	14,482	64,445
GeoGlobal Resources Inc. (a)	6,013	29,404
Giant Industries Inc. (a)	2,789	185,608
GMX Resources Inc. (a)	1,560	48,235
Goodrich Petroleum Corp. (a)	2,280	64,729
Grey Wolf Inc. (a)	40,399	311,072
Gulf Island Fabrication Inc.	1,700	34,068
Hanover Compressor Co. (a)	18,808	353,214
Harvest Natural Resources Inc. (a)	8,515	115,293
Hercules Offshore Inc. (a)	3,616	126,560
Hornbeck Offshore Services Inc. (a)	4,339	154,121
Houston Exploration Co. (a)	5,514	337,402
Hydril (a)	3,939	309,290
Input/Output Inc. (a)	14,134	133,566
James River Coal Co. (a)	2,660	70,463
KCS Energy Inc. (a)	11,190	332,343
Lone Star Technologies Inc. (a)	6,202	335,032
Lufkin Industries Inc.	2,820	167,593
Mariner Energy Inc. (a)	13,685	251,393
Markwest Hydrocarbon Inc.	1,493	36,952
Matrix Service Co. (a)	3,248	37,157
McMoRan Exploration Co. (a)	4,522	79,587
Meridian Resource Corp. (a)	14,742	51,597
Metretek Technologies Inc. (a)	3,045	52,313
NATCO Group Inc. (a)	2,643	106,249
Newpark Resources Inc. (a)	17,316	106,493
Oil States International Inc. (a)	9,021	309,240

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
Pacific Ethanol Inc. (a)	4,042	$93,451
Parallel Petroleum Corp. (a)	6,790	167,781
Parker Drilling Co. (a)	19,301	138,581
Penn Virginia Corp.	4,279	299,017
PetroHawk Energy Corp. (a)	10,944	137,894
Petroleum Development Corp. (a)	3,588	135,268
Petroquest Energy Inc. (a)	7,631	93,709
Pioneer Drilling Co. (a)	7,314	112,928
Plug Power Inc. (a)	11,074	51,716
PrimeEnergy Corp. (a)	212	16,313
Quest Resource Corp. (a)	4,250	57,587
Rosetta Resources Inc. (a)	9,323	154,948
RPC Inc.	7,147	173,529
Stone Energy Corp. (a)	4,962	230,981
SulphCo Inc. (a)	6,761	48,409
Superior Well Services Inc. (a)	1,810	45,069
Swift Energy Co. (a)	6,110	262,302
Syntroleum Corp. (a)	7,549	45,822
Tetra Tech Inc. (a)	12,592	223,382
Toreador Resources Corp. (a)	2,859	80,424
Transmeridian Exploration Inc. (a)	13,603	77,537
TransMontaigne Inc. (a)	8,243	92,404
Trico Marine Services Inc. (a)	2,055	69,870
Union Drilling Inc. (a)	2,169	32,231
Universal Compression Holdings Inc. (a)	5,379	338,716
VAALCO Energy Inc. (a)	11,183	109,146
Veritas DGC Inc. (a)	7,216	372,201
W-H Energy Services Inc. (a)	5,801	294,865
Warren Resources Inc. (a)	10,268	147,448
Warrior Energy Service Corp. (a)	1,916	46,616
Western Refining Inc.	5,127	110,641
Westmoreland Coal Co. (a)	294	6,974
Whiting Petroleum Corp. (a)	6,797	284,590

		12,310,511

Technology (13.22%)
@Road Inc. (a)	10,738	59,274
3Com Corp. (a)	73,090	374,221
3D Systems Corp. (a)	2,089	41,968
Acacia Research - Acacia Technologies (a)	5,115	71,917
Access Integrated Technologies Inc. (a)	2,686	26,350
Actel Corp. (a)	6,191	88,841
Actuate Corp. (a)	9,210	37,208
Adaptec Inc. (a)	24,212	105,080
Adtran Inc.	12,338	276,741
Advanced Analogic Technologies Inc. (a)	5,911	61,947
Advanced Digital Information Corp. (a)	14,724	173,301
Aeroflex Inc. (a)	14,642	170,872
Agile Software Corp. (a)	11,074	70,209
Agilysys Inc.	6,388	114,984
Altiris Inc. (a)	4,945	89,208

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
American Reprographics Co. (a)	4,965	$179,981
American Science & Engineering Inc. (a)	1,669	96,668
AMIS Holdings Inc. (a)	7,485	74,850
Amkor Technology Inc. (a)	18,833	178,160
ANADIGICS Inc. (a)	8,060	54,163
Anaren Inc. (a)	5,020	102,860
Anixter International Inc. (a)	5,978	283,716
Ansoft Corp. (a)	2,694	55,173
Ansys Inc. (a)	6,835	326,850
Applied Micro Circuits Corp. (a)	50,172	136,970
Ariba Inc. (a)	14,630	120,405
Art Technology Group Inc. (a)	19,787	58,965
Aspen Technology Inc. (a)	9,344	122,593
Atheros Communications (a)	9,555	181,163
Audible Inc. (a)	4,806	43,687
Avanex Corp. (a)	29,405	51,753
Avid Technology Inc. (a)	7,685	256,141
Avocent Corp. (a)	10,215	268,144
BearingPoint Inc. (a)	34,809	291,351
Bel Fuse Inc.	2,350	77,103
Benchmark Electronics Inc. (a)	11,904	287,124
Black Box Corp.	3,630	139,138
Blackbaud Inc.	7,709	174,994
Blackboard Inc. (a)	5,058	146,480
Blue Coat Systems Inc. (a)	2,429	40,953
Bookham Inc. (a)	9,696	32,579
Borland Software Corp. (a)	17,494	92,368
Bottomline Technologies Inc. (a)	2,770	22,548
Broadwing Corp. (a)	14,027	145,179
Brocade Communications Systems Inc. (a)	58,390	358,515
CACI International Inc. (a)	5,531	322,623
Carrier Access Corp.	3,425	28,325
Cbeyond Communications Inc. (a)	2,891	63,053
Checkpoint Systems Inc. (a)	8,406	186,697
Chordiant Software Inc. (a)	13,591	41,181
Ciber Inc. (a)	11,916	78,526
Cirrus Logic Inc. (a)	18,121	147,505
Click Commerce Inc. (a)	1,605	31,667
Cogent Communications Group Inc. (a)	3,291	30,837
Coherent Inc. (a)	6,529	220,223
CommScope Inc. (a)	11,230	352,847
COMSYS IT Partners Inc. (a)	2,727	41,232
Comtech Group Inc. (a)	2,650	29,494
Comtech Telecommunications Corp. (a)	4,655	136,252
Concur Technologies Inc. (a)	5,835	90,267
Conexant Systems Inc. (a)	100,366	250,915
Convera Corp. (a)	4,557	30,623
Covansys Corp. (a)	5,602	70,417
CPI International Inc. (a)	747	10,831
CSG Systems International Inc. (a)	10,931	270,433
Cubic Corp.	3,573	70,067
Daktronics Inc.	7,319	211,299

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
DealerTrack Holdings Inc. (a)	1,495	$33,054
Dendrite International Inc. (a)	8,069	74,558
Digi International Inc. (a)	4,320	54,130
Digital Insight Corp. (a)	7,663	262,764
Digital River Inc. (a)	7,425	299,896
Digitas Inc. (a)	16,881	196,157
Diodes Inc. (a)	3,417	141,600
Ditech Networks Inc. (a)	6,645	57,944
DSP Group Inc. (a)	6,214	154,418
Eagle Test Systems Inc. (a)	579	8,118
Echelon Corp. (a)	6,800	50,932
eCollege.com Inc. (a)	3,810	80,543
EDO Corp.	3,549	86,383
Electronics for Imaging Inc. (a)	11,601	242,229
Emageon Inc. (a)	3,629	52,947
EMS Technologies Inc. (a)	2,328	41,834
Emulex Corp. (a)	17,312	281,666
Epicor Software Corp. (a)	10,426	109,786
EPIQ Systems Inc. (a)	2,947	49,038
Equinix Inc. (a)	5,408	296,683
eSpeed Inc. (a)	5,972	49,747
Essex Corp. (a)	3,550	65,391
Exar Corp. (a)	9,648	128,029
Excel Technology Inc. (a)	2,261	67,649
Extreme Networks Inc. (a)	23,871	99,303
FalconStor Software Inc. (a)	7,660	53,390
Fargo Electronics Inc. (a)	2,223	56,442
FileNet Corp. (a)	8,575	230,925
Finisar Corp. (a)	46,968	153,585
Flir Systems Inc. (a)	12,744	291,838
Formfactor Inc. (a)	8,507	379,667
Foundry Networks Inc. (a)	26,980	287,607
Gartner Inc. (a)	13,623	193,447
Gateway Inc. (a)	49,425	93,907
Genesis Microchip Inc. (a)	7,324	84,665
Gerber Scientific Inc. (a)	3,434	44,676
Harmonic Inc. (a)	16,117	72,204
Herley Industries Inc. (a)	2,500	28,025
Hittite Microwave Corp. (a)	1,946	70,367
Hutchinson Technology Inc. (a)	5,357	115,872
Hypercom Corp. (a)	10,454	97,745
Hyperion Solutions Corp. (a)	10,579	291,980
I.D. Systems Inc. (a)	2,116	37,517
i2 Technologies Inc. (a)	2,046	25,923
Identix Inc.	19,280	134,767
iGate Corp. (a)	4,500	28,755
IHS Inc. (a)	3,967	117,542
II-VI Inc. (a)	5,190	94,977
Imation Corp.	6,231	255,783
Infocrossing Inc. (a)	4,006	46,269
Informatica Corp. (a)	19,047	250,658
Innovative Solutions & Support Inc. (a)	2,682	37,709
InPhonic Inc. (a)	3,382	21,307

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Integral Systems Inc.	1,566	$42,016
Inter-Tel Inc.	4,842	101,972
Intergraph Corp. (a)	5,508	173,447
Intermagnetics General Corp. (a)	9,559	257,902
Intermec Inc. (a)	10,346	237,337
International DisplayWorks Inc. (a)	7,375	38,350
Internet Capital Group Inc. (a)	10,730	96,570
Internet Security Systems Inc. (a)	8,352	157,435
InterVoice Inc. (a)	8,226	58,569
Interwoven Inc. (a)	9,466	81,218
Ionatron Inc. (a)	4,377	27,794
iRobot Corp. (a)	1,851	46,053
Ixia (a)	7,411	66,699
IXYS Corp. (a)	5,453	52,349
j2 Global Communications Inc. (a)	9,324	291,095
Jack Henry & Associates Inc.	14,067	276,557
JDA Software Group Inc. (a)	6,519	91,462
Jupitermedia Corp. (a)	3,630	47,190
Kanbay International Inc. (a)	5,659	82,282
Keane Inc. (a)	10,923	136,537
Kemet Corp. (a)	19,185	176,886
Komag Inc. (a)	6,237	288,025
Kopin Corp. (a)	14,780	53,356
Kronos Inc. (a)	6,774	245,287
Lattice Semiconductor Corp. (a)	26,509	163,826
Lawson Software Inc. (a)	21,273	142,529
Lightbridge Inc. (a)	4,743	61,422
Lionbridge Technologies Inc. (a)	10,410	57,567
Loral Space & Communications Inc. (a)	1,217	34,514
Macrovision Corp. (a)	10,561	227,273
Magma Design Automation Inc. (a)	6,186	45,467
Manhattan Associates Inc. (a)	6,403	129,917
ManTech International Corp. (a)	3,812	117,638
Mapinfo Corp. (a)	4,393	57,329
Maxwell Technologies Inc. (a)	2,431	47,721
McDATA Corp. (a)	26,983	110,091
Mentor Graphics Corp. (a)	17,540	227,669
Mercury Computer Systems Inc. (a)	4,775	73,487
Merge Technologies Inc. (a)	3,394	41,780
Methode Electronics Inc.	7,655	80,454
Micrel Inc. (a)	14,305	143,193
Micros Systems Inc. (a)	7,882	344,286
Microsemi Corp. (a)	12,873	313,844
MicroStrategy Inc. (a)	2,754	268,570
Microtune Inc. (a)	10,783	67,502
Mindspeed Technologies Inc. (a)	17,701	42,659
MIPS Technologies Inc. (a)	8,453	51,310
Mobility Electronics Inc. (a)	5,610	40,729
Monolithic Power Systems Inc. (a)	3,637	43,026
MoSys Inc. (a)	3,224	25,212
MRO Software Inc. (a)	4,523	90,777
MRV Communications Inc. (a)	25,245	78,512
MTS Systems Corp.	4,421	174,674

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Multi-Fineline Electronix Inc. (a)	1,433	$47,561
Neoware Inc. (a)	3,398	41,761
Ness Technologies Inc. (a)	4,064	43,688
Netgear Inc. (a)	6,388	138,300
NetIQ Corp. (a)	12,539	152,850
Netlogic Microsystems Inc. (a)	2,815	90,784
NetScout Systems Inc. (a)	4,042	36,055
Newport Corp. (a)	9,538	153,753
Nextest Systems Corp. (a)	582	9,434
Novatel Wireless Inc. (a)	5,192	53,893
Nuance Communications Inc. (a)	23,701	238,432
Omnivision Technologies Inc. (a)	12,302	259,818
ON Semiconductor Corp. (a)	27,697	162,858
Openwave Systems Inc. (a)	17,285	199,469
Oplink Communications Inc. (a)	4,561	83,512
OPNET Technologies Inc. (a)	1,828	23,691
Opsware Inc. (a)	14,824	122,150
Optical Communication Products Inc. (a)	5,452	10,958
OSI Systems Inc. (a)	3,260	57,930
Packeteer Inc. (a)	7,597	86,150
Palm Inc. (a)	17,370	279,657
Parametric Technology Corp. (a)	23,798	302,473
Park Electrochemical Corp.	4,627	119,145
PDF Solutions Inc. (a)	3,353	41,611
Pegasus Wireless Corp. (a)	10,466	93,566
Pegasystems Inc.	1,660	10,657
Pericom Semiconductor Corp. (a)	4,853	40,280
Perot Systems Corp. (a)	16,874	244,335
Plexus Corp. (a)	9,724	332,658
PLX Technology Inc. (a)	4,846	59,218
Polycom Inc. (a)	18,526	406,090
PortalPlayer Inc. (a)	3,587	35,188
Power Integrations Inc. (a)	6,626	115,822
Progress Software Corp. (a)	7,348	172,017
QAD Inc.	2,688	20,832
Quantum Corp. (a)	35,709	93,558
Quest Software Inc. (a)	11,716	164,493
Rackable Systems Inc. (a)	5,237	206,809
Radiant Systems Inc. (a)	4,062	42,935
Radisys Corp. (a)	4,488	98,556
RealNetworks Inc. (a)	24,155	258,458
Redback Networks Inc. (a)	10,294	188,792
RF Micro Devices Inc. (a)	41,239	246,197
RightNow Technologies Inc. (a)	2,770	46,204
Rogers Corp. (a)	3,490	196,627
RSA Security Inc. (a)	15,250	414,647
S1 Corp. (a)	17,187	82,498
Safeguard Scientifics Inc. (a)	20,360	43,978
SafeNet Inc. (a)	5,455	96,663
Sapient Corp. (a)	18,229	96,614
SAVVIS Inc. (a)	1,549	45,866
Scansource Inc. (a)	5,632	165,130
Secure Computing Corp. (a)	9,933	85,424

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Semtech Corp. (a)	13,851	$200,147
SI International Inc. (a)	2,208	67,697
Sigma Designs Inc. (a)	3,615	34,089
Silicon Image Inc. (a)	17,024	183,519
Silicon Storage Technology Inc. (a)	19,095	77,526
Sirenza Microdevices Inc. (a)	4,248	51,571
SiRF Technology Holdings Inc. (a)	9,599	309,280
Skyworks Solutions Inc. (a)	33,221	183,048
Smith Micro Software Inc. (a)	3,737	59,867
SonicWALL Inc. (a)	12,457	111,988
Sonus Networks Inc. (a)	48,119	238,189
SPSS Inc. (a)	3,328	106,962
SRA International Inc. (a)	6,631	176,583
SSA Global Technologies Inc. (a)	1,090	21,124
Staktek Holdings Inc. (a)	660	3,208
Standard Microsystems Corp. (a)	4,526	98,803
Stellent Inc.	4,586	43,796
Stratasys Inc. (a)	2,083	61,365
Stratex Networks Inc. (a)	17,302	58,654
SunPower Corp. Class A (a)	1,691	47,382
Supertex Inc. (a)	2,250	89,865
Sybase Inc. (a)	15,909	308,635
Sycamore Networks Inc. (a)	38,016	154,345
Sykes Enterprises Inc. (a)	5,288	85,454
Synaptics Inc. (a)	5,239	112,115
Syniverse Holdings Inc. (a)	3,775	55,492
SYNNEX Corp. (a)	1,565	29,672
Syntel Inc.	1,389	28,419
Taleo Corp. (a)	1,861	21,941
Talx Corp.	6,649	145,414
Tekelec (a)	12,096	149,386
Terremark Worldwide Inc. (a)	8,681	31,252
Tessera Technologies Inc. (a)	8,978	246,895
TIBCO Software Inc. (a)	40,757	287,337
Transaction Systems Architects Inc. (a)	8,146	339,607
Transmeta Corp. (a)	33,422	54,812
TranSwitch Corp. (a)	20,287	42,806
Trident Microsystems Inc. (a)	10,838	205,705
Triquint Semiconductor Inc. (a)	30,310	135,183
TriZetto Group Inc. (a)	7,942	117,462
TTM Technologies Inc. (a)	9,371	135,598
Tyler Technologies Inc. (a)	9,374	104,989
Ulticom Inc. (a)	2,460	25,756
Ultimate Software Group Inc. (a)	4,287	82,139
Universal Display Corp. (a)	4,950	65,884
UTStarcom Inc. (a)	21,578	168,093
VA Software Corp. (a)	10,858	42,129
Varian Inc. (a)	6,743	279,902
VASCO Data Security International Inc. (a)	5,715	47,720
Verint Systems Inc. (a)	2,781	81,177
ViaSat Inc. (a)	5,029	129,145
Vignette Corp. (a)	7,075	103,153

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Virage Logic Corp. (a)	1,803	$16,930
Volterra Semiconductor Corp. (a)	3,764	57,439
Vonage Holdings Corp. (a)	4,808	41,301
WebEx Communications Inc. (a)	7,802	277,283
webMethods Inc. (a)	11,142	109,972
Websense Inc. (a)	9,956	204,496
Wind River Systems Inc. (a)	15,279	135,983
Witness Systems Inc. (a)	5,947	119,951
Zhone Technologies Inc. (a)	17,174	35,035
Zoran Corp. (a)	9,600	233,664

		36,024,102

Telecommunications (1.05%)
Alaska Communications Systems Group Inc.	8,151	103,110
Atlantic Tele-Network Inc.	750	15,623
Centennial Communications Corp. (a)	4,340	22,568
Cincinnati Bell Inc. (a)	54,384	222,974
Commonwealth Telephone Enterprises Inc.	4,733	156,946
Consolidated Communications Holdings Inc.	4,067	67,634
CT Communications Inc.	3,973	90,863
Dobson Communications Corp. (a)	28,008	216,502
Eschelon Telecom Inc. (a)	1,549	23,963
FairPoint Communications Inc.	6,126	88,214
First Avenue Networks Inc. (a)	10,353	112,641
General Communication Inc. Class A (a)	9,349	115,180
Golden Telecom Inc.	4,180	105,963
IDT Corp. Class B (a)	10,343	142,630
Iowa Telecommunications Service Inc.	5,810	109,925
iPCS Inc. (a)	3,076	148,571
North Pittsburgh Systems Inc.	3,186	87,806
NTELOS Holdings Corp. (a)	3,010	43,494
Premiere Global Services Inc. (a)	13,363	100,891
Price Communications Corp. (a)	10,310	174,755
RCN Corp. (a)	4,850	120,910
Shenandoah Telecommunications Co.	1,600	75,200
SureWest Communications	3,514	67,890
Talk America Holdings Inc. (a)	6,624	41,003
Time Warner Telecom Inc. (a)	14,267	211,865
USA Mobility Inc. (a)	5,606	93,060
Valor Communications Group Inc.	7,778	89,058

		2,849,239

Utilities & Energy (2.88%)
Allete Inc.	4,879	231,021
American States Water Co.	3,874	138,108
Aquila Inc. (a)	68,566	288,663
Atlas America Inc. (a)	3,726	166,962
Avista Corp.	11,156	254,691
Black Hills Corp.	6,753	231,830

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Utilities & Energy (Cont.)
California Water Service Group	4,151	$148,357
Cascade Natural Gas Corp.	2,786	58,757
CH Energy Group Inc.	3,726	178,848
Cleco Corp.	11,167	259,633
Crosstex Energy Inc.	1,810	172,095
Duquesne Light Holdings Inc.	16,562	272,279
El Paso Electric Co. (a)	10,936	220,470
Empire District Electric Co.	6,968	143,192
EnergySouth Inc.	1,800	56,214
Headwaters Inc. (a)	8,604	219,918
Idacorp Inc.	8,550	293,179
International Coal Group Inc. (a)	18,537	133,281
ITC Holdings Corp.	2,462	65,440
KFX Inc. (a)	12,850	196,348
Laclede Group Inc.	4,929	169,360
MGE Energy Inc.	3,939	122,700
New Jersey Resources Corp.	4,914	229,877
Nicor Inc.	6,739	279,669
Northwest Natural Gas Co.	5,152	190,779
NorthWestern Corp.	6,253	214,791
Ormat Technologies Inc.	1,507	57,492
Otter Tail Corp.	6,139	167,779
Peoples Energy Corp.	6,294	226,018
Piedmont Natural Gas Co. Inc.	12,901	313,494
Pike Electric Corp. (a)	2,124	40,908
PNM Resources Inc.	11,662	291,084
Rentech Inc. (a)	26,541	123,416
SJW Corp.	3,882	98,797
South Jersey Industries Inc.	7,100	194,469
Southwest Gas Corp.	7,714	241,757
Southwest Water Co.	3,892	46,587
Ubiquitel Inc. (a)	14,748	152,494
UIL Holdings Corp.	3,270	184,068
Unisource Energy Corp.	7,134	222,224
Westar Energy Inc.	14,586	307,035
WGL Holdings Inc.	8,453	244,714

		7,848,798

Total Common Stocks
(cost $210,433,070)		250,403,581

	Principal amount	Value
Short-term Investments (6.82%)
U.S. Treasury Bills, 4.658%, 09/21/2006 (c)	$18,787,000	$18,587,294

Total Short-term Investments
(cost $18,581,984)		18,587,294

TOTAL INVESTMENTS (98.74%)
(cost $229,015,054)		268,990,875
OTHER ASSETS, NET OF LIABILITIES (1.26%)		3,440,142

NET ASSETS (100.00%)		$272,431,017

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	At June 30, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.58%)

Australia (5.21%)
ABC Learning Centres Ltd.	8,043	$38,251
Alinta Ltd.	6,531	50,619
Alumina Ltd.	33,907	170,075
Amcor Ltd.	25,724	127,692
AMP Ltd.	52,913	358,988
Ansell Ltd.	5,217	37,488
APN News & Media Ltd.	7,974	30,101
Aristocrat Leisure Ltd.	9,841	94,189
Australia & New Zealand Banking Group Ltd.	51,768	1,022,885
Australian Gas & Light Co.	12,931	168,254
Australian Stock Exchange	2,887	69,895
Axa Asia Pacific Holdings	24,556	114,412
Babcock & Brown Ltd.	4,546	73,272
BHP Billiton Ltd.	98,883	2,130,919
Billabong International Ltd.	4,111	46,892
Bluescope Steel	21,227	125,402
Boral Ltd.	17,910	108,335
Brambles Industries Ltd.	27,608	225,671
Caltex Australian Ltd.	4,281	75,077
Centro Properties Group	22,727	112,984
CFS Gandel Retail Trust	42,893	59,285
Challenger Financial Service	13,847	32,515
Coca-Cola Amatil Ltd.	14,114	74,361
Cochlear Ltd.	1,423	57,767
Coles Myer Ltd.	33,231	280,523
Commonwealth Bank of Australia	36,491	1,204,242
Commonwealth Property Office	35,774	36,951
Computershare Ltd.	12,356	72,077
CSL Ltd.	5,146	205,540
CSR Ltd.	27,982	69,658
DB Reef Trust	71,145	77,451
DCA Group Ltd.	9,310	19,302
Downer Edi Ltd.	7,006	38,734
Foster’s Group Ltd.	59,741	242,833
Futuris Corp. Ltd.	14,491	22,613
Goodman Fielder Ltd. (a)	23,309	37,067
GPT Group	51,684	166,684
Harvey Norman Holdings Ltd.	13,901	40,700
Iluka Resources Ltd.	6,645	32,343
ING Industrial Fund	20,392	33,792
Insurance Australia Group Ltd.	45,834	182,217
Investa Property Group	40,599	66,070
James Hardie Industries Ltd.	14,248	81,525
John Fairfax Holdings Ltd.	26,931	75,047
Leighton Holdings Ltd.	4,775	61,563
Lend Lease Corp. Ltd.	10,206	106,101
Lion Nathan Ltd.	7,514	43,552
Macquarie Airports	17,111	39,036
Macquarie Bank Ltd.	6,553	335,998
Macquarie Communications Infrastructure Group	7,433	32,644
Macquarie Goodman Group	34,564	154,107

	Shares	Value
Common Stocks (Cont.)

Australia (Cont.)
Macquarie Infrastructure Grp.	68,680	$171,481
Macquarie Office Trust	54,067	55,445
Mayne Pharma Ltd. (a)	18,392	35,534
Mirvac Group	24,096	77,890
Multiplex Group	20,140	48,939
National Australia Bank Ltd.	45,306	1,183,728
Newcrest Mining Ltd.	9,618	150,662
Onesteel Ltd.	18,539	56,070
Orica Ltd.	9,036	160,413
Origin Energy Ltd.	21,858	119,546
Pacific Brands Ltd.	15,740	25,147
Paladin Resources Ltd. (a)	11,612	35,465
Paperlinx Ltd.	12,720	29,491
Perpetual Trustees Australia	1,149	62,457
Publishing & Broadcasting	3,610	48,850
Qantas Airways Ltd.	25,282	55,610
QBE Insurance Group Ltd.	22,151	337,438
Rinker Group Ltd.	26,312	320,465
Rio Tinto Ltd.	8,044	465,049
Santos Ltd.	17,611	158,349
SFE Corp. Ltd.	4,380	53,704
Sonic Healthcare Ltd.	6,818	71,944
Stockland	36,676	191,323
Suncorp-Metway Ltd.	15,327	220,387
Symbion Health Ltd.	18,392	41,821
Tabcorp Holding Ltd.	15,578	175,955
Telstra Corp. Ltd.	60,934	166,631
Toll Holdings Ltd.	14,560	152,014
Transurban Group	22,782	117,659
Unitab Ltd.	2,943	32,279
Wesfarmers Ltd.	10,678	280,337
Westfield Group	43,126	555,373
Westpac Banking Corp.	51,608	892,786
Woodside Petroleum Ltd.	13,254	433,358
Woolworths Ltd.	33,315	498,841
WorleyParsons Ltd.	4,972	74,263
Zinifex Ltd.	12,422	92,492

		16,812,895

Austria (0.54%)
Andritz AG	285	47,112
BETandWIN.com Interactive Entertainment AG (a)	614	48,691
Boehler-Uddeholm	996	54,461
Erste Bank Der Oester Spark	5,211	293,266
Flughafen Wien AG	288	21,999
IMMOEAST Immobilien Anlagen AG (a)	7,867	84,423
Immofinaz Immobilien Anlagen AG (a)	11,047	122,645
Mayr-Melnhof Karton AG	179	28,827
Meinl European Land Ltd. (a)	3,550	72,332
Oest Elektrizatswirts AG Class A	2,180	104,841
OMV AG	4,698	279,718

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Austria (Cont.)
Raiffeisen International Bank Holding	1,229	$106,735
RHI AG (a)	901	29,156
Telekom Austria AG	10,038	223,529
VoestAlpine AG	564	85,700
Wiener Staedtische Allgemeine Versicherung AG	1,135	66,779
Wienerberger AG	1,780	84,580

		1,754,794

Belgium (1.14%)
Agfa Gevaert NV	2,844	68,897
Barco NV	307	28,370
Bekaert NV	405	38,903
Belgacom SA	5,019	166,459
Cofinimmo	134	23,172
Colruyt SA	497	77,617
Compagnie Maritime Belge SA	530	15,395
D’Ieteren NV	84	27,129
Delhaize Group	2,131	147,731
Dexia	15,871	381,636
Euronav SA	636	19,572
Fortis	33,200	1,130,404
Groupe Bruxelles Lambert SA	2,094	219,355
InBev NV	5,187	254,430
KBC Groupe	5,154	553,088
Mobistar SA	836	66,349
Omega Pharma SA	599	41,832
Solvay SA	1,760	202,489
UCB SA	2,453	132,717
Umicore	655	87,464

		3,683,009

Denmark (0.71%)
A P Moller-Maersk A/S	31	241,330
Bang & Olufsen Class B	395	43,687
Carlsberg A/S Class B	899	65,746
Codan A/S	145	10,480
Coloplast Class B	708	52,567
Dampskibsselskabet Torm A/S	450	21,451
Danisco A/S	1,515	110,407
Danske Bank	12,056	458,934
DSV De Sammenslut Vogn Class B	580	96,967
East Asiatic Company Ltd. A/S	700	26,437
FLSmidth & Co. A/S	1,061	40,025
GN Store Nord	6,110	70,196
H. Lundbeck A/S	1,542	35,167
Jyske Bank A/S (a)	1,193	69,143
NKT Holding A/S	538	33,626
Novo Nordisk A/S	6,860	436,995
Novozymes A/S Class B	1,549	104,650
Sydbank A/S	1,001	33,213
Topdanmark A/S (a)	648	90,336

	Shares	Value
Common Stocks (Cont.)

Denmark (Cont.)
Trygvesta A/S	700	$43,691
Vestas Wind Systems A/S (a)	5,315	145,364
William DeMant Holding (a)	774	57,866

		2,288,278

Finland (1.47%)
Amer Group	2,082	43,486
Cargotec Corp.	1,028	45,034
Elisa Corp. Class A	4,593	87,474
Fortum OYJ	12,443	318,304
KCI Konecranes OYJ	1,388	24,997
Kesko OYJ	1,987	76,193
Kone Corp. OYJ Class B	2,056	85,466
Metso OYJ	3,363	122,032
Neste Oil OYJ	3,731	131,425
Nokia OYJ	120,342	2,456,618
Nokian Renkaat OYJ	2,750	36,159
OKO Bank	3,700	54,424
Orion-Yhtyma Class B	2,045	40,621
Outokumpo OYJ	2,996	70,126
Rautaruukki OYJ	2,314	69,909
Sampo Insurance Co.	11,201	213,753
SanomaWSOY OYJ	965	23,229
Stora Enso OYJ R Shares	17,225	240,585
Tietoenator Corp. OYJ	2,312	66,773
UPM-Kymmene OYJ	14,893	320,974
Uponor OYJ	1,644	44,473
Wartsila OYJ Class B	1,724	72,768
YIT OYJ	3,407	83,538

		4,728,361

France (9.71%)
Accor SA	5,735	349,089
Air France	3,523	82,822
Air Liquide	3,358	654,136
Alcatel SA (a)	38,209	484,803
Alstom (a)	3,161	288,878
Arcelor	14,861	717,360
Atos Origin (a)	1,969	128,819
AXA Co.	46,288	1,519,192
BIC SA	856	55,400
BNP Paribas	23,477	2,247,615
Bouygues	5,791	297,760
Business Objects SA (a)	2,599	70,906
Cap Gemini	3,630	207,215
Carrefour SA	16,957	994,217
Casino Guichard Perrachon	1,079	82,047
CNP Assurances	1,017	96,714
Compagnie De Saint-Gobain	8,863	633,695
Credit Agricole SA	17,019	647,602
Dassault Systemes SA	1,552	83,175
Essilor International	2,805	282,355

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Euronext	2,404	$225,385
European Aeronautic Defense	8,943	256,910
France Telecom SA	47,923	1,030,384
Gaz de France	5,689	191,009
Gecina SA	265	34,708
Groupe Danone	6,731	855,333
Hermes International SCA	1,746	154,427
Imerys SA	948	75,784
Klepierre	660	76,440
L’Oreal	8,407	794,107
Lafarge SA	4,261	534,921
Lagardere SCA	3,419	252,326
LVMH Moet Hennessy Louis Vuitton SA	6,940	688,825
M6 Metropole Television	1,550	48,512
Michelin Class B	4,088	245,752
Neopost SA	924	105,302
PagesJuanes SA	3,355	105,349
Pernod-Ricard	2,145	425,252
Peugeot SA	4,351	270,744
PPR SA	1,952	248,922
Publicis Groupe SA	3,766	145,470
Renault SA	5,263	565,458
Safran SA	4,878	106,191
Sanofi-Aventis	28,749	2,805,658
Schneider Electric SA	6,491	676,639
SCOR SA	26,745	58,496
Societe des Autoroutes Paris	809	55,463
Societe Generale Class A	9,835	1,446,638
Societe Television Francaise 1	3,413	111,318
Sodexho Alliance	2,848	136,857
STMicroelectronics NV	18,699	301,114
Suez SA	28,594	1,188,628
Technip-Coflexip SA	2,518	139,454
Thales SA	2,198	85,859
Thomson SA	7,396	122,316
Total SA	62,435	4,108,668
Unibail	1,275	222,276
Valeo	2,176	77,485
Vallourec SA	197	236,854
Veolia Environnement	8,203	423,984
Vinci SA	5,708	588,081
Vivendi	32,676	1,145,162
Zodiac SA	1,102	61,976

		31,354,237

Germany (6.65%)
Adidas-Salomon AG	5,800	277,303
Allianz AG	11,370	1,796,326
Altana AG	1,971	109,815
BASF AG	14,628	1,174,610
Bayer AG	19,057	876,032
Beiersdorf AG	461	69,466

	Shares	Value
Common Stocks (Cont.)

Germany (Cont.)
Bilfinger Berger AG	896	$48,718
Celesio AG	1,090	99,083
Commerzbank AG	17,381	632,254
Continental AG	3,712	379,447
DaimlerChrysler AG	25,914	1,280,403
Depfa Bank PLC	9,853	163,328
Deutsche Bank AG	14,563	1,639,159
Deutsche Boerse AG	3,016	410,836
Deutsche Lufthansa	6,549	120,622
Deutsche Post AG	20,201	541,566
Deutsche Postbank AG	1,610	115,855
Deutsche Telekom AG	77,768	1,251,322
Douglas Holding AG	1,264	58,396
E.On AG	17,737	2,042,240
Fresenius Medical Care	1,875	215,552
Heidelberger Druckmaschinen	1,592	72,389
Hochtief AG	1,361	75,707
Hypo Real Estate Holding	3,803	231,002
Infineon Technologies AG (a)	21,306	237,360
IVG Immobilien AG	2,488	75,165
Karstadtquelle AG (a)	1,592	42,252
Linde AG	3,077	237,100
MAN AG	3,787	274,254
Merck KGaA	1,394	126,771
Metro AG	4,208	238,541
MLP AG	1,705	35,132
Muenchener Rueckvers AG	5,560	759,581
Premiere AG (a)	1,686	16,346
Puma AG	334	129,840
Qiagen NV (a)	4,066	54,867
Rheinmetall AG	969	67,560
RWE AG	12,253	1,019,477
Salzgitter AG	1,108	94,059
SAP AG	6,309	1,331,472
Siemens AG	23,620	2,055,265
Solarworld AG	1,100	69,039
Suedzucker AG	1,682	37,305
ThyssenKrupp AG	10,318	353,290
TUI AG (a)	6,201	122,857
Volkswagen AG	4,867	341,324
Wincor Nixdorf AG	523	66,861

		21,467,149

Greece (0.64%)
Alpha Bank AE	11,289	281,275
Bank of Piraeus	6,097	145,050
Coca-Cola Hellenic Bottling	2,970	88,512
Cosmote Mobile Telecommunication	3,740	84,192
EFG Eurobank Ergasias	6,732	186,677
Emporiki Bank of Greece (a)	2,440	84,513
Folli-Follie SA	400	9,352
Germanos SA	1,340	32,050
Greek Org of Football Prognostics SA	6,370	230,576

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Greece (Cont.)
Hellenic Exchanges SA	1,570	$25,262
Hellenic Petroleum SA	3,019	40,159
Hellenic Technodomiki Tev SA	3,096	29,779
Hellenic Telecommunications Org. (a)	7,839	172,656
Intracom SA	2,430	16,162
Motor Oil (Hellas) Corinth Refineries SA	644	17,166
National Bank of Greece	10,791	426,221
Public Power Corp.	3,059	72,462
Technical Olympic SA	2,490	11,211
Titan Cement Co. SA	1,870	87,732
Viohalco, Hellenic Copper and Aluminum Industry SA	2,850	26,100

		2,067,107

Hong Kong (1.63%)
ASM Pacific Technology	6,000	29,242
Bank of East Asia Ltd.	39,805	163,755
BOC Hong Kong Holdings Ltd.	105,000	205,503
Cathay Pacific Airways Ltd.	30,000	52,535
Cheung Kong Holdings Ltd.	44,000	476,752
Cheung Kong Infrastructure	12,000	34,688
CLP Holdings Ltd.	49,283	288,414
Espirit Holdings Ltd.	28,000	228,577
Foxconn International Holdings Ltd. (a)	53,000	113,284
Giordano International Ltd.	44,000	20,821
Hang Lung Properties Ltd.	52,000	93,069
Hang Seng Bank Ltd.	21,774	276,160
Henderson Land Development Co. Ltd.	21,000	109,106
Hong Kong & China Gas Co. Ltd.	106,534	233,883
Hong Kong Electric	40,000	181,039
Hong Kong Exchange & Clearing	30,000	192,949
Hopewell Holdings	16,000	45,118
Hutchison Telecommunications International Ltd. (a)	38,000	61,162
Hutchison Whampoa Ltd.	59,210	540,539
Hysan Development Co.	17,000	47,938
Johnson Electric Holdings	44,716	32,531
Kerry Properties Ltd.	16,000	54,492
Kingboard Chemicals Holdings Co. Ltd.	16,000	45,118
Li & Fung Ltd.	55,000	111,186
Link REIT (a)	60,000	120,134
Melco International Development Ltd.	16,000	40,174
MTR Corp.	36,000	86,914
New World Development	70,800	116,689
Orient Overseas International Ltd.	6,600	23,923
PCCW Ltd.	106,000	75,750
Shangri-La Asia Ltd.	32,271	62,121
Shun Tak Holdings Ltd.	26,000	33,980
Sino Land Co.	42,000	67,059
Solomon Systech International Ltd.	46,000	11,609
Sun Hung Kai Properties Ltd.	39,000	397,718
Swire Pacific Ltd. Class A	27,000	278,646

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Techtronic Industries	33,500	$45,292
Television Broadcasts Ltd.	8,000	49,444
Texwinca Holdings Ltd.	18,000	12,052
Wharf Holdings Ltd.	35,114	124,789
Wing Hang Bank Ltd.	4,000	35,023
Yue Yuen Industrial Holdings	13,500	37,112

		5,256,290

Ireland (0.80%)
Allied Irish Bank PLC	24,658	591,668
Bank of Ireland	27,794	495,921
C&C Group PLC	7,721	67,055
CRH PLC	15,048	489,262
DCC PLC	2,156	51,844
Eircom Group PLC	19,130	53,096
Elan Corp. PLC (a)	11,939	198,518
Fyffes PLC	8,271	14,599
Grafton Group PLC (a)	6,064	76,398
Greencore Group PLC	2,794	13,151
IAWS Group PLC	2,956	52,176
Independent News & Media PLC	16,318	47,796
Irish Life & Permanent PLC	7,589	180,545
Kerry Group PLC Class A	3,805	81,762
Kingspan Group PLC	3,636	63,481
Paddy Power PLC	863	14,957
Ryanair Holdings PLC (a)	9,352	84,928

		2,577,157

Italy (3.74%)
Alleanza Assicurazioni	12,056	136,623
Arnoldo Mondadori Editore	3,562	34,352
Assicurazione Generali Itl	27,150	989,002
Autogrill SpA	3,779	58,147
Autostrade SpA	8,046	226,099
Banca Fideuram SpA	9,185	53,454
Banca Intesa	26,794	145,480
Banca Intesa SpA	111,404	652,610
Banca Monte Dei Paschi Siena SpA	32,096	192,946
Banca Popolare Di Verona SpA	10,569	283,208
Banche Popolari Unite SCRL	9,845	254,741
Banco Popolare di Milano SCRL	11,081	141,236
Benetton Group	1,758	26,263
Bulgari SpA	4,232	48,013
Capitalia SpA	48,740	399,920
Enel SpA	121,323	1,045,901
ENI SpA	73,637	2,169,090
Fiat SpA (a)	15,050	200,389
Finmeccanica SpA	8,476	188,204
Fondiaria-Sai SpA	1,758	71,864
Gruppo Editoriale L’Espresso	5,499	29,365
Italcementi SpA	2,020	51,105
Lottomatica SpA	993	37,671

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
Luxottica Group SpA	3,880	$105,408
Mediaset SpA	22,348	263,546
Mediobanca SpA	13,878	271,763
Mediolanum SpA	7,055	49,540
Pirelli & Co. SpA	76,738	66,792
SanPaolo IMI SpA	31,865	563,668
Seat Pagine Gaille	118,660	55,245
Snam Rete Gas	26,949	118,488
Telecom Italia RNC SpA	174,119	449,868
Telecom Italia SpA	308,185	858,336
Terna SpA	34,180	91,152
Tiscali SpA (a)	7,820	23,230
UniCredito Italiano SpA	221,596	1,734,606

		12,087,325

Japan (24.21%)
77 Bank Ltd.	10,000	69,644
ACCESS Co. Ltd. (a)	6	42,992
Acom Co. Ltd.	2,080	112,870
Aderans Co. Ltd.	900	24,301
Advantest Corp.	2,190	223,134
Aeon Co. Ltd.	16,800	368,473
Aeon Credit Service Co. Ltd.	2,400	58,301
Aiful Corp.	2,000	106,781
Aisin Seiki Co. Ltd.	5,500	163,404
Ajinomoto Co. Inc.	17,000	188,212
Alfresa Holdings Corp.	600	37,277
All Nippon Airways Co. Ltd.	16,000	61,517
Alps Electric Co. Ltd.	5,000	62,478
Amada Co. Ltd.	10,000	104,858
Amano Corp.	2,000	29,710
Aoyama Trading Co. Ltd.	1,600	50,052
ARRK Corp.	1,500	35,455
Asahi Breweries Ltd.	11,100	155,869
Asahi Glass Co. Ltd.	27,000	342,337
Asahi Kasei Corp.	35,000	228,460
Asatsu DK Inc.	800	25,865
ASICS Corp.	4,000	40,755
Astellas Pharma Inc.	15,451	567,059
Autobacs Seven Co. Ltd.	600	26,110
Bank of Fukuoka Ltd.	15,000	114,034
Bank of Kyoto	7,000	75,542
Bank of Yokohama Ltd.	36,000	278,399
Benesse Corp.	1,900	65,580
Bridgestone Corp.	17,400	335,259
Canon Inc.	30,300	1,485,346
Canon Sales Co. Inc.	2,000	41,244
Casio Computer Co. Ltd.	6,200	118,376
Central Glass Co. Ltd.	6,000	35,704
Central Japan Railway Co.	44	438,308
Chiba Bank Ltd.	20,000	186,998
Chiyoda Corp.	4,000	81,790

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Chubu Electric Power Co. Inc.	17,100	$461,718
Chugai Pharmaceutical Co. Ltd.	8,000	163,230
Circle K Sunkus Co. Ltd.	1,100	23,790
Citizen Watch Co. Ltd.	10,300	93,334
Coca-Cola West Japan Co. Ltd.	1,200	25,428
Comsys Holdings Corp.	3,000	37,015
Credit Saison Co. Ltd.	4,600	217,861
CSK Corp.	1,900	86,666
Dai Nippon Printing Co. Ltd.	18,000	278,399
Daicel Chemical Industries	8,000	65,362
Daido Steel Co. Ltd.	10,000	78,469
DAIFUKU Co. Ltd.	2,000	32,995
Daiichi Sanyko Co. Ltd.	19,913	548,112
Daikin Industries Ltd.	6,700	232,428
Dainippon Ink & Chemical Inc.	18,000	67,476
Dainippon Screen Manufacturing
Co. Ltd.	7,000	64,103
Daito Trust Construction Co. Ltd.	2,600	144,041
Daiwa House Industry Co. Ltd.	14,000	223,873
Daiwa Securities Group Inc.	36,000	429,081
Denki Kagaku Kogyo KK	14,000	58,231
Denso Corp.	15,200	496,749
Dentsu Inc.	52	143,586
Dowa Mining Co. Ltd.	8,000	70,745
E*Trade Securities Co. Ltd.	42	56,152
eAccess Ltd.	34	22,312
East Japan Railway Co.	97	720,465
Ebara Corp.	9,000	38,378
EDION Corp.	1,900	37,688
Eisai Co. Ltd.	7,200	324,013
Electric Power Development	4,680	178,301
Elpida Memory Inc. (a)	1,700	63,876
Familymart Co. Ltd.	1,900	54,789
Fanuc Ltd.	5,200	467,109
Fast Retailing	1,500	122,553
Fuji Electric Holdings Co. Ltd.	15,000	78,513
Fuji Photo Film Co. Ltd.	13,900	466,410
Fuji Soft ABC Inc.	800	26,354
Fuji Television Network Inc.	20	44,390
Fujikura Ltd.	11,000	121,400
Fujitsu Ltd.	52,000	403,041
Furukawa Electric Co. Ltd.	18,000	116,393
Glory Ltd.	1,600	30,759
Goodwill Group Inc.	36	26,582
Gunma Bank Ltd.	11,000	81,702
Gunze Ltd.	5,000	29,797
Hakuhodo DY Holdings Inc.	600	44,145
Hankyu Department Stores	3,000	23,279
Hanshin Electric Railway Co. Ltd.	5,000	35,608
HASEKO Corp. (a)	21,000	71,382
Hikari Tsushin Inc.	600	32,401
Hino Motors Ltd.	8,000	46,557

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Hirose Electric Co. Ltd.	900	$109,315
Hitachi Cable Ltd.	4,000	18,525
Hitachi Capital Corp.	1,400	24,467
Hitachi Chemical Co. Ltd.	3,100	81,265
Hitachi Construction Machine	3,000	72,221
Hitachi High-Technologies Corp.	1,500	45,613
Hitachi Ltd.	92,000	607,759
Hokkaido Electric Power	5,300	125,738
Hokuhoku Financial Group Inc.	31,000	129,483
Honda Motor Co. Ltd.	44,200	1,402,010
House Foods Corp.	2,200	33,258
Hoya Corp.	12,400	441,000
Ibiden Co. Ltd.	3,800	182,628
Index Corp.	30	29,623
INPEX Holdings Inc. (a)	23	202,988
Isetan Co. Ltd.	5,000	85,198
Ishikawajima-Harima Heavy Industries Co. Ltd.	35,000	110,713
Ito En Ltd.	1,600	58,581
Itochu Corp.	43,000	377,621
Itochu Techno-Science Corp.	900	41,445
JAFCO Co. Ltd.	1,000	59,944
Japan Airlines Corp. (a)	18,000	45,142
Japan Prime Investment Corp.	11	33,065
Japan Real Estate Investment	8	71,304
Japan Retail Fund Investment	7	55,051
Japan Steel Works Ltd.	11,000	75,358
Japan Tobacco Inc.	130	473,698
JFE Holdings Inc.	15,800	669,609
JGC Corp.	6,000	103,233
Joyo Bank Ltd.	21,000	127,351
JS Group Corp.	7,500	157,615
JSR Corp.	5,000	126,267
JTEKT Corp.	5,100	98,488
Kajima Corp.	25,000	114,689
Kaken Pharmaceutical Co. Ltd.	2,000	15,012
Kamigumi Co. Ltd.	7,000	53,155
Kaneka Corp.	8,000	72,702
Kansai Electric Power	21,700	485,425
Kansai Paint Co. Ltd.	7,000	55,846
Kao Corp.	14,000	366,393
Katokichi Co. Ltd.	2,700	27,132
Kawasaki Heavy Industries Ltd.	37,000	124,476
Kawasaki Kisen Kaisha Ltd.	14,000	80,986
KDDI Corp.	69	423,864
Keihin Electric Express Railway	12,000	84,935
Keio Corp.	15,000	97,125
Keisei Electric Co.	6,000	33,869
Keyence Corp.	968	247,160
Kikkoman Corp.	4,000	49,843
Kinden Corp.	4,000	34,289
Kintetsu Corp.	45,000	150,210
Kirin Brewery Co. Ltd.	22,000	345,841

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
KK DaVinci Advisors (a)	31	$30,610
Kobe Steel Ltd.	75,000	234,621
Kokuyo Co. Ltd.	2,100	35,122
Komatsu Ltd.	26,000	516,865
Komori Corp.	2,000	42,555
Konami Corp.	2,600	57,366
Konica Minolta Holdings Inc. (a)	13,000	164,147
Kose Corp.	880	27,683
Kubota Corp.	30,000	284,429
Kuraray Co. Ltd.	11,000	123,034
Kurita Water Industries Ltd.	3,000	61,604
Kyocera Corp.	4,600	356,134
Kyowa Hakko Kogyo Co. Ltd.	10,000	67,372
Kyushu Electric Power	11,400	264,977
Lawson Inc.	1,600	58,301
Leopalace21 Corp.	3,600	124,257
Mabuchi Motor Co. Ltd.	800	47,815
Makita Corp.	3,000	94,897
Marubeni Corp.	39,000	207,882
Marui Co. Ltd.	9,000	140,143
Matsui Securities Co. Ltd.	3,000	28,390
Matsumotokiyoshi Co. Ltd.	1,000	25,428
Matsushita Electric Industries	56,000	1,181,755
Matsushita Electric Works	9,114	101,222
Mediceo Paltac Holdings Co. Ltd.	4,300	76,839
Meiji Dairies Corp.	7,000	48,873
Meiji Seika Kaisha Ltd.	9,000	45,849
Meitec Corp.	1,000	32,594
Millea Holdings Inc.	42	781,720
Minebea Co. Ltd.	10,000	54,439
Mitsubishi Chemical Holdings Corp.	33,500	209,302
Mitsubishi Corp.	38,500	768,722
Mitsubishi Electric Corp.	55,000	440,711
Mitsubishi Estate Co. Ltd.	32,000	679,483
Mitsubishi Gas Chem Co.	11,000	126,110
Mitsubishi Heavy Industries Ltd.	89,000	384,184
Mitsubishi Logistics Corp.	3,000	46,977
Mitsubishi Materials Corp.	27,000	115,135
Mitsubishi Rayon Co. Ltd.	15,000	122,160
Mitsubishi UFJ Financial Group Inc.	245	3,425,376
Mitsubishi UFJ Securities Co. Ltd.	8,000	103,181
Mitsui & Co. Ltd.	44,000	621,321
Mitsui Chemicals Inc.	19,000	124,021
Mitsui Engineering & Shipbuilding	19,000	58,109
Mitsui Fudosan Co. Ltd.	23,000	499,432
Mitsui Mining & Smelting Co.	17,000	100,271
Mitsui OSK Lines Ltd.	31,000	210,748
Mitsui Sumitomo Insurance Co.	35,000	439,488
Mitsui Trust Holding Inc.	15,000	180,225
Mitsukoshi Ltd.	12,000	54,841
Mitsumi Electric Co. Ltd.	1,600	18,930
Mizuho Financial Group Inc.	272	2,303,111
Murata Manufacturing Co. Ltd.	6,000	389,549

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Namco Bandai Holdings Inc.	6,000	$91,174
NEC Corp.	58,000	309,158
NEC Electronics Corp. (a)	1,000	32,069
Net One Systems Co. Ltd.	13	24,196
NGK Insulators Ltd.	8,000	93,534
NGK Spark Plug Co. Ltd.	5,000	100,489
NHK Spring Co. Ltd.	4,000	46,033
Nichirei Corp.	8,000	42,782
Nidec Corp.	3,000	214,960
Nikko Cordial Corp.	23,500	300,629
Nikon Corp.	8,000	139,671
Nintendo Co. Ltd.	2,800	469,766
Nippon Building Fund Inc.	13	126,092
Nippon Electric Glass Co. Ltd.	6,000	120,325
Nippon Express Co. Ltd.	22,000	118,805
Nippon Kayaku Co. Ltd.	5,000	41,638
Nippon Light Metal Co. Ltd.	15,000	41,026
Nippon Meat Packers Inc.	5,000	57,934
Nippon Mining Holdings Inc.	22,500	189,335
Nippon Oil Corp.	37,000	270,290
Nippon Paper Group Inc.	25	102,237
Nippon Sheet Glass Co. Ltd.	10,000	55,575
Nippon Shokubai Co. Ltd.	3,000	36,674
Nippon Steel Corp.	174,000	658,354
Nippon Telegraph & Telephone Corp.	148	725,516
Nippon Yusen Kabushiki Kaish	30,000	195,037
Nishi-Nippon City Bank Ltd.	16,000	76,617
Nishimatsu Construction Co.	7,000	26,119
Nissan Chemical Industries	5,000	62,303
Nissan Motor Co. Ltd.	64,100	700,148
Nisshin Seifun Group Inc.	5,500	61,277
Nisshin Steel Co. Ltd.	26,000	83,607
Nisshinbo Industries Inc.	5,000	54,701
Nissin Food Products Co. Ltd.	2,600	91,786
Nitori Co. Ltd.	900	43,805
Nitto Denko Corp.	4,700	334,717
NOK Corp.	3,100	89,934
Nomura Holdings Inc.	50,300	942,795
Nomura Real Estate Office Fund Inc.	5	39,584
Nomura Research Institute	600	74,240
NSK Ltd.	13,000	107,803
NTN Corp.	12,000	94,897
NTT Data Corp.	35	151,389
NTT DoCoMo Inc.	516	757,497
NTT Urban Development Corp.	7	54,561
Obayashi Corp.	18,000	123,785
OBIC Co. Ltd.	200	40,440
Odakyu Electric Railway Co.	18,000	116,078
Oji Paper Co. Ltd.	21,000	119,460
Oki Electric Industries Co. Ltd.	16,000	37,749
OKUMA Corp.	4,000	45,159
Okumura Corp.	5,000	27,788
Olympus Corp.	7,000	187,172

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Omron Corp.	6,000	$152,831
Onward Kashiyama Co. Ltd.	4,000	61,552
Oracle Corp.	900	42,074
Oriental Land Co. Ltd.	1,400	78,784
Orix Corp.	2,400	586,159
Osaka Gas Co. Ltd.	57,000	183,293
OSG Corp.	2,000	33,677
OTSUKA Corp.	400	45,089
Park24 Co. Ltd.	1,200	35,337
Pioneer Corp.	4,400	70,975
Promise Co. Ltd.	2,500	144,836
QP Corp.	4,300	40,843
Rakuten Inc.	185	109,927
Resona Holdings Inc.	131	413,238
Ricoh Co. Ltd.	19,000	372,728
Rinnai Corp.	900	23,829
Rohm Co. Ltd.	3,100	277,115
Round One Corp.	12	42,782
Ryohin Keikaku Co. Ltd.	700	57,375
Sanken Electric Co. Ltd.	3,000	38,168
Sankyo Co. Ltd.	1,400	88,937
Santen Pharmaceutical Co. Ltd.	2,100	49,913
Sanwa Shutter Corp.	4,000	23,558
Sanyo Electric Co. Ltd. (a)	44,000	94,967
Sapporo Breweries	7,000	35,416
Sapporo Hokuyo Holdings Inc.	8	83,887
SBI Holdings Inc.	217	95,758
Secom Co. Ltd.	6,000	283,642
Sega Sammy Holdings Inc.	5,068	187,769
Seiko Epson Corp.	3,700	100,874
Seino Holdings Co. Ltd.	4,000	42,223
Sekisui Chemical	14,000	120,867
Sekisui House Ltd.	15,000	205,916
Seven & I Holdings Co. Ltd.	22,940	755,713
SFCG Co. Ltd.	160	36,351
Sharp Corp.	28,000	442,363
Shimachu Co. Ltd.	1,500	39,191
Shimamura Co. Ltd.	600	65,746
Shimano Inc.	2,200	67,284
Shimizu Corp.	17,000	95,220
Shin-Etsu Chemical Co. Ltd.	11,100	603,303
Shinko Electric Industries Co. Ltd.	1,900	55,121
Shinko Securities Co. Ltd.	13,000	54,981
Shinsei Bank Ltd.	35,000	221,732
Shionogi & Co. Ltd.	9,000	160,433
Shiseido Co. Ltd.	10,000	196,173
Shizuoka Bank Ltd.	17,000	183,607
Showa Denko K.K.	28,000	124,537
Showa Shell Sekiyu K.K.	4,300	50,462
Skylark Co. Ltd.	2,100	45,784
SMC Corp.	1,600	226,354
Softbank Corp.	21,100	472,925
Sojitz Holdings Corp. (a)	10,000	39,497

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Sompo Japan Insurance Inc.	24,000	$335,547
Sony Corp.	28,300	1,248,820
Stanley Electric Co. Ltd.	4,900	101,049
SUMCO Corp.	1,300	74,065
Sumitomo Bakelite Co. Ltd.	5,000	46,924
Sumitomo Chemical Co. Ltd.	42,000	350,122
Sumitomo Corp.	30,000	395,579
Sumitomo Electric Industries	20,000	292,905
Sumitomo Heavy Industries	17,000	157,165
Sumitomo Metal Industries Ltd.	116,000	478,434
Sumitomo Metal Mining Co. Ltd.	15,000	195,561
Sumitomo Mitsui Financial Group Inc.	169	1,786,875
Sumitomo Osaka Cement Co. Ltd.	11,000	33,834
Sumitomo Realty & Development Co. Ltd.	11,000	271,059
Sumitomo Rubber Industries	4,000	44,006
Sumitomo Titanium Corp.	300	47,501
Sumitomo Trust & Banking	36,000	393,219
Surgua Bank Ltd.	6,000	80,846
Suzuken Co. Ltd.	1,740	69,028
T&D Holdings Inc.	6,700	541,550
Taiheiyo Cement Corp.	23,000	84,813
Taisei Corp.	25,000	91,314
Taisho Pharmaceutical Co. Ltd.	5,000	98,086
Taiyo Nippon Sanso Corp.	8,000	63,474
Taiyo Yuden Co. Ltd.	3,000	38,090
Takara Holdings Inc.	5,000	29,229
Takashimaya Co. Ltd.	8,000	100,385
Takeda Pharmaceutical Co. Ltd.	25,100	1,561,622
Takefuji Corp.	3,100	184,743
Tanabe Seiyaku Co. Ltd.	6,000	73,820
TDK Corp.	3,400	258,476
Teijin Ltd.	23,000	145,911
Terumo Corp.	4,700	156,886
The Daimaru Inc.	6,000	79,483
THK Co. Ltd.	3,000	89,392
TIS Inc.	1,000	27,962
Tobu Railway Co. Ltd.	24,000	114,505
Toda Corp.	6,000	28,993
Toho Co. Ltd.	3,800	75,874
Toho Titanium Co. Ltd.	900	48,602
Tohoku Electric Power	12,700	278,548
Tokai Rika Co. Ltd.	1,100	24,222
Tokuyama Corp.	7,000	103,985
Tokyo Broadcasting System	1,000	24,074
Tokyo Electric Power Co.	32,500	897,413
Tokyo Electron Ltd.	4,700	328,556
Tokyo Gas Co. Ltd.	67,000	315,563
Tokyo Seimitsu Co. Ltd.	900	46,714
Tokyo Steel Mfg. Co. Ltd.	3,000	65,668
Tokyo Style Co. Ltd.	2,000	23,785
Tokyo Tatemono Co. Ltd.	8,000	85,704
Tokyu Corp.	29,000	169,277

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Tokyu Land Corp.	12,000	$93,429
TonenGeneral Sekiyu KK	9,000	92,485
Toppan Printing Co. Ltd.	16,000	180,916
Toray Industries Inc.	38,000	329,727
Toshiba Corp.	83,000	541,777
Tosoh Corp.	14,000	55,785
Toto Ltd.	9,000	86,036
Toyo Seikan Kaisha Ltd.	4,600	83,406
Toyo Suisan Kaisha Ltd.	3,000	46,977
Toyobo Co. Ltd.	17,000	48,130
Toyoda Gosei Co. Ltd.	2,000	40,108
Toyota Industries Corp.	5,500	217,232
Toyota Motor Corp.	81,600	4,271,094
Toyota Tsusho Corp.	5,500	131,925
Trend Micro Inc.	3,000	101,188
UBE Industries Ltd.	25,000	72,309
Uni-Charm Corp.	1,200	66,271
Uniden Corp.	2,000	22,090
UNY Co. Ltd.	5,000	73,707
Ushio Inc.	3,000	63,308
USS Co. Ltd.	710	46,903
Wacoal Corp.	3,000	42,048
West Japan Railway Co.	48	199,231
Yahoo! Japan Corp.	432	228,759
Yakult Honsha Co. Ltd.	3,200	86,963
Yamada Denki Co. Ltd.	2,200	224,345
Yamaha Corp.	5,100	95,814
Yamaha Motor Co. Ltd.	5,500	143,700
Yamato Holdings Co. Ltd.	11,000	195,124
Yamazaki Baking Co. Ltd.	3,000	26,870
Yaskawa Electric Corp.	6,000	69,731
Yokogawa Electric Corp.	6,000	85,512
Zeon Corp.	5,000	59,507

		78,157,864

Netherlands (3.25%)
ABN AMRO Holdings NV	51,150	1,399,407
Aegon NV	41,054	702,060
Akzo Nobel NV	7,693	414,843
ASML Holding NV (a)	13,963	282,893
Buhrmann NV	3,065	44,456
Corio NV	1,172	72,899
DSM NV	4,280	178,244
Fugro NV	1,359	58,613
Getronics NV	3,414	36,724
Hagemeyer NV (a)	15,589	71,980
Heineken NV	6,931	293,878
ING Groep NV	52,988	2,082,704
Koninklijke Ahold NV (a)	44,041	382,485
Koninklijke KPN NV	54,804	616,153
Koninklijke Numico NV (a)	4,932	221,357
OCE NV	2,286	33,567

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Netherlands (Cont.)
Philips Electronics NV	35,455	$1,107,869
Randstad Holding NV (a)	1,345	78,860
Reed Elsevier NV	20,378	306,518
Rodamco Europe NV	1,401	137,353
SBM Offshore NV	3,900	103,956
TNT NV	11,852	424,157
Unilever NV-CVA	48,181	1,092,627
Vedior NV-CVA	4,907	103,057
Wereldhave NV	663	64,491
Wolters Kluwer - CVA	8,109	191,568

		10,502,719

New Zealand (0.15%)
Auckland International Airport	37,656	49,788
Contact Energy Ltd.	8,708	37,777
Fisher & Paykel Appliances Class H	6,917	19,429
Fisher & Paykel Healthcare Class C	13,842	36,350
Fletcher Building Ltd.	12,305	68,602
Kiwi Income Property Trust	13,307	11,108
Sky City Entertainment Group	11,467	37,729
Sky Network Television Ltd.	3,770	13,208
Telecom Corp. of New Zealand	55,573	136,797
The Warehouse Group Ltd.	6,267	18,940
Tower Ltd. (a)	9,053	18,975
Vector Ltd.	3,324	4,942
Waste Management Ltd. (b)	3,571	18,755

		472,400

Norway (0.86%)
Acergy SA (a)	5,345	81,357
Aker ASA	600	56,290
Det Norske Oljeselskap (DNO) ASA (a)	24,000	48,193
DNB NOR ASA	19,036	236,234
Frontline Ltd.	1,500	56,025
Norsk Hydro ASA	20,508	543,594
Norske Skogindustrier ASA	4,521	66,273
Ocean Rig ASA (a)	5,300	37,207
Orkla AS Class A	5,298	245,542
Petrojarl ASA (a)	1,662	10,947
Petroleum Geo-Services (a)	1,662	93,714
Prosafe ASA	982	59,946
Schibsted ASA	1,284	34,241
SeaDrill Ltd. (a)	5,200	68,499
Statoil ASA	18,814	533,450
Stolt-Nielsen SA	1,018	23,876
Storebrand ASA	6,883	71,043
Tandberg ASA	3,586	29,668
Tandberg Television ASA (a)	2,212	36,690
Telenor ASA	22,252	268,994
TGS Nopec Geophysical Co. ASA (a)	2,600	45,944
Tomra Systems ASA	5,858	47,523

	Shares	Value
Common Stocks (Cont.)

Norway (Cont.)
Yara International ASA	6,266	$83,548

		2,778,798

Portugal (0.32%)
Banco BPI SA	10,426	79,212
Banco Comercial Portugues-R	58,256	165,417
Banco Espirito Santo	5,016	67,622
Brisa-Auto Estradas de Portugal SA	10,061	105,007
Cimpor-Cimentos De Portugal	5,358	35,705
Energias De Portugal SA	50,383	197,838
Jeronimo Martins	1,113	19,005
Portugal Telecom SGPS SA	21,793	263,134
PT Multimedia Servicos	2,826	32,712
Sonae Industria SGPS SA (a)	1,818	15,649
Sonae SGPS SA	26,818	40,133

		1,021,434

Singapore (0.83%)
Allgreen Properties Ltd.	14,000	11,144
Ascendas Real Estate Investment Trust	20,000	24,260
Capitaland Ltd.	29,128	82,810
Capitamall Trust	19,000	25,448
Chartered Semiconductor Mfg. Ltd. (a)	30,600	26,099
City Developments Ltd.	13,031	76,975
Comfortdelgro Corp. Ltd.	46,000	44,464
Cosco Corp. Singapore Ltd.	26,000	20,697
Creative Technology Ltd.	1,500	8,339
DBS Group Holdings Ltd.	32,445	371,011
Fraser and Neave Ltd.	26,500	66,968
Haw Par Corp. Ltd.	3,374	12,150
Jardine Cycle & Carriage Ltd.	4,015	25,366
Keppel Corp. Ltd.	16,001	148,602
Keppel Land Ltd.	9,000	22,971
Neptune Orient Lines Ltd.	13,000	14,866
Noble Group Ltd.	25,000	17,216
Olam International Ltd.	19,000	17,285
Oversea-Chinese Banking Corp.	72,000	300,218
Parkway Holdings Ltd.	22,000	34,330
Sembcorp Industries Ltd.	28,200	57,724
Sembcorp Marine Ltd.	13,000	24,639
Singapore Airlines Ltd.	15,000	120,353
Singapore Exchange Ltd.	25,000	55,596
Singapore Land Ltd.	6,000	23,881
Singapore Post Ltd.	38,000	25,928
Singapore Press Holdings Ltd.	44,200	115,048
Singapore Technologies Engineering	39,381	71,903
Singapore Telecommunications	212,790	341,464
SMRT Corp. Ltd.	28,000	19,812
Stats Chippac Ltd. (a)	36,000	22,630
Suntec REIT	18,000	14,101
United Overseas Bank	34,616	341,163
United Overseas Land Ltd.	12,461	22,515

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Singapore (Cont.)
Venture Corp. Ltd.	6,397	$42,839
Want Want Holdings Ltd.	8,000	10,800
Wing Tai Holdings Ltd.	14,000	12,560

		2,674,175

Spain (3.78%)
Abertis Infraestructuras SA	6,713	157,214
AC. Acerinox	5,152	89,356
Acciona SA	801	124,428
ACS Actividades de Cons Y Serv	7,179	299,435
Aguas De Barcelona	21	564
Aguas De Barcelona Class A	2,160	60,035
Altadis SA	7,639	361,124
Antena 3 de Television SA	2,324	53,089
Banco Bilbao Vizcaya Argentaria SA	95,478	1,963,708
Banco Popular Espanol	24,475	364,700
Banco Santander Central Hispano SA	167,055	2,440,131
Cintra Concesiones De Infrae	5,493	71,804
Corporacion Mapfre SA	2,925	53,986
Ebro Puleva SA	1,994	40,934
Endesa SA	26,818	932,660
Fadesa Inmobiliaria SA	1,090	37,391
Fomento De Construct Y Contra	1,379	104,859
Gamesa Corp Technologica	4,907	105,191
Gas Natural SDG SA	5,124	156,440
Grupo Ferrovial	1,726	131,796
Iberdrola SA	22,770	784,308
Iberia (Lineas Aer De Espana)	12,205	31,534
Inditex	6,268	264,403
Indra Sistemas SA	3,438	67,500
Inmobiliaria Colonial SA	793	62,987
Metrovacesa SA	1,416	127,866
NH Hoteles SA	2,552	45,763
Promotora De Infom SA	2,292	36,791
Repsol YPF SA	26,147	748,796
Sacyr Vallehermoso SA	3,136	104,810
Sacyr Vallehermoso SA Temp Shr (a) (b)	116	3,877
Sogecable (a)	1,287	37,022
Telefonica Publicidad e Information SA	4,845	52,489
Telefonica SA	126,335	2,103,886
Union Fenosa SA	3,885	150,365
Zeltia SA	4,769	35,070

		12,206,312

Sweden (2.33%)
Alfa Laval AB	2,441	73,094
ASSA Abloy AB Class B	8,400	141,230
Atlas Copco AB Class A	9,768	271,456
Atlas Copco AB Class B	5,646	146,705
Axfood AB	665	19,127
Billerud Aktiebolag	1,796	23,833
Boliden AB	8,439	155,371

	Shares	Value
Common Stocks (Cont.)

Sweden (Cont.)
Capio AB (a)	2,902	$52,018
Castellum AB	3,916	40,130
D. Carnegie & Co. AB	1,400	25,678
Electrolux AB Class B	7,753	112,038
Elekta AB Class B	2,505	42,465
Eniro AB	4,693	49,397
Ericsson LM Class B	420,720	1,391,341
Fabege AB	2,719	50,626
Getinge AB Class B	4,985	84,853
Hennes & Mauritz AB Class B	13,329	516,732
Hoganas AB Class B	736	18,306
Holmen AB Class B	1,523	61,582
Husqvarna AB Class B (a)	7,753	93,455
Kungsleden AB	3,900	45,792
Lundin Petroleum AB (a)	4,860	58,920
Modern Times Group Red Shr (a) (b)	1,492	5,108
Modern Times Group MTG AB Class B (a)	1,492	78,469
Nobia AB	1,100	35,766
Nordea Bank AB	61,835	738,918
OMX AB (a)	2,116	37,929
Oriflame Cosmetics SA	1,050	34,943
Sandvik AB (a)	29,125	338,933
SAS AB (a)	2,285	24,051
Scania AB Class B	2,653	120,545
Securitas AB Class B	8,524	163,450
Skandinaviska Enskilda Bank Class A	13,526	322,327
Skanska AB Class B	10,525	162,334
SKF AB Class B	10,803	170,374
SSAB Svenskt Stal AB Series A	4,584	91,403
SSAB Svenskt Stal AB Series B	1,956	36,963
Svenska Cellulosa AB Class B	5,034	208,096
Svenska Handelsbanken	14,716	379,313
Swedish Match AB	9,931	160,072
Tele2 AB Class B	8,751	88,462
Telelogic AB (a)	6,418	14,269
TeliaSonera AB	53,640	304,843
Trelleborg AB Class B	2,394	40,916
Volvo AB Class A	2,774	133,752
Volvo AB Class B	6,232	306,545
Wihlborgs Fastigheter AB	1,330	22,916
WM Data AB	10,175	31,387

		7,526,233

Switzerland (6.75%)
ABB Ltd.	56,068	729,198
Adecco SA	3,841	227,152
Ciba Specialty Chemicals AG	1,902	106,025
Clariant AG (a)	6,575	93,310
Compagnie Financiere Richemont AG Class A	14,258	653,100
Credit Suisse Group	33,618	1,880,881

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
Geberit AG Reg	112	$129,539
Givaudan	190	149,585
Holcim Ltd.	5,680	435,333
Kudelski SA Bearer	1,008	24,364
Kuehne & Nagel International AG	1,535	111,746
Kuoni Reisen Holding (a)	78	43,767
Logitech International SA (a)	2,444	94,357
Lonza Group AG	1,044	71,604
Micronas Semiconductor (a)	1,010	27,263
Nestle SA	11,365	3,569,719
Nobel Biocare Holding AG (a)	645	153,132
Novartis AG	65,564	3,550,233
Phonak Holding AG	1,185	74,102
PSP Swiss Property AG (a)	866	44,768
Rieter Holding AG	136	52,284
Roche Holding AG	19,840	3,279,754
Schindler Holding AG	1,560	80,964
Serono SA Class B	153	105,688
SGS SA	120	113,860
SIG Holding AG (a)	155	34,105
Straumann Holding AG	224	57,120
Sulzer AG	107	80,170
Swiss Reinsurance	9,668	675,744
Swisscom AG	613	201,818
Syngenta AG (a)	3,038	403,808
Synthes Inc. (a)	1,342	161,912
The Swatch Group AG	1,683	58,782
The Swatch Group AG Class B	971	164,011
UBS AG	29,260	3,207,100
Unaxis Holding AG (a)	184	51,172
Zurich Financial Services	4,092	897,023

		21,794,493

United Kingdom (23.86%)
3I Group PLC	16,413	273,614
Aegis Group PLC	27,692	66,698
Aggreko PLC	6,054	32,158
Alliance Unichem PLC	7,225	136,544
AMEC PLC	9,756	57,415
Amvescap PLC	21,079	193,045
Anglo American PLC	40,155	1,646,968
ARM Holdings PLC	39,814	83,379
Arriva PLC	6,186	68,235
Associated British Ports Holdings PLC	9,292	155,160
AstraZeneca PLC	44,556	2,689,306
Aviva PLC	67,897	961,125
BAE Systems PLC	92,030	629,248
Balfour Beatty PLC	11,946	75,881
Barclays PLC	183,587	2,086,160
Barratt Developments PLC	6,776	118,786
BBA Group PLC	14,184	69,310
Bellway PLC	3,184	68,299
BG Group PLC	100,809	1,346,856

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
BHP Billiton PLC	69,817	$1,354,318
BOC Group PLC	14,500	423,920
Boots Group PLC	14,427	205,290
Bovis Homes Group PLC	3,401	50,502
BP PLC	583,994	6,808,906
Brambles Industries PLC	21,292	169,305
British Airways PLC (a)	15,321	97,107
British American Tobacco PLC	44,432	1,119,069
British Land Co. PLC	15,405	359,790
British Sky Broadcasting PLC	33,808	358,539
Brixton PLC	6,836	60,583
BT Group PLC	238,500	1,055,174
Bunzl PLC	9,724	111,037
Burberry Group PLC	13,665	108,658
Cadbury Schweppes PLC	59,360	572,443
Capita Group PLC	18,672	159,348
Carnival PLC	4,845	197,375
Carphone Warehouse PLC	10,723	62,957
Cattles PLC	9,132	55,600
Centrica PLC	103,198	544,353
Charter PLC (a)	4,587	68,410
Close Brothers Group PLC	3,443	58,002
Cobham PLC	31,040	95,857
Collins Stewart Tullett	5,490	77,054
Compass Group PLC	60,741	294,565
Cookson Group PLC (a)	5,722	55,577
Corus Group PLC	25,082	211,732
CSR PLC (a)	3,553	82,785
Daily Mail & General NV	8,451	95,953
De La Rue PLC	4,638	46,868
Diageo PLC	80,485	1,353,635
DSG International PLC	55,280	195,247
Electrocomponents PLC	13,264	56,843
EMAP PLC	7,468	117,591
EMI Group PLC	22,028	123,730
Enterprise Inns	9,836	172,429
First Choice Holidays PLC	11,134	47,097
FirstGroup PLC	11,683	101,324
FKI PLC	14,846	29,375
Friends Provident PLC	49,951	165,110
Gallaher Group PLC	18,708	292,326
GKN PLC	20,220	102,077
GlaxoSmithKline PLC	164,233	4,588,902
Great Portland Estates	3,771	34,867
Group 4 Securicor PLC	32,208	99,910
GUS PLC	24,878	444,402
Hammerson PLC	8,306	181,856
Hanson PLC	21,009	255,049
Hays PLC	44,196	110,332
HBOS PLC	108,527	1,886,468
HMV Group PLC	10,940	34,796
HSBC Holdings PLC	319,364	5,619,254
ICAP PLC	13,866	127,692

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
IMI PLC	11,221	$103,594
Imperial Chemical Industries PLC	34,241	229,846
Imperial Tobacco Group PLC	20,004	617,386
Inchcape PLC	13,002	113,605
InterContinental Hotels Group PLC	11,109	194,232
International Power PLC (a)	42,307	222,576
Intertek Group PLC	4,333	56,088
Invensys PLC (a)	152,577	54,313
Invensys PLC Temp Line (a) (b)	61,030	21,556
Investec PLC	1,691	80,677
ITV PLC	116,811	233,287
Johnson Matthey PLC	6,371	156,337
Kelda Group PLC	10,762	152,343
Kesa Electricals PLC	15,494	82,803
Kingfisher PLC	66,462	293,120
Ladbrokes PLC	15,934	120,071
Land Securities Group PLC	13,452	446,265
Legal and General Group PLC	186,027	441,181
Liberty International PLC	7,551	148,709
Lloyds TSB Group PLC	158,732	1,560,097
LogicaCMG PLC	32,926	106,247
London Stock Exchange Group	5,385	113,321
Man Group PLC	8,406	396,071
Marks & Spencer Group PLC	47,053	510,751
Meggitt PLC	12,910	76,215
MFI Furniture Group PLC	17,686	35,321
Michael Page International PLC	8,733	56,602
Misys PLC	15,108	60,066
Mitchells & Butler	15,555	148,280
National Express Group PLC	4,162	68,344
National Grid PLC	76,998	832,950
Next PLC	7,223	217,983
Old Mutual PLC	148,981	449,747
PartyGaming PLC	19,596	41,854
Pearson PLC	22,945	312,496
Persimmon PLC	7,881	179,838
Premier Farnell PLC	9,371	30,715
Provident Financial PLC	7,546	85,817
Prudential PLC	68,400	772,825
Punch Taverns PLC	7,142	115,561
Rank Group PLC	17,010	62,753
Reckitt Benckiser PLC	17,332	647,417
Reed Elsevier PLC	36,492	368,446
Rentokil Intial PLC	51,130	147,497
Resolution PLC	5,582	69,159
Reuters Group PLC	38,818	276,362
Rexam PLC	16,028	156,494
Rio Tinto PLC	30,061	1,589,284
Rolls Royce Group (a)	48,901	374,371
Royal & Sun Alliance Insurance Group PLC	83,840	208,525
Royal Bank of Scotland Group	89,939	2,957,084
Royal Dutch Shell PLC Class A	111,147	3,740,701

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Royal Dutch Shell PLC Class B	77,883	$2,723,442
Sabmiller PLC	25,720	463,486
Sage Group PLC	35,706	152,359
Sainsbury	38,797	239,982
Schroders PLC	3,763	70,281
Scottish & Newcastle PLC	22,809	215,004
Scottish & Southern Energy PLC	24,329	517,826
Scottish Power PLC	42,092	453,787
Serco Group PLC	12,989	76,862
Severn Trent PLC	9,855	213,219
Signet Group PLC	48,078	85,350
Slough Estates PLC	12,529	141,676
Smith & Nephew PLC	26,701	205,649
Smiths Group PLC	15,985	263,375
Sportingbet PLC	10,532	76,637
SSL International PLC	5,753	31,623
Stagecoach Group	23,953	51,049
Tate & Lyle PLC	13,646	152,793
Taylor Woodrow PLC	16,699	103,138
Tesco PLC	222,548	1,374,529
The Berkeley Group Holdings PLC (a)	2,941	65,969
The Davis Service Group PLC	4,720	41,175
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	22,763	121,124
Travis Perkins PLC	3,101	86,761
Trinity Mirror PLC	8,304	74,936
Unilever PLC	34,805	782,635
United Business Media PLC	7,938	95,046
United Utilities PLC	24,914	295,545
Vodafone Group PLC	1,709,728	3,643,777
Whitbread PLC	6,157	132,764
William Hill PLC	11,422	132,327
Wimpey (George) PLC	10,939	91,989
Wolseley PLC	17,036	375,830
WPP Group PLC	34,077	412,434
Xstrata PLC	12,604	477,800
Yell Group PLC	21,540	203,739

		77,042,677

Total Common Stocks
(cost $248,863,550)		318,253,707

Preferred Stocks (0.24%)
Germany (0.22%)
Henkel KGaA	1,703	194,646
Porsche AG PFD	223	215,567
ProSiebenSat.1 Media AG	2,408	60,151
RWE AG-Non Voting PFD	1,153	86,848
Volkswagen AG PFD	3,066	154,902

		712,114

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares or principal amount	Value
Preferred Stocks (Cont.)

Italy (0.02%)
Compagnia Assicuratrice Unipol SpA	25,461	$74,087

Total Preferred Stocks
(cost $498,692)		786,201

Repurchase Agreement (0.18%)
Investors Bank & Trust Repurchase Agreement, (c) 4.250%, to be repurchased at $594,846 on 07/03/2006	$594,635	594,635

Total Repurchase Agreement
(cost $594,635)		594,635

TOTAL INVESTMENTS (99.00%)
(cost $249,956,877)		319,634,543
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.00%) (d)		3,220,140

NET ASSETS (100.0%)		$322,854,683

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	Repurchase agreement is fully collateralized by U.S. Treasury securities with a coupon rate of 3.375%, a maturity date of January 15, 2007 and a market value of $606,528 as of June 30, 2006.

(d)	At June 30, 2006 cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 32.61% of the investment securities are denominated in the Euro, followed by 24.45% in the Japanese Yen, 24.10% in the British Pound, 6.82% in the Swiss Franc, 5.26% in the Australian Dollar, 2.36% in the Swedish Krone and 1.64% in the Hong Kong Dollar. The remaining investment securities representing 2.76% of total investments, are denominated in five currencies, each of which represents less than 0.88% of total investments.

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$93,471,959	28.95
Consumer Discretionary	37,961,748	11.76
Industrials	34,414,006	10.66
Materials	27,228,456	8.43
Energy	25,853,680	8.01
Health Care	24,704,899	7.65
Consumer Staples	24,239,553	7.51
Information Technology	18,307,602	5.67
Utilities	16,449,272	5.10
Telecommunication Services	16,408,733	5.08

Total Stocks	319,039,908	98.82
Repurchase Agreement	594,635	0.18
Cash and Other Assets, net of Liabilities	3,220,140	1.00

Net Assets	$322,854,683	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Registered Investment Companies (99.81%)
State Farm Variable Product Trust Bond Fund (38.53%) (a)	3,536,631	$34,411,422
State Farm Variable Product Trust Large Cap Equity Index Fund (61.28%) (a)	4,222,961	54,729,576

Total Registered Investment Companies
(cost $88,872,168)		89,140,998

TOTAL INVESTMENTS (99.81%)
(cost $88,872,168)		89,140,998
OTHER ASSETS, NET OF LIABILITIES (0.19%)		166,372

NET ASSETS (100.00%)		$89,307,370

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (69.37%)

Aerospace/Defense (1.09%)
TRW Inc.
6.730%, 07/11/2007	$900,000	$903,363
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	953,952

		1,857,315

Agriculture, Foods, & Beverage (6.39%)
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	993,694
Bottling Group LLC
2.450%, 10/16/2006	1,000,000	991,568
General Mills Inc.
5.125%, 02/15/2007	1,000,000	996,692
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,010,000
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	942,736
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	950,485
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,037,448
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	986,800
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,022,857
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,030,768
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	984,975

		10,948,023

Automotive (3.36%)
Toyota Motor Credit
5.650%, 01/15/2007	1,000,000	1,000,131
General Motors Acceptance Corp.
6.150%, 04/05/2007	1,500,000	1,491,228
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	941,359
7.375%, 02/01/2011	1,000,000	895,418
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	497,268
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	1,000,000	927,500

		5,752,904

Banks (6.20%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	997,959
Bank One Corp.
2.625%, 06/30/2008	1,000,000	943,985
Bank of New York
5.050%, 03/03/2009	500,000	491,003

	Principal amount	Value
Corporate Bonds (Cont.)

Banks (Cont.)
Wells Fargo & Co.
4.200%, 01/15/2010	$1,000,000	$955,620
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,422,495
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	484,434
Bank of New York
4.950%, 01/14/2011	1,000,000	972,465
Wachovia Corp.
5.350%, 03/15/2011	500,000	492,894
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	990,203
US Bank NA
4.950%, 10/30/2014	500,000	468,361
Fifth Third Bank
4.750%, 02/01/2015	500,000	457,733
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	469,617
Wachovia Bank NA
5.600%, 03/15/2016	500,000	484,798
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	491,794
Bank of America NA
6.000%, 06/15/2016	500,000	500,118

		10,623,479

Building Materials & Construction (1.94%)
York International Corp.
6.625%, 08/15/2006	1,000,000	1,000,642
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	945,424
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	927,667
Masco Corp.
4.800%, 06/15/2015	500,000	445,780

		3,319,513

Chemicals (3.45%)
Praxair Inc.
6.900%, 11/01/2006	1,000,000	1,004,170
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,002,383
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,067,500
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	939,013
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	903,583

		5,916,649

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Commercial Service/Supply (1.40%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	$1,000,000	$941,899
4.950%, 05/15/2010	500,000	480,249
First Data Corp.
4.500%, 06/15/2010	500,000	477,696
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	491,658

		2,391,502

Consumer & Marketing (4.60%)
Steelcase Inc.
6.375%, 11/15/2006	1,000,000	997,414
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	961,379
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,049,952
Avon Products Inc.
5.125%, 01/15/2011	500,000	485,760
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,012,431
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	994,307
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	463,191
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	963,874
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	951,081

		7,879,389

Electronic/Electrical Mfg. (1.44%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	498,863
5.750%, 11/01/2011	1,000,000	1,006,426
General Electric Co.
5.000%, 02/01/2013	1,000,000	957,839

		2,463,128

Financial Services (4.23%)
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	995,693
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	951,766
Citigroup Inc.
4.125%, 02/22/2010	500,000	475,369
SLM Corp.
4.500%, 07/26/2010	1,000,000	953,384
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	968,723
American Express Credit
5.000%, 12/02/2010	1,000,000	974,997

	Principal amount	Value
Corporate Bonds (Cont.)

Financial Services (Cont.)
SLM Corp.
5.450%, 04/25/2011	$500,000	$491,349
HSBC Finance Corp.
5.700%, 06/01/2011	500,000	496,742
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	468,458
Citigroup Inc.
5.300%, 01/07/2016	500,000	476,240

		7,252,721

Forest Products & Paper (1.44%)
International Paper Co.
7.875%, 08/01/2006	1,000,000	1,001,217
Weyerhaeuser Co.
6.125%, 03/15/2007	1,000,000	1,000,527
International Paper Co.
4.000%, 04/01/2010	500,000	467,808

		2,469,552

Health Care (7.26%)
GlaxoSmithKline
2.375%, 04/16/2007	1,000,000	974,123
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	957,049
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	967,540
Abbott Laboratories
5.400%, 09/15/2008	500,000	498,151
3.500%, 02/17/2009	500,000	475,229
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	966,429
Amgen Inc.
4.000%, 11/18/2009	1,000,000	950,557
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	960,879
Abbott Laboratories
5.600%, 05/15/2011	500,000	497,232
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	916,649
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	931,988
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	484,676
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	978,642
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	930,968
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	457,828

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Abbott Laboratories
5.875%, 05/15/2016	$500,000	$495,716

		12,443,656

Machinery & Manufacturing (5.33%)
Cooper Industries Inc.
5.250%, 07/01/2007	1,000,000	990,960
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,441,204
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,021,028
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,059,623
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,436,157
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	974,495
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,039,113
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	474,098
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	701,057

		9,137,735

Media & Broadcasting (2.30%)
The Walt Disney Co.
5.500%, 12/29/2006	1,000,000	1,000,072
New York Times Co.
4.500%, 03/15/2010	500,000	477,146
Gannett Co.
5.750%, 06/01/2011	1,000,000	984,443
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,023,275
New York Times Co.
5.000%, 03/15/2015	500,000	455,706

		3,940,642

Mining & Metals (2.20%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	936,873
Alcan Inc.
6.450%, 03/15/2011	500,000	512,512
BHP Billiton Finance
4.800%, 04/15/2013	1,000,000	939,376
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	923,558
Alcan Inc.
5.000%, 06/01/2015	500,000	461,968

		3,774,287

	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas (2.61%)
ChevronTexaco Capital Co.
3.500%, 09/17/2007	$1,000,000	$975,571
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,500,294
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,028,822
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	957,691

		4,462,378

Retailers (3.92%)
Wal-Mart Stores Inc.
5.450%, 08/01/2006	500,000	499,936
Safeway Inc.
4.125%, 11/01/2008	1,000,000	960,343
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	972,510
CVS Corp.
4.000%, 09/15/2009	1,000,000	946,304
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	948,312
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	475,292
Home Depot Inc.
4.625%, 08/15/2010	500,000	481,592
5.200%, 03/01/2011	500,000	490,881
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	940,209

		6,715,379

Telecom & Telecom Equipment (4.27%)
Cingular Wireless
5.625%, 12/15/2006	1,000,000	1,000,016
Verizon Wireless
5.375%, 12/15/2006	1,000,000	998,898
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	975,660
Verizon Communications
5.350%, 02/15/2011	1,000,000	974,098
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	981,452
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	485,888
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	976,765
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	930,408

		7,323,185

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (5.94%)
Virginia Electric & Power
5.375%, 02/01/2007	$1,000,000	$997,314
Georgia Power
4.875%, 07/15/2007	1,000,000	991,852
Pacificorp
4.300%, 09/15/2008	1,000,000	972,843
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	943,209
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	960,625
Southern California Gas
4.375%, 01/15/2011	1,000,000	947,405
Appalachian Power Co.
5.550%, 04/01/2011	500,000	491,598
Duke Energy Corp.
6.250%, 01/15/2012	500,000	508,609
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	472,053
Union Electric Co.
5.500%, 05/15/2014	1,000,000	969,621
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	942,435
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	986,090

		10,183,654

Total Corporate Bonds
(cost $121,866,860)		118,855,091

Taxable Municipal Bonds (0.56%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	961,980

Total Taxable Municipal Bonds
(cost $1,000,000)		961,980

Government Agency Securities (10.92%) (a)
Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	4,000,000	3,971,904
6.625%, 09/15/2009	2,000,000	2,068,380
4.500%, 07/15/2013	1,500,000	1,411,922
5.200%, 03/05/2019	2,000,000	1,876,190
5.300%, 05/12/2020	2,000,000	1,836,658
Federal National Mortgage Association
7.125%, 03/15/2007	2,000,000	2,021,032
6.625%, 10/15/2007	2,000,000	2,026,988
3.250%, 08/15/2008	1,500,000	1,434,373
6.625%, 09/15/2009	2,000,000	2,067,696

Total Government Agency Securities
(cost $18,948,804)		18,715,143

	Shares or principal amount	Value
U.S. Treasury Obligations (16.83%)

U.S. Treasury Notes
7.000%, 07/15/2006	$2,000,000	$2,000,782
3.500%, 11/15/2006	5,000,000	4,968,165
6.625%, 05/15/2007	3,000,000	3,032,460
5.500%, 02/15/2008	2,000,000	2,010,468
5.625%, 05/15/2008	2,000,000	2,015,782
6.000%, 08/15/2009	3,000,000	3,074,883
6.500%, 02/15/2010	3,000,000	3,134,415
5.000%, 08/15/2011	3,000,000	2,990,976
4.000%, 11/15/2012	3,000,000	2,819,766
3.875%, 02/15/2013	3,000,000	2,792,577

Total U.S. Treasury Obligations
(cost $29,839,421)		28,840,274

Short-term Investments (1.10%)
JPMorgan Treasury Plus Money Market Fund	1,888,597	1,888,597

Total Short-term Investments
(cost $1,888,597)		1,888,597

TOTAL INVESTMENTS (98.78%)
(cost $173,543,682)		169,261,085
OTHER ASSETS, NET OF LIABILITIES (1.22%)		2,092,787

NET ASSETS (100.00%)		$171,353,872

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares or principal amount	Value
Short-term Investments (100.13%)

Agriculture, Foods, & Beverage (4.86%)
Coca-Cola Co.
5.270%, 09/22/2006	$2,299,000	$2,271,067

Automotive (19.23%)
American Honda Finance Corp.
4.980%, 07/13/2006	2,200,000	2,196,348
FCAR Owner Trust Series I
5.040%, 07/14/2006	2,243,000	2,238,918
New Center Asset Trust
5.070%, 07/24/2006	2,254,000	2,246,699
Toyota Motor Credit Corp.
5.290%, 09/01/2006	2,328,000	2,306,790

		8,988,755

Financial Services (23.83%)
Caterpillar Financial Services Corp.
4.850%, 07/03/2006	640,000	639,828
Citigroup Funding
4.950%, 07/07/2006	2,236,000	2,234,155
HSBC Finance Corp.
4.980%, 07/10/2006	2,247,000	2,244,203
Chevron Funding Corp.
4.950%, 07/18/2006	1,200,000	1,197,195
4.990%, 07/18/2006	1,000,000	997,644
General Electric Capital Corp.
5.030%, 07/18/2006	2,240,000	2,234,679
Caterpillar Financial Services Corp.
5.150%, 07/31/2006	1,600,000	1,593,133

		11,140,837

Government Agency Securities (45.19%) (a)
Federal Home Loan Mortgage Corp.
4.920%, 08/08/2006	1,550,000	1,541,950
5.030%, 08/15/2006	2,500,000	2,484,281
5.230%, 08/25/2006	2,000,000	1,984,019
5.230%, 09/12/2006	2,494,000	2,467,551
Federal National Mortgage Association
4.820%, 07/05/2006	1,000,000	999,464
4.940%, 07/20/2006	1,000,000	997,393
4.960%, 08/11/2006	2,000,000	1,988,474
5.010%, 08/21/2006	2,250,000	2,234,031
5.060%, 08/30/2006	2,500,000	2,478,917
5.290%, 09/20/2006	4,000,000	3,952,525

		21,128,605

Registered Investment Companies (2.35%)
JPMorgan Treasury Plus Money Market Fund	1,098,533	1,098,533

	Principal amount	Value
Short-term Investments (Cont.)

Telecom & Telecom Equipment (4.67%)
BellSouth Corp.
5.190%, 08/22/2006	$2,200,000	$2,183,507

Total Short-term Investments
(cost $46,811,304)		46,811,304

TOTAL INVESTMENTS (100.13%)
(cost $46,811,304)		46,811,304
LIABILITIES, NET OF OTHER ASSETS (-0.13%)		(62,460)

NET ASSETS (100.00%)		$46,748,844

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006

(Unaudited)

	Large Cap Equity Fund	Small Cap Equity Fund	International Equity Fund
Assets
Investments in securities
At identified cost	$29,047,166	27,173,915	28,478,800

At market value	$29,997,703	26,063,547	33,144,672
Cash	—	—	—
Foreign currencies at value (cost $49,401 and $2,424,820, respectively)	—	—	50,008
Receivable for:
Dividends and interest	52,107	22,715	54,496
Shares of the Fund sold	21,015	12,538	4,421
Securities sold	125,324	152,861	136,476
SFIMC	199	2,934	22,552
Unrealized gain on forward foreign currency contracts	—	—	1,992
Variation margin	—	—	—
Prepaid expenses	1,584	1,505	1,869

Total assets	30,197,932	26,256,100	33,416,486

Liabilities and Net Assets
Dividends to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	4	2	3
Securities purchased	—	109,000	136,635
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	6,548
SFIMC	47,711	56,934	96,012
Chief Compliance Officer expense	32	30	36
Accrued liabilities	17,742	20,231	41,227

Total Liabilities	65,489	186,197	280,461

Net assets applicable to shares outstanding of common stock	$30,132,443	26,069,903	33,136,025

Fund shares outstanding	2,802,282	2,643,530	2,681,234
Net asset value, offering price and redemption price per share	$10.75	9.86	12.36

Analysis of Net Assets
Paid-in-capital	$28,177,053	26,442,902	27,169,441
Accumulated net realized gain (loss)	742,723	732,732	1,093,533
Net unrealized appreciation (depreciation)	950,538	(1,110,368)	4,661,999
Undistributed net investment income	262,129	4,637	211,052

Net assets applicable to shares outstanding	$30,132,443	26,069,903	33,136,025

See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

520,101,387	229,015,054	249,956,877	88,872,168	173,543,682	46,811,304

536,226,040	268,990,875	319,634,543	89,140,998	169,261,085	46,811,304
356	4,363	—	132,744	—	—
—	—	2,446,847	—	—	—

604,069	362,929	1,015,113	—	2,350,015	4,569
233,735	185,152	90,235	33,628	24,241	9,152
26	41,141,021	831,365	—	—	—
—	—	—	20,348	—	4,682
—	—	—	—	—	—
—	262,667	123,114	—	—	—
30,031	15,804	23,973	4,695	17,277	4,674

537,094,257	310,962,811	324,165,190	89,332,413	171,652,618	46,834,381

—	—	—	—	—	—

152,666	916	34,284	—	21,845	8,888
—	38,122,927	578,935	—	—	—
12,646	—	—	—	—	—
—	—	—	—	—	—
433,521	343,411	591,845	8,564	245,893	58,935
599	317	353	100	188	49
71,162	64,223	105,090	16,379	30,820	17,665

670,594	38,531,794	1,310,507	25,043	298,746	85,537

536,423,663	272,431,017	322,854,683	89,307,370	171,353,872	46,748,844

41,393,904	21,103,560	21,692,372	7,349,475	17,611,594	46,749,946
12.96	12.91	14.88	12.15	9.73	1.00

523,427,912	210,796,184	246,428,010	86,064,844	176,315,838	46,749,946
(7,475,680)	20,183,218	3,844,299	(52,683)	(679,369)	(1,102)
16,113,484	40,190,037	69,832,429	268,829	(4,282,597)	—
4,357,947	1,261,578	2,749,945	3,026,380	—	—

536,423,663	272,431,017	322,854,683	89,307,370	171,353,872	46,748,844

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2006

(Unaudited)

	Large Cap Equity Fund	Small Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$333,317	94,858	481,977
Interest	28,345	27,328	17,453

	361,662	122,186	499,430
Less: foreign withholding taxes	(2,361)	(870)	(47,444)

Total investment income	359,301	121,316	451,986
Expenses:
Investment advisory and management fees	86,067	105,331	128,048
Professional fees	11,781	13,163	26,875
Reports to shareholders	2,224	2,405	1,234
Custodian fees	1,861	4,295	35,940
Securities valuation fees	818	1,063	12,127
Errors & omissions insurance	537	516	553
Trustees’ fees and expenses	465	434	540
Regulatory fees	380	380	380
ICI dues	212	198	214
Fidelity bond expense	152	143	58
Chief Compliance Officer expense	144	131	158
License index fees	—	—	—

Total expenses	104,641	128,059	206,127
Less: expense reimbursement from Manager	(4,235)	(9,562)	(46,067)

Net expenses	100,406	118,497	160,060

Net investment income	258,895	2,819	291,926
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	698,608	512,295	999,391
Net realized gain (loss) on forward foreign currency contracts	—	—	(4,793)
Net realized gain (loss) on foreign currency transactions	—	—	3,575
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	168,002	2,111	568,283

Net realized and unrealized gain (loss) on investments	866,610	514,406	1,566,456

Net change in net assets resulting from operations	$1,125,505	517,225	1,858,382

See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

5,015,353	1,348,598	6,452,579	760,138	—	—
121,156	331,797	22,132	—	4,268,839	1,033,108

5,136,509	1,680,395	6,474,711	760,138	4,268,839	1,033,108
—	(707)	(567,904)	—	—	—

5,136,509	1,679,688	5,906,807	760,138	4,268,839	1,033,108

694,567	544,030	862,117	—	423,356	88,061
27,788	22,606	23,803	8,725	16,561	12,776
46,742	51,761	44,333	12,423	19,585	11,010
—	—	116,555	20	1,266	1,046
2,670	11,565	38,734	—	4,679	—
10,198	5,250	5,292	1,705	3,218	822
8,558	4,318	3,954	1,463	2,671	719
780	380	580	380	380	380
2,960	1,516	1,368	—	1,349	244
1,777	930	1,245	311	552	124
2,747	1,359	1,493	466	879	228
28,246	4,959	4,887	—	—	—

827,033	648,674	1,104,361	25,493	474,496	115,410
—	—	—	(25,493)	—	(5,334)

827,033	648,674	1,104,361	—	474,496	110,076

4,309,476	1,031,014	4,802,446	760,138	3,794,343	923,032

1,927,448	19,083,661	3,048,937	(52,619)	—	—
—	—	123,439	—	—	—
—	—	25,793	—	—	—
(45,410)	(48,475)	(100,964)	—	—	—
81,086	403,757	91,729	—	—	—

7,090,807	(214,540)	20,352,446	767,710	(3,583,638)	—

9,053,931	19,224,403	23,541,380	715,091	(3,583,638)	—

13,363,407	20,255,417	28,343,826	1,475,229	210,705	923,032

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2006 (Unaudited) and the Year ended December 31, 2005	2006	2005 (a)
From operations:
Net investment income	$258,895	189,622
Net realized gain (loss)	698,608	75,038
Change in net unrealized appreciation or depreciation	168,002	782,536

Net change in net assets resulting from operations	1,125,505	1,047,196
Distributions to shareholders from:
Net investment income	—	(186,165)
Net realized gain	—	(31,146)

Total distributions to shareholders	—	(217,311)
From Fund share transactions:
Proceeds from shares sold	2,178,496	25,880,871
Reinvestment of distributions	—	217,311

	2,178,496	26,098,182
Less payments for shares redeemed	(49,865)	(49,760)

Net increase (decrease) in net assets from Fund share transactions	2,128,631	26,048,422

Total increase (decrease) in net assets	3,254,136	26,878,307

Net assets:
Beginning of year	26,878,307	—

End of year*	$30,132,443	26,878,307

*Including undistributed (distribution in excess of) net investment income	$262,129	3,457

Share Information
Sold	204,272	2,586,804
Issued in reinvestment of distributions	—	20,915
Redeemed	(4,689)	(5,020)

Net increase (decrease)	199,583	2,602,699

(a)	From commencement of operations July 26, 2005 to December 31, 2005.

See accompanying notes to financial statements.

Small Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2006	2005 (a)	2006	2005 (a)	2006	2005	2006	2005

2,819	21,749	291,926	59,554	4,309,476	7,877,266	1,031,014	1,600,944
512,295	318,001	998,173	195,981	1,882,038	5,849,525	19,035,186	16,193,523
2,111	(1,112,479)	568,283	4,093,716	7,171,893	9,451,055	189,217	(7,996,287)

517,225	(772,729)	1,858,382	4,349,251	13,363,407	23,177,846	20,255,417	9,798,180

—	(18,475)	—	(154,953)	—	(7,809,443)	—	(1,484,603)
—	(99,020)	—	(86,096)	—	—	—	(16,058,116)

—	(117,495)	—	(241,049)	—	(7,809,443)	—	(17,542,719)

1,030,277	25,403,385	1,544,963	25,468,247	11,011,800	30,289,204	4,555,641	12,233,417
—	117,495	—	241,049	—	7,809,441	—	17,542,718

1,030,277	25,520,880	1,544,963	25,709,296	11,011,800	38,098,645	4,555,641	29,776,135
(69,627)	(38,628)	(61,204)	(23,614)	(9,917,186)	(28,947,212)	(5,452,866)	(33,028,203)

960,650	25,482,252	1,483,759	25,685,682	1,094,614	9,151,433	(897,225)	(3,252,068)

1,477,875	24,592,028	3,342,141	29,793,884	14,458,021	24,519,836	19,358,192	(10,996,607)

24,592,028	—	29,793,884	—	521,965,642	497,445,806	253,072,825	264,069,432

26,069,903	24,592,028	33,136,025	29,793,884	536,423,663	521,965,642	272,431,017	253,072,825

4,637	3,274	211,052	(80,874)	4,357,947	105,626	1,261,578	283,173

100,588	2,541,839	125,315	2,542,489	843,705	2,481,773	349,243	1,023,590
—	12,113	—	20,727	—	611,546	—	1,457,036
(7,024)	(3,986)	(5,132)	(2,165)	(762,059)	(2,353,316)	(423,236)	(2,753,825)

93,564	2,549,966	120,183	2,561,051	81,646	740,003	(73,993)	(273,199)

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2006 (Unaudited) and the Year ended December 31, 2005	2006	2005
From operations:
Net investment income	$4,802,446	5,261,215
Net realized gain (loss)	3,097,205	3,127,533
Change in net unrealized appreciation or depreciation	20,444,175	26,398,931

Net change in net assets resulting from operations	28,343,826	34,787,679
Distributions to shareholders from:
Net investment income	—	(5,783,131)
Net realized gain	—	(1,780,729)

Total distributions to shareholders	—	(7,563,860)
From Fund share transactions:
Proceeds from shares sold	5,122,237	11,611,990
Reinvestment of distributions	—	7,563,859

	5,122,237	19,175,849
Less payments for shares redeemed	(3,160,965)	(7,427,928)

Net increase (decrease) in net assets from Fund share transactions	1,961,272	11,747,921

Total increase (decrease) in net assets	30,305,098	38,971,740

Net assets:
Beginning of year	292,549,585	253,577,845

End of year*	$322,854,683	292,549,585

*Including undistributed (distribution in excess of) net investment income	$2,749,945	(2,052,501)

Share Information
Sold	348,162	935,462
Issued in reinvestment of distributions	—	557,395
Redeemed	(216,063)	(577,751)

Net increase (decrease)	132,099	915,106

See accompanying notes to financial statements.

Stock and Bond Balanced Fund		Bond Fund		Money Market Fund
2006	2005	2006	2005	2006	2005

760,138	2,266,262	3,794,343	7,420,975	923,032	1,331,874
(52,619)	(64)	—	(166,544)	—	(1,102)
767,710	485,566	(3,583,638)	(5,538,599)	—	—

1,475,229	2,751,764	210,705	1,715,832	923,032	1,330,772

—	(2,058,064)	(3,794,343)	(7,420,975)	(923,032)	(1,331,874)
—	—	—	—	—	—

—	(2,058,064)	(3,794,343)	(7,420,975)	(923,032)	(1,331,874)

2,231,820	6,333,570	4,651,405	11,815,152	4,938,021	5,300,814
—	2,058,064	3,794,343	7,039,984	923,032	1,312,025

2,231,820	8,391,634	8,445,748	18,855,136	5,861,053	6,612,839
(3,460,956)	(4,059,549)	(3,322,321)	(20,192,834)	(3,017,835)	(18,594,617)

(1,229,136)	4,332,085	5,123,427	(1,337,698)	2,843,218	(11,981,778)

246,093	5,025,785	1,539,789	(7,042,841)	2,843,218	(11,982,880)

89,061,277	84,035,492	169,814,083	176,856,924	43,905,626	55,888,506

89,307,370	89,061,277	171,353,872	169,814,083	46,748,844	43,905,626

3,026,380	2,266,242	—	—	—	—

183,200	533,835	472,750	1,169,663	4,938,021	5,300,814
—	178,962	368,854	700,522	923,032	1,312,025
(283,319)	(341,862)	(338,640)	(1,997,067)	(3,017,835)	(18,594,617)

(100,119)	370,935	502,964	(126,882)	2,843,218	(11,981,778)

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2006. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of the value of its net assets plus any borrowing in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations in the same range as found in the Russell 2000 Index® (the “Russell 2000”)1.

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (Large Cap Index Fund) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)2 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Index Fund) seeks to match the performance of the Russell 2000. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Index Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

(1)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(2)	“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities or quotations from an independent pricing service for non-U.S. equity securities in certain circumstances. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of June 30, 2006.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Standard time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2006, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$29,047,166	$1,786,353	$(835,816)	$950,537
Small Cap Equity Fund	27,173,915	1,779,520	(2,889,888)	(1,110,368)
International Equity Fund	28,663,647	4,900,710	(419,685)	4,481,025
Large Cap Index Fund	520,599,417	105,134,127	(89,507,504)	15,626,623
Small Cap Index Fund	229,180,713	62,233,144	(22,422,982)	39,810,162
International Index Fund	252,933,931	93,035,175	(26,334,563)	66,700,612
Balanced Fund	88,872,169	1,582,650	(1,313,821)	268,829
Bond Fund	173,543,682	753,905	(5,036,502)	(4,282,597)
Money Market Fund	46,811,304	—	—	—

Dividends and distributions payable to shareholders are recorded by the Large Cap Equity, Small Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund’s respective net investment income, and distribute such amounts at the end of each calendar month.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The differences are primarily due to differing treatments for futures contracts, the recognition of net realized losses, foreign currency transactions, and short term capital gains. The tax character of distributions for certain funds was as follows for the year ended December 31, 2005:

Fund	Ordinary Income	Long-term Capital Gain	Total
Large Cap Equity Fund	$217,311	$—	$217,311
Small Cap Equity Fund	117,495	—	117,495
International Equity Fund	241,049	—	241,049
Small Cap Index Fund	2,364,835	15,177,884	17,542,719

For the remaining funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statements of Changes in Net Assets for the year ended December 31, 2005. The tax character of distributions made during the six months ended June 30, 2006 were the same as the composition of distributions reflected in the Statements of Changes in Net Assets as of June 30, 2006.

The International Index Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Index Fund recognized unrealized appreciation (depreciation) of $706,309 and capital gains of $7,012 during 2005 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2005, was $2,863,568.

The International Equity Fund has elected to mark-to-market its investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $184,827, and capital gains of $1,149 during 2005, as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2005, was $184,827.

From November 1, 2005 through December 31, 2005, the International Equity and International Index Funds incurred $10,235 and $45,414 in foreign exchange losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2006.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

At December 31, 2005, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Large Cap Index Fund	Balanced Fund	Bond Fund	Money Market Fund
2010	$9,006,652	—	—	—
2011	$—	—	512,825	—
2012	$—	—	—	—
2013	$—	64	166,544	1,102

Total:	$9,006,652	64	679,369	1,102

As of December 31, 2005, in accordance with federal tax regulations the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term gain	Unrealized appreciation/(depreciation)	Accumulated capital and other losses	Total
Large Cap Equity Fund	$45,487	$—	$784,398	$—	$829,885
Small Cap Equity Fund	219,065	—	(1,109,289)	—	(890,224)
International Equity Fund	203,551	—	3,914,887	(10,236)	4,108,202
Large Cap Index Fund	105,626	—	8,533,370	(9,006,652)	(367,656)
Small Cap Index Fund	150,110	938,463	40,290,843	—	41,379,416
International Index Fund	1,035,763	689,343	46,403,155	(45,414)	48,082,847

Differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2005 relate to current year estimates for return of capital from Real Estate Investment Trusts (“REITs”), accumulated capital losses, post-October loss deferrals, short term capital gains and mark-to-market of PFICs, and/or forward foreign currency and futures contract adjustments. The tax character of undistributed net investment income for the remaining Funds was the same as reflected in the Analysis of Net Assets as of December 31, 2005.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2006. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

3. Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.26% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by that Fund. This expense limitation arrangement is voluntary and may be eliminated by SFIMC at any time. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, other than the investment advisory and management services fee, that exceed 0.10% of such Fund’s average daily net assets. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee, that exceed 0.20% of the Fund’s average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Capital Guardian Trust Company (“Capital Guardian”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Equity, Small Cap Equity, and International Equity Funds, and Barclays Global Fund Advisors (“Barclays”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds. In accordance with the overall investment objectives of each respective Fund, Capital Guardian and Barclays determine which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

During the six months ended June 30, 2006, the following fees were earned by Capital Guardian and Barclays for sub-advisory services (not all amounts earned were paid during the period):

Advisory Fees
Capital Guardian
Large Cap Equity Fund	$36,824
Small Cap Equity Fund	46,134
International Equity Fund	55,996

Total	$138,954

Barclays
Large Cap Index Fund	$211,942
Small Cap Index Fund	175,383
International Index Fund	293,476

Total	$680,801

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees and the Trust’s portion of the compensation paid to or accrued for the Trust’s Chief Compliance Officer.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Large Cap Equity Fund
Purchases	$8,255,387	$28,401,700
Proceeds from sales	5,703,783	3,682,673
Small Cap Equity Fund
Purchases	8,076,796	28,827,116
Proceeds from sales	6,443,291	5,169,419
International Equity Fund
Purchases	4,792,111	27,465,333
Proceeds from sales	3,241,506	2,766,643
Large Cap Index Fund
Purchases	14,726,754	39,465,734
Proceeds from sales	9,905,180	19,451,792
Small Cap Index Fund
Purchases	38,729,597	41,459,333
Proceeds from sales	51,214,819	66,721,068
International Index Fund
Purchases	11,807,273	16,583,459
Proceeds from sales	7,029,511	6,614,963
Balanced Fund
Purchases	1,176,138	5,291,044
Proceeds from sales	1,585,000	894,000
Bond Fund
Purchases	18,452,736	26,876,457
Proceeds from sales	9,491,556	26,534,795

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5.	Futures and foreign currency contracts

The International Index Fund had no open forward foreign currency contracts at June 30, 2006.

The International Equity Fund had the following open forward foreign currency contracts at June 30, 2006:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
168,668	Australian Dollar	1	07/21/2006	125,299	$(640)
78,044	British Pound	1	09/26/2006	144,620	1,659
156,072	Euro	3	07/03/2006-07/21/2006	199,745	(3,956)
4,163,525	Japanese Yen	2	07/03/2006-07/05/2006	36,382	329
175,911	Swiss Franc	1	09/26/2006	144,909	(1,948)

				Total	$(4,556)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2006:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Index Fund	S&P 500 Index Mini	80	$5,128,768	$5,117,600	Long	September ‘06	$(11,168)

Small Cap Index Fund	Russell 2000 Index Mini	264	19,097,385	19,311,600	Long	September ‘06	$214,215

International Index Fund	TOPIX Index	5	694,660	695,228	Long	September ‘06	568
International Index Fund	DJ Euro Stoxx 50	18	813,157	842,835	Long	September ‘06	29,678
International Index Fund	EMINI MSCI EAFE Index	16	1,396,410	1,473,680	Long	September ‘06	77,270
International Index Fund	FTSE 100 Index	6	630,808	646,418	Long	September ‘06	15,610

Total							$123,126

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		From commencement of investment operations July 26, 2005 to December 31, 2005
Net asset value, beginning of period	$10.33		10.00

Income from Investment Operations
Net investment income (a)	0.10		0.07
Net gain (loss) on investments (both realized and unrealized)	0.32		0.34

Total from investment operations	0.42		0.41

Less Distributions
Net investment income	—		(0.07)
Net realized gain	—		(0.01)

Total distributions	—		(0.08)

Net asset value, end of period	$10.75		10.33

Total Return (b)	4.07%		4.14%
Net assets, end of period (millions)	$30.1		26.9
Ratios to average net assets assuming expense limitations
Expenses	0.70	%(c)	0.70	%(c)
Net investment income	1.80	%(c)	1.71	%(c)
Ratios to average net assets absent expense limitations
Expenses	0.73	%(c)	0.85	%(c)
Net investment income	1.77	%(c)	1.56	%(c)
Portfolio turnover rate	42	%(c)	15%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		From commencement of investment operations July 26, 2005 to December 31, 2005
Net asset value, beginning of period	$9.64		10.00

Income from Investment Operations
Net investment income (a)	—		0.01
Net gain (loss) on investments (both realized and unrealized)	0.22		(0.32)

Total from investment operations	0.22		(0.31)

Less Distributions
Net investment income	—		(0.01)
Net realized gain	—		(0.04)

Total distributions	—		(0.05)

Net asset value, end of period	$9.86		9.64

Total Return (b)	2.28%		(3.14)%
Net assets, end of period (millions)	$26.1		24.6
Ratios to average net assets assuming expense limitations
Expenses	0.90	%(c)	0.90	%(c)
Net investment income	0.02	%(c)	0.21	%(c)
Ratios to average net assets absent expense limitations
Expenses	0.97	%(c)	1.11	%(c)
Net investment income (loss)	(0.05	)%(c)	0.00	%(c)
Portfolio turnover rate	51	%(c)	22%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		From commencement of investment operations July 26, 2005 to December 31, 2005
Net asset value, beginning of period	$11.63		10.00

Income from Investment Operations
Net investment income (a)	0.11		0.02
Net gain (loss) on investments (both realized and unrealized)	0.62		1.70

Total from investment operations	0.73		1.72

Less Distributions
Net investment income	—		(0.06)
Net realized gain	—		(0.03)

Total distributions	—		(0.09)

Net asset value, end of period	$12.36		11.63

Total Return (b)	6.28%		17.25%
Net assets, end of period (millions)	$33.1		29.8
Ratios to average net assets assuming expense limitations
Expenses	1.00	%(c)	1.00	%(c)
Net investment income	1.82	%(c)	0.50	%(c)
Ratios to average net assets absent expense limitations
Expenses	1.29	%(c)	1.35	%(c)
Net investment income	1.53	%(c)	0.15	%(c)
Portfolio turnover rate	24	%(c)	10%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		Year ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$12.63		12.26	11.27	8.89	11.62	13.36
Income from Investment Operations
Net investment income (a)	0.10		0.19	0.20	0.14	0.13	0.13
Net gain (loss) on investments (both realized and unrealized)	0.23		0.37	0.98	2.38	(2.73)	(1.75)

Total from investment operations	0.33		0.56	1.18	2.52	(2.60)	(1.62)

Less Distributions
Net investment income	—		(0.19)	(0.19)	(0.14)	(0.13)	(0.12)
Net realized gain (b)	—		—	—	—	—	—

Total distributions	—		(0.19)	(0.19)	(0.14)	(0.13)	(0.12)

Net asset value, end of period	$12.96		12.63	12.26	11.27	8.89	11.62

Total Return	2.61	%(c)	4.57%	10.46%	28.31%	(22.41)%	(12.11)%
Net assets, end of period (millions)	$536.4		522.0	497.4	395.8	284.1	331.3
Ratios to average net assets
Expenses	0.31	%(d)	0.32%	0.30%	0.31%	0.31%	0.34%
Net investment income	1.61	%(d)	1.57%	1.73%	1.47%	1.31%	1.07%
Portfolio turnover rate	4	%(d)	4%	3%	1%	3%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions representing less than $.01 per share were made in 2001.

(c)	Not annualized.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		Year ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$11.95		12.31	10.79	7.43	9.46	9.36
Income from Investment Operations
Net investment income (a)	0.05		0.08	0.08	0.06	0.08	0.09
Net gain (loss) on investments (both realized and unrealized)	0.91		0.45	1.85	3.36	(2.03)	0.10

Total from investment operations	0.96		0.53	1.93	3.42	(1.95)	0.19

Less Distributions
Net investment income	—		(0.08)	(0.06)	(0.06)	(0.08)	(0.08)
Net realized gain	—		(0.81)	(0.35)	—	—	(0.01)

Total distributions	—		(0.89)	(0.41)	(0.06)	(0.08)	(0.09)

Net asset value, end of period	$12.91		11.95	12.31	10.79	7.43	9.46

Total Return	8.03	%(b)	4.25%	17.89%	45.96%	(20.66)%	2.05%
Net assets, end of period (millions)	$272.4		253.1	264.0	208.0	134.2	156.1
Ratios to average net assets assuming expense limitations
Expenses	0.48	%(c)	0.50%	0.48%	0.50%	0.50%	0.50%
Net investment income	0.76	%(c)	0.64%	0.71%	0.71%	0.93%	0.99%
Ratios to average net assets absent expense limitations
Expenses	0.48	%(c)	0.50%	0.48%	0.51%	0.50%	0.55%
Net investment income	0.76	%(c)	0.64%	0.71%	0.70%	0.93%	0.94%
Portfolio turnover rate	30	%(c)	17%	20%	22%	29%	36%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		Year ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$13.57		12.28	10.50	7.75	9.40	12.10
Income from Investment Operations
Net investment income (a)	0.22		0.25	0.19	0.15	0.12	0.10
Net gain (loss) on investments (both realized and unrealized)	1.09		1.40	1.83	2.78	(1.65)	(2.73)

Total from investment operations	1.31		1.65	2.02	2.93	(1.53)	(2.63)

Less Distributions
Net investment income	—		(0.28)	(0.24)	(0.18)	(0.12)	(0.07)
Net realized gain (b)	—		(0.08)	—	—	—	—

Total distributions	—		(0.36)	(0.24)	(0.18)	(0.12)	(0.07)

Net asset value, end of period	$14.88		13.57	12.28	10.50	7.75	9.40

Total Return	9.65	%(c)	13.44%	19.26%	37.84%	(16.26)%	(21.71)%
Net assets, end of period (millions)	$322.9		292.6	253.6	203.7	144.2	162.8
Ratios to average net assets assuming expense limitations
Expenses	0.70	%(d)	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.06	%(d)	1.98%	1.76%	1.75%	1.40%	0.95%
Ratios to average net assets absent expense limitations
Expenses	0.70	%(d)	0.74%	0.77%	0.77%	0.78%	0.88%
Net investment income	3.06	%(d)	1.98%	1.74%	1.73%	1.37%	0.82%
Portfolio turnover rate	4	%(d)	3%	4%	5%	9%	6%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represent less than $0.01 per share in 2001.

(c)	Not annualized.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		Year ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$11.96		11.87	11.30	9.82	11.34	12.22
Income from Investment Operations
Net investment income (a)	0.10		0.31	0.31	0.27	0.30	0.34
Net gain (loss) on investments (both realized and unrealized)	0.09		0.06	0.50	1.51	(1.49)	(0.79)

Total from investment operations	0.19		0.37	0.81	1.78	(1.19)	(0.45)

Less Distributions
Net investment income	—		(0.28)	(0.23)	(0.27)	(0.29)	(0.31)
Net realized gain	—		—	(0.01)	(0.03)	(0.04)	(0.12)

Total distributions	—		(0.28)	(0.24)	(0.30)	(0.33)	(0.43)

Net asset value, end of period	$12.15		11.96	11.87	11.30	9.82	11.34

Total Return	1.59	%(b)	3.22%	7.26%	18.30%	(10.51)%	(3.55)%
Net assets, end of period (millions)	$89.3		89.1	84.0	70.3	55.1	58.4
Ratios to average net assets assuming expense limitations
Expenses	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.70	%(c)	2.63%	2.69%	2.55%	2.84%	2.86%
Ratios to average net assets absent expense limitations
Expenses	0.06	%(c)	0.08%	0.05%	0.06%	0.05%	0.08%
Net investment income	1.64	%(c)	2.55%	2.64%	2.49%	2.78%	2.78%
Portfolio turnover rate	3	%(c)	1%	0%	1%	9%	6%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		Year ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$9.94		10.27	10.46	10.50	10.16	9.79
Income from Investment Operations
Net investment income	0.22		0.43	0.44	0.46	0.52	0.56
Net gain (loss) on investments (both realized and unrealized)	(0.21)		(0.33)	(0.19)	(0.03)	0.37	0.37

Total from investment operations	0.01		0.10	0.25	0.43	0.89	0.93

Less Distributions
Net investment income	(0.22)		(0.43)	(0.44)	(0.46)	(0.52)	(0.56)
Net realized gain	—		—	—	(0.01)	(0.03)	—

Total distributions	(0.22)		(0.43)	(0.44)	(0.47)	(0.55)	(0.56)

Net asset value, end of period	$9.73		9.94	10.27	10.46	10.50	10.16

Total Return	0.09	%(a)	1.02%	2.40%	4.08%	9.01%	9.66%
Net assets, end of period (millions)	$171.4		169.8	176.9	162.2	148.1	122.9
Ratios to average net assets
Expenses	0.56	%(b)	0.57%	0.55%	0.56%	0.55%	0.59%
Net investment income	4.48	%(b)	4.28%	4.22%	4.35%	5.05%	5.53%
Portfolio turnover rate	12	%(b)	16%	10%	9%	17%	13%

(a)	Not annualized.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended June 30, 2006 (Unaudited)		Year ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.00		1.00	1.00	1.00	1.00	1.00
Income from Investment Operations
Net investment income	0.02		0.03	0.01	0.01	0.01	0.04

Total from investment operations	0.02		0.03	0.01	0.01	0.01	0.04

Less Distributions
Net investment income	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.04)

Total distributions	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.04)

Net asset value, end of period	$1.00		1.00	1.00	1.00	1.00	1.00

Total Return	2.09	%(a)	2.74%	0.87%	0.67%	1.28%	3.71%
Net assets, end of period (millions)	$46.7		43.9	55.9	55.1	56.2	53.5
Ratios to average net assets assuming expense limitations
Expenses	0.50	%(b)	0.50%	0.48%	0.48%	0.47%	0.50%
Net investment income	4.19	%(b)	2.66%	0.87%	0.67%	1.27%	3.59%
Ratios to average net assets absent expense limitations
Expenses	0.52	%(b)	0.54%	0.48%	0.48%	0.47%	0.52%
Net investment income	4.17	%(b)	2.62%	0.87%	0.67%	1.27%	3.57%

(a)	Not annualized.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

State Farm VP Management Corp. (Underwriter and Distributor of Securities Products) One State Farm Plaza

Bloomington, IL 61710-0001 FORWARDING SERVICE REQUESTED

Presorted Standard U.S. Postage PAID Lancaster, PA PERMIT NO. 1275

STATE FARM INSURANCE®

Issued by: State Farm Life Insurance Company (Not licensed in MA, NY, or WI)

State Farm Life and Accident Assurance Company (Licensed in NY and WI) Home Office, Bloomington, Illinois

State Farm VP Management Corp. (Underwriter and Distributor of Securities Products) One State Farm Plaza

Bloomington, Illinois 61710-0001 1-888-702-2307 statefarm.com®

231.3602.7.CH 8-2006 Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a	)(1)	Not applicable.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a	)(3)	Not applicable.

(b	)	Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date 8/22/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date 8/22/2006

By	/s/ Michael L. Tipsord
Michael L. Tipsord Senior Vice President and Treasurer

Date 8/22/2006